JPMorgan Core Bond Fund
Schedule of Portfolio Investments as of November 30, 2023
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY.  IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2023.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited)

INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 24.7%
U.S. Treasury Bonds
3.50%, 2/15/2039	134,436	118,913
4.25%, 5/15/2039	55,245	53,251
3.88%, 8/15/2040	54,475	49,596
2.25%, 5/15/2041	207,900	147,008
1.75%, 8/15/2041	283,595	182,509
2.00%, 11/15/2041	114,825	76,928
2.38%, 2/15/2042	200,455	142,777
3.38%, 8/15/2042	50,000	41,590
2.75%, 11/15/2042	289,890	218,176
4.00%, 11/15/2042	70,000	63,659
3.13%, 2/15/2043	18,180	14,492
3.88%, 2/15/2043	3,905	3,483
3.88%, 5/15/2043	2,650	2,362
3.63%, 8/15/2043	113,140	97,132
3.75%, 11/15/2043	256,218	223,650
3.63%, 2/15/2044	154,280	132,018
3.00%, 11/15/2044	50,821	39,102
2.88%, 8/15/2045	4,490	3,357
2.50%, 2/15/2046	70,000	48,543
2.25%, 8/15/2046	179,932	117,975
3.00%, 2/15/2047	5,431	4,111
3.00%, 2/15/2048	78,220	58,977
3.13%, 5/15/2048	43,243	33,368
2.88%, 5/15/2049	12,946	9,514
2.25%, 8/15/2049	180,150	115,810
2.38%, 11/15/2049	98,830	65,344
2.00%, 2/15/2050	76,853	46,454
1.25%, 5/15/2050	4,667	2,292
1.38%, 8/15/2050	25,855	13,137
1.63%, 11/15/2050	76,730	41,770
1.88%, 2/15/2051	204,145	118,699
2.38%, 5/15/2051	166,815	109,590
2.00%, 8/15/2051	144,750	86,703
1.88%, 11/15/2051	200,075	115,903
2.25%, 2/15/2052	165,840	105,658
2.88%, 5/15/2052	131,125	96,300
3.00%, 8/15/2052	219,630	165,701
3.63%, 2/15/2053	40,000	34,130
U.S. Treasury Inflation Indexed Bonds
1.75%, 1/15/2028	3,085	3,017
3.63%, 4/15/2028	17,253	18,186
2.50%, 1/15/2029	5,142	5,210
U.S. Treasury Notes
2.13%, 9/30/2024	25,000	24,367
2.25%, 11/15/2024	3,021	2,937
2.00%, 2/15/2025	155,000	149,454
2.88%, 4/30/2025	4,925	4,784

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
2.13%, 5/15/2025	105,395	101,241
2.88%, 5/31/2025	40,158	38,996
2.00%, 8/15/2025	141,304	134,818
2.25%, 11/15/2025	110,049	104,985
4.00%, 12/15/2025	195,000	192,403
0.38%, 1/31/2026	45,675	41,702
0.50%, 2/28/2026	403,160	368,151
2.50%, 2/28/2026	12,550	11,988
0.75%, 4/30/2026	15,670	14,321
4.13%, 6/15/2026	20,000	19,802
0.88%, 6/30/2026	248,957	227,290
4.63%, 9/15/2026	38,000	38,131
0.88%, 9/30/2026	237,283	214,992
2.00%, 11/15/2026	10,000	9,325
1.75%, 12/31/2026	64,262	59,377
1.50%, 1/31/2027	5,196	4,751
2.63%, 5/31/2027	200,000	188,461
2.75%, 7/31/2027	113,240	106,954
3.13%, 8/31/2027	111,315	106,445
0.38%, 9/30/2027	31,575	27,148
4.13%, 10/31/2027	318,905	315,953
1.25%, 3/31/2028	160,035	140,518
3.63%, 3/31/2028	12,000	11,660
1.25%, 4/30/2028	85,520	74,940
2.88%, 5/15/2028	7,030	6,612
1.25%, 6/30/2028	782,088	682,157
1.00%, 7/31/2028	225,000	193,456
1.75%, 1/31/2029	48,420	42,647
1.88%, 2/28/2029	218,300	193,187
2.88%, 4/30/2029	704,175	654,085
3.25%, 6/30/2029	270,000	255,171
3.13%, 8/31/2029	109,865	102,956
3.88%, 9/30/2029	175,000	170,481
4.00%, 10/31/2029	113,000	110,811
4.88%, 10/31/2030	300,000	309,000
1.63%, 5/15/2031	23,990	19,884
1.25%, 8/15/2031	115,000	91,897
1.38%, 11/15/2031	78,783	63,128
1.88%, 2/15/2032	412,700	342,396
2.88%, 5/15/2032	116,650	104,374
2.75%, 8/15/2032	171,000	151,008
4.13%, 11/15/2032	21,000	20,615
U.S. Treasury STRIPS Bonds
2.39%, 2/15/2024 (a)	92,209	91,225
3.16%, 5/15/2024 (a)	67,278	65,717
3.37%, 8/15/2024 (a)	51,591	49,760
8.82%, 11/15/2024 (a)	3,200	3,056
7.37%, 2/15/2025 (a)	6,601	6,228

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — continued
5.73%, 2/15/2026 (a)	6,700	6,051
6.00%, 5/15/2026 (a)	24,999	22,357
0.69%, 11/15/2026 (a)	10,990	9,638
1.40%, 11/15/2027 (a)	50,000	42,093
1.69%, 8/15/2029 (a)	100,000	77,935
1.87%, 11/15/2030 (a)	100,000	73,669
4.95%, 5/15/2032 (a)	113,297	77,865
3.69%, 8/15/2032 (a)	149,800	101,712
4.13%, 11/15/2032 (a)	122,788	82,352
4.25%, 2/15/2033 (a)	36,300	24,046
4.48%, 5/15/2033 (a)	108,105	70,676
6.31%, 8/15/2033 (a)	24,963	16,131
7.23%, 11/15/2033 (a)	33,709	21,496
4.72%, 11/15/2040 (a)	216,030	94,300
4.69%, 2/15/2041 (a)	138,670	59,730
Total U.S. Treasury Obligations (Cost $11,987,436)		10,272,191
Corporate Bonds — 23.8%
Aerospace & Defense — 0.5%
Airbus SE (France) 3.95%, 4/10/2047 (b)	1,046	848
BAE Systems Holdings, Inc. (United Kingdom) 3.80%, 10/7/2024 (b)	5,000	4,915
BAE Systems plc (United Kingdom)
1.90%, 2/15/2031 (b)	14,745	11,682
5.80%, 10/11/2041 (b)	2,500	2,444
3.00%, 9/15/2050 (b)	5,645	3,641
Boeing Co. (The)
4.88%, 5/1/2025	9,325	9,227
2.75%, 2/1/2026	10,982	10,388
2.20%, 2/4/2026	22,360	20,903
3.10%, 5/1/2026	9,560	9,078
5.04%, 5/1/2027	9,155	9,096
5.15%, 5/1/2030	14,590	14,455
3.60%, 5/1/2034	5,076	4,307
5.71%, 5/1/2040	12,565	12,388
5.81%, 5/1/2050	14,000	13,654
L3Harris Technologies, Inc.
5.40%, 7/31/2033	11,863	11,824
4.85%, 4/27/2035	1,918	1,800
Leidos, Inc.
2.30%, 2/15/2031	8,020	6,424
5.75%, 3/15/2033	8,600	8,565
Northrop Grumman Corp. 5.15%, 5/1/2040	13,000	12,406
RTX Corp.
5.15%, 2/27/2033	11,955	11,742
4.50%, 6/1/2042	13,927	11,961
4.15%, 5/15/2045	7,861	6,259
3.75%, 11/1/2046	7,060	5,231
4.35%, 4/15/2047	4,020	3,273

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Aerospace & Defense — continued
2.82%, 9/1/2051	10,000	6,124
3.03%, 3/15/2052	3,840	2,432
6.40%, 3/15/2054	5,495	5,965
		221,032
Automobile Components — 0.0% ^
Lear Corp. 2.60%, 1/15/2032	3,330	2,589
Automobiles — 0.2%
Hyundai Capital America
1.80%, 10/15/2025 (b)	8,870	8,246
1.30%, 1/8/2026 (b)	7,365	6,717
1.50%, 6/15/2026 (b)	17,530	15,759
2.38%, 10/15/2027 (b)	9,020	7,945
1.80%, 1/10/2028 (b)	12,950	11,063
Stellantis Finance US, Inc. 2.69%, 9/15/2031 (b)	12,937	10,345
Volkswagen Group of America Finance LLC (Germany) 1.63%, 11/24/2027 (b)	6,615	5,669
		65,744
Banks — 6.5%
ABN AMRO Bank NV (Netherlands)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.55%), 6.58%, 10/13/2026 (b) (c)	33,300	33,630
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.34%, 9/18/2027 (b) (c)	17,700	17,788
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.47%, 12/13/2029 (b) (c)	15,800	13,402
AIB Group plc (Ireland)
(3-MONTH SOFR + 1.87%), 4.26%, 4/10/2025 (b) (c)	1,670	1,656
(SOFR + 3.46%), 7.58%, 10/14/2026 (b) (c)	21,112	21,593
(SOFR + 2.33%), 6.61%, 9/13/2029 (b) (c)	7,745	7,894
ANZ New Zealand Int'l Ltd. (New Zealand)
3.45%, 1/21/2028 (b)	2,000	1,855
5.36%, 8/14/2028 (b)	20,760	20,785
2.55%, 2/13/2030 (b)	3,050	2,569
Australia & New Zealand Banking Group Ltd. (Australia)
4.40%, 5/19/2026 (b) (d)	1,834	1,766
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.29%), 2.95%, 7/22/2030 (b) (c)	4,560	4,286
Banco Santander SA (Spain)
5.15%, 8/18/2025	3,600	3,550
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.90%), 1.72%, 9/14/2027 (c)	6,400	5,677
5.59%, 8/8/2028	49,600	49,262
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.23%, 11/22/2032 (c)	13,400	10,535
Bank of America Corp.
(3-MONTH CME TERM SOFR + 1.07%), 3.37%, 1/23/2026 (c)	5,215	5,052
4.25%, 10/22/2026	6,055	5,853
(SOFR + 1.29%), 5.08%, 1/20/2027 (c)	21,849	21,608
Series N, (SOFR + 0.91%), 1.66%, 3/11/2027 (c)	6,250	5,703
(SOFR + 0.96%), 1.73%, 7/22/2027 (c)	9,615	8,679
(3-MONTH CME TERM SOFR + 1.77%), 3.71%, 4/24/2028 (c)	10,025	9,421
(SOFR + 1.58%), 4.38%, 4/27/2028 (c)	26,190	25,197
(3-MONTH CME TERM SOFR + 1.63%), 3.59%, 7/21/2028 (c)	29,628	27,658

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
(3-MONTH CME TERM SOFR + 1.30%), 3.42%, 12/20/2028 (c)	49,969	45,902
(3-MONTH CME TERM SOFR + 1.33%), 3.97%, 3/5/2029 (c)	7,135	6,684
(SOFR + 1.63%), 5.20%, 4/25/2029 (c)	34,400	33,873
(SOFR + 1.06%), 2.09%, 6/14/2029 (c)	19,095	16,418
(SOFR + 1.57%), 5.82%, 9/15/2029 (c)	53,000	53,473
(SOFR + 1.32%), 2.69%, 4/22/2032 (c)	22,915	18,617
(SOFR + 1.21%), 2.57%, 10/20/2032 (c)	19,870	15,814
(SOFR + 1.91%), 5.29%, 4/25/2034 (c)	35,000	33,651
(SOFR + 1.84%), 5.87%, 9/15/2034 (c)	28,820	28,917
(SOFR + 1.93%), 2.68%, 6/19/2041 (c)	54,117	36,715
Bank of Ireland Group plc (Ireland)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.25%, 9/16/2026 (b) (c)	20,245	20,248
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (b) (c)	34,388	30,704
Bank of Montreal (Canada)
5.30%, 6/5/2026	11,390	11,379
5.72%, 9/25/2028	33,000	33,394
(USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (c) (d)	5,021	4,488
Bank of Nova Scotia (The) (Canada) 4.85%, 2/1/2030	26,370	25,458
Banque Federative du Credit Mutuel SA (France)
5.90%, 7/13/2026 (b)	27,675	27,849
1.60%, 10/4/2026 (b)	23,810	21,386
5.79%, 7/13/2028 (b)	24,190	24,436
Barclays plc (United Kingdom)
(SOFR + 2.21%), 5.83%, 5/9/2027 (c)	8,500	8,443
(SOFR + 1.88%), 6.50%, 9/13/2027 (c)	52,040	52,469
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 11/24/2032 (c)	10,428	8,210
BNP Paribas SA (France)
(SOFR + 2.07%), 2.22%, 6/9/2026 (b) (c)	12,126	11,465
(SOFR + 1.00%), 1.32%, 1/13/2027 (b) (c)	4,819	4,379
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.34%, 6/12/2029 (b) (c)	2,500	2,475
(SOFR + 1.22%), 2.16%, 9/15/2029 (b) (c)	5,062	4,283
(SOFR + 1.56%), 3.13%, 1/20/2033 (b) (c)	12,958	10,558
(SOFR + 1.87%), 5.89%, 12/5/2034 (b) (c)	24,250	24,179
BPCE SA (France)
4.63%, 7/11/2024 (b)	11,600	11,452
1.00%, 1/20/2026 (b)	20,500	18,623
(SOFR + 1.52%), 1.65%, 10/6/2026 (b) (c)	11,406	10,469
3.38%, 12/2/2026	4,230	3,982
(SOFR + 2.10%), 5.98%, 1/18/2027 (b) (c)	17,265	17,184
4.75%, 7/19/2027 (b)	2,915	2,811
(SOFR + 1.98%), 6.61%, 10/19/2027 (b) (c)	23,410	23,709
(SOFR + 2.27%), 6.71%, 10/19/2029 (b) (c)	29,400	29,998
(SOFR + 1.31%), 2.28%, 1/20/2032 (b) (c)	15,245	11,687
(SOFR + 1.73%), 3.12%, 10/19/2032 (b) (c)	26,000	20,021
(SOFR + 2.59%), 7.00%, 10/19/2034 (b) (c)	21,875	22,543
CaixaBank SA (Spain) (SOFR + 2.08%), 6.68%, 9/13/2027 (b) (c)	26,140	26,378

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Canadian Imperial Bank of Commerce (Canada)
5.99%, 10/3/2028	3,200	3,264
3.60%, 4/7/2032	8,000	7,011
Citigroup, Inc.
4.40%, 6/10/2025	13,411	13,147
4.30%, 11/20/2026	6,200	5,982
4.45%, 9/29/2027	1,491	1,428
(3-MONTH CME TERM SOFR + 1.82%), 3.89%, 1/10/2028 (c)	12,240	11,647
6.63%, 1/15/2028	3,363	3,583
(3-MONTH CME TERM SOFR + 1.65%), 3.67%, 7/24/2028 (c)	41,323	38,699
(3-MONTH CME TERM SOFR + 1.41%), 3.52%, 10/27/2028 (c)	11,100	10,322
(3-MONTH CME TERM SOFR + 1.45%), 4.08%, 4/23/2029 (c)	6,399	6,016
(SOFR + 1.18%), 2.52%, 11/3/2032 (c)	17,190	13,609
(SOFR + 2.66%), 6.17%, 5/25/2034 (c)	8,441	8,376
(3-MONTH CME TERM SOFR + 1.43%), 3.88%, 1/24/2039 (c)	3,330	2,729
(SOFR + 1.38%), 2.90%, 11/3/2042 (c)	1,901	1,297
5.30%, 5/6/2044	698	631
Commonwealth Bank of Australia (Australia) 3.31%, 3/11/2041 (b) (d)	4,795	3,217
Cooperatieve Rabobank UA (Netherlands)
4.38%, 8/4/2025	7,101	6,888
3.75%, 7/21/2026	8,564	8,106
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.22%), 3.65%, 4/6/2028 (b) (c)	12,800	11,971
Credit Agricole SA (France)
4.38%, 3/17/2025 (b)	4,405	4,286
(SOFR + 1.68%), 1.91%, 6/16/2026 (b) (c)	15,810	14,843
5.59%, 7/5/2026 (b)	12,885	12,944
(SOFR + 0.89%), 1.25%, 1/26/2027 (b) (c)	8,688	7,868
(SOFR + 1.86%), 6.32%, 10/3/2029 (b) (c)	13,890	14,156
5.51%, 7/5/2033 (b)	9,805	9,746
2.81%, 1/11/2041 (b)	9,880	6,308
Danske Bank A/S (Denmark)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.98%, 9/10/2025 (b) (c)	8,979	8,629
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.10%), 6.47%, 1/9/2026 (b) (c)	13,430	13,463
Discover Bank 4.25%, 3/13/2026	8,109	7,718
DNB Bank ASA (Norway) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.68%), 1.61%, 3/30/2028 (b) (c)	22,075	19,313
HSBC Holdings plc (United Kingdom)
(SOFR + 1.54%), 1.65%, 4/18/2026 (c)	2,400	2,258
(3-MONTH CME TERM SOFR + 1.61%), 4.29%, 9/12/2026 (c)	4,932	4,778
(SOFR + 1.29%), 1.59%, 5/24/2027 (c)	5,100	4,595
(3-MONTH CME TERM SOFR + 1.81%), 4.04%, 3/13/2028 (c)	17,888	16,925
(SOFR + 1.73%), 2.01%, 9/22/2028 (c)	25,865	22,549
(SOFR + 1.29%), 2.21%, 8/17/2029 (c)	13,465	11,428
(SOFR + 1.95%), 2.36%, 8/18/2031 (c)	20,470	16,384
7.63%, 5/17/2032	4,950	5,237
(SOFR + 1.41%), 2.87%, 11/22/2032 (c)	13,085	10,431
(SOFR + 2.39%), 6.25%, 3/9/2034 (c)	12,000	12,222

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
6.10%, 1/14/2042	3,835	4,071
ING Groep NV (Netherlands)
3.95%, 3/29/2027	2,572	2,443
(SOFR + 1.01%), 1.73%, 4/1/2027 (c)	8,840	8,030
(SOFR + 1.56%), 6.08%, 9/11/2027 (c)	7,083	7,132
(SOFR + 2.09%), 6.11%, 9/11/2034 (c)	13,270	13,311
KBC Group NV (Belgium) (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.05%), 6.32%, 9/21/2034 (b) (c)	36,960	37,148
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (c)	3,780	3,274
Lloyds Banking Group plc (United Kingdom)
4.58%, 12/10/2025	4,700	4,536
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.60%), 3.51%, 3/18/2026 (c)	15,180	14,663
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.63%, 5/11/2027 (c)	12,150	10,968
4.38%, 3/22/2028	6,745	6,394
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.70%), 5.87%, 3/6/2029 (c)	18,495	18,544
Mitsubishi UFJ Financial Group, Inc. (Japan)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.75%), 1.54%, 7/20/2027 (c)	17,660	15,896
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.64%, 10/13/2027 (c)	14,590	13,060
2.05%, 7/17/2030	23,420	19,005
3.75%, 7/18/2039	10,875	8,840
Mizuho Financial Group Cayman 3 Ltd. (Japan) 4.60%, 3/27/2024 (b) (d)	5,440	5,409
Mizuho Financial Group, Inc. (Japan)
(3-MONTH CME TERM SOFR + 1.09%), 2.23%, 5/25/2026 (c)	13,350	12,646
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.67%), 1.23%, 5/22/2027 (c)	16,739	15,028
3.17%, 9/11/2027	4,000	3,689
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.78%, 7/6/2029 (c)	20,000	20,212
(3-MONTH CME TERM SOFR + 1.57%), 2.87%, 9/13/2030 (c)	11,274	9,685
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 5.74%, 5/27/2031 (c)	26,000	25,990
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 5.75%, 7/6/2034 (c)	15,000	14,935
National Australia Bank Ltd. (Australia)
2.33%, 8/21/2030 (b) (d)	10,430	8,193
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.88%), 3.93%, 8/2/2034 (b) (c) (d)	16,395	14,357
NatWest Group plc (United Kingdom)
(3-MONTH SOFR + 1.76%), 4.27%, 3/22/2025 (c)	5,845	5,808
4.80%, 4/5/2026	11,867	11,634
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.85%), 7.47%, 11/10/2026 (c)	8,000	8,200
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.35%), 5.85%, 3/2/2027 (c)	2,715	2,706
(3-MONTH SOFR + 1.75%), 4.89%, 5/18/2029 (c)	5,794	5,545
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.95%), 5.81%, 9/13/2029 (c)	4,480	4,460
(3-MONTH SOFR + 1.91%), 5.08%, 1/27/2030 (c)	14,835	14,188
(3-MONTH SOFR + 1.87%), 4.45%, 5/8/2030 (c)	6,946	6,410
NatWest Markets plc (United Kingdom) 1.60%, 9/29/2026 (b)	31,620	28,348
Nordea Bank Abp (Finland) 5.38%, 9/22/2027 (b)	16,730	16,626
Santander UK Group Holdings plc (United Kingdom)
(SOFR + 2.75%), 6.83%, 11/21/2026 (c)	35,774	36,072
(SOFR + 0.99%), 1.67%, 6/14/2027 (c)	14,830	13,242
(SOFR + 2.60%), 6.53%, 1/10/2029 (c)	45,000	45,379

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Societe Generale SA (France)
5.00%, 1/17/2024 (b)	7,200	7,183
4.25%, 4/14/2025 (b)	20,735	20,043
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.05%), 2.23%, 1/21/2026 (b) (c)	5,000	4,755
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 1.49%, 12/14/2026 (b) (c)	8,995	8,141
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 6.45%, 1/12/2027 (b) (c)	20,000	20,072
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.79%, 6/9/2027 (b) (c)	7,650	6,842
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.55%), 6.45%, 1/10/2029 (b) (c)	20,000	20,180
3.00%, 1/22/2030 (b)	6,844	5,726
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.30%), 2.89%, 6/9/2032 (b) (c)	31,110	24,361
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.90%), 4.03%, 1/21/2043 (b) (c)	5,900	3,877
Standard Chartered plc (United Kingdom)
(3-MONTH SOFR + 1.21%), 2.82%, 1/30/2026 (b) (c)	9,000	8,629
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.00%), 1.46%, 1/14/2027 (b) (c)	30,497	27,558
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.85%), 6.19%, 7/6/2027 (b) (c)	23,375	23,454
(USD ICE Swap Rate 5 Year + 1.97%), 4.87%, 3/15/2033 (b) (c)	2,000	1,822
Sumitomo Mitsui Financial Group, Inc. (Japan)
4.44%, 4/2/2024 (b) (d)	1,246	1,238
2.63%, 7/14/2026	6,102	5,691
3.01%, 10/19/2026	2,517	2,356
5.52%, 1/13/2028	23,065	23,177
5.72%, 9/14/2028	34,240	34,681
3.04%, 7/16/2029	25,422	22,410
5.71%, 1/13/2030	23,065	23,254
5.81%, 9/14/2033	16,500	16,776
Swedbank AB (Sweden) 6.14%, 9/12/2026 (b)	26,895	27,033
Toronto-Dominion Bank (The) (Canada)
5.53%, 7/17/2026	40,820	41,026
5.52%, 7/17/2028	15,305	15,414
Truist Financial Corp.
(SOFR + 2.05%), 6.05%, 6/8/2027 (c)	27,075	27,110
(SOFR + 2.45%), 7.16%, 10/30/2029 (c)	20,190	21,108
(SOFR + 1.85%), 5.12%, 1/26/2034 (c)	12,630	11,618
UniCredit SpA (Italy)
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.57%, 9/22/2026 (b) (c)	14,000	12,989
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (b) (c)	10,885	9,798
Wells Fargo & Co.
4.30%, 7/22/2027	2,925	2,808
(SOFR + 1.74%), 5.57%, 7/25/2029 (c)	48,610	48,532
(SOFR + 1.79%), 6.30%, 10/23/2029 (c)	46,180	47,571
(SOFR + 1.99%), 5.56%, 7/25/2034 (c)	16,715	16,285
(SOFR + 2.06%), 6.49%, 10/23/2034 (c)	30,225	31,567
(SOFR + 2.53%), 3.07%, 4/30/2041 (c)	11,119	7,960
5.38%, 11/2/2043	2,755	2,500
4.65%, 11/4/2044	11,097	9,153
4.40%, 6/14/2046	4,816	3,757
(SOFR + 2.13%), 4.61%, 4/25/2053 (c)	2,800	2,345

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Banks — continued
Wells Fargo Bank NA 5.85%, 2/1/2037	1,720	1,716
Westpac Banking Corp. (Australia)
(USD SOFR Spread-Adjusted ICE Swap Rate 5 Year + 2.24%), 4.32%, 11/23/2031 (c) (d)	5,855	5,535
3.13%, 11/18/2041 (d)	11,364	7,329
		2,685,604
Beverages — 0.3%
Anheuser-Busch Cos. LLC (Belgium) 4.70%, 2/1/2036	21,807	20,780
Anheuser-Busch InBev Finance, Inc. (Belgium) 4.63%, 2/1/2044	1,460	1,299
Anheuser-Busch InBev Worldwide, Inc. (Belgium)
4.38%, 4/15/2038	13,419	12,136
4.44%, 10/6/2048	28,858	25,109
5.80%, 1/23/2059	605	632
Coca-Cola Femsa SAB de CV (Mexico)
2.75%, 1/22/2030	5,933	5,120
1.85%, 9/1/2032	11,205	8,471
Constellation Brands, Inc.
4.75%, 5/9/2032	5,000	4,779
4.50%, 5/9/2047	3,680	3,050
5.25%, 11/15/2048	3,091	2,873
Keurig Dr Pepper, Inc. 3.20%, 5/1/2030	13,500	11,966
Molson Coors Beverage Co. 4.20%, 7/15/2046	20,196	16,016
		112,231
Biotechnology — 0.5%
AbbVie, Inc.
3.20%, 11/21/2029	27,601	25,062
4.55%, 3/15/2035	3,881	3,665
4.50%, 5/14/2035	15,614	14,680
4.05%, 11/21/2039	33,708	28,970
4.63%, 10/1/2042	9,850	8,672
4.40%, 11/6/2042	12,902	11,327
4.75%, 3/15/2045	7,000	6,339
4.45%, 5/14/2046	2,145	1,874
4.25%, 11/21/2049	10,194	8,576
Amgen, Inc.
5.25%, 3/2/2030	17,235	17,323
5.25%, 3/2/2033	25,060	24,806
3.15%, 2/21/2040	5,870	4,329
5.60%, 3/2/2043	15,346	15,017
4.66%, 6/15/2051	17,300	14,808
5.75%, 3/2/2063	7,500	7,339
Baxalta, Inc. 5.25%, 6/23/2045	327	306
Gilead Sciences, Inc.
1.65%, 10/1/2030	9,165	7,408
2.60%, 10/1/2040	11,110	7,645
		208,146

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Broadline Retail — 0.1%
Amazon.com, Inc.
3.88%, 8/22/2037	9,440	8,411
3.95%, 4/13/2052	27,400	22,558
3.25%, 5/12/2061	7,000	4,797
		35,766
Building Products — 0.1%
Masco Corp.
2.00%, 10/1/2030	5,820	4,597
6.50%, 8/15/2032	10,095	10,513
4.50%, 5/15/2047	3,130	2,463
Trane Technologies Financing Ltd. 5.25%, 3/3/2033	10,410	10,341
		27,914
Capital Markets — 2.0%
Bank of New York Mellon Corp. (The)
(SOFR + 1.60%), 6.32%, 10/25/2029 (c)	28,325	29,388
(SOFR + 1.85%), 6.47%, 10/25/2034 (c)	19,650	20,778
Blackstone Holdings Finance Co. LLC 4.45%, 7/15/2045 (b)	3,107	2,426
Brookfield Finance, Inc. (Canada)
3.90%, 1/25/2028	3,664	3,443
4.85%, 3/29/2029	5,160	4,977
4.70%, 9/20/2047	1,075	868
Credit Suisse AG (Switzerland)
0.50%, 2/2/2024	13,822	13,695
3.63%, 9/9/2024	25,106	24,607
7.95%, 1/9/2025	5,755	5,867
2.95%, 4/9/2025	11,750	11,263
1.25%, 8/7/2026	19,107	16,984
7.50%, 2/15/2028	3,598	3,856
Deutsche Bank AG (Germany)
(SOFR + 1.87%), 2.13%, 11/24/2026 (c)	13,585	12,450
(SOFR + 2.52%), 7.15%, 7/13/2027 (c)	14,135	14,417
(SOFR + 3.18%), 6.72%, 1/18/2029 (c)	5,675	5,775
(SOFR + 2.51%), 6.82%, 11/20/2029 (c)	11,195	11,406
(SOFR + 3.04%), 3.55%, 9/18/2031 (c)	5,900	4,944
(SOFR + 1.72%), 3.04%, 5/28/2032 (c)	11,977	9,511
FMR LLC 6.45%, 11/15/2039 (b)	2,242	2,271
Goldman Sachs Group, Inc. (The)
(3-MONTH CME TERM SOFR + 1.46%), 3.27%, 9/29/2025 (c)	13,398	13,101
4.25%, 10/21/2025	10,573	10,298
(SOFR + 1.08%), 5.80%, 8/10/2026 (c)	23,250	23,270
3.50%, 11/16/2026	18,000	17,174
3.85%, 1/26/2027	18,677	17,936
(SOFR + 0.80%), 1.43%, 3/9/2027 (c)	32,000	29,034
(SOFR + 0.91%), 1.95%, 10/21/2027 (c)	14,889	13,370
(SOFR + 1.85%), 3.62%, 3/15/2028 (c)	15,385	14,477
(3-MONTH CME TERM SOFR + 1.77%), 3.69%, 6/5/2028 (c)	47,377	44,485

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Capital Markets — continued
(SOFR + 1.77%), 6.48%, 10/24/2029 (c)	26,250	27,177
(SOFR + 1.28%), 2.62%, 4/22/2032 (c)	11,700	9,428
(SOFR + 1.25%), 2.38%, 7/21/2032 (c)	12,855	10,123
6.75%, 10/1/2037	1,435	1,508
(3-MONTH CME TERM SOFR + 1.63%), 4.02%, 10/31/2038 (c)	4,600	3,807
(3-MONTH CME TERM SOFR + 1.69%), 4.41%, 4/23/2039 (c)	16,126	13,896
(SOFR + 1.51%), 3.21%, 4/22/2042 (c)	1,000	720
(SOFR + 1.63%), 3.44%, 2/24/2043 (c)	5,469	4,022
Jefferies Financial Group, Inc. 6.45%, 6/8/2027	3,725	3,801
Macquarie Bank Ltd. (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.70%), 3.05%, 3/3/2036 (b) (c) (d)	8,095	6,213
Macquarie Group Ltd. (Australia)
6.21%, 11/22/2024 (b)	22,160	22,225
(SOFR + 1.07%), 1.34%, 1/12/2027 (b) (c)	6,735	6,107
(3-MONTH SOFR + 1.75%), 5.03%, 1/15/2030 (b) (c)	22,700	21,932
Morgan Stanley
(SOFR + 1.99%), 2.19%, 4/28/2026 (c)	17,658	16,789
4.35%, 9/8/2026	1,640	1,591
(SOFR + 1.00%), 2.48%, 1/21/2028 (c)	5,806	5,291
3.59%, 7/22/2028 (e)	13,333	12,480
(3-MONTH CME TERM SOFR + 1.40%), 3.77%, 1/24/2029 (c)	7,397	6,898
(SOFR + 1.73%), 5.12%, 2/1/2029 (c)	19,325	19,021
(SOFR + 1.59%), 5.16%, 4/20/2029 (c)	12,760	12,548
(SOFR + 1.63%), 5.45%, 7/20/2029 (c)	13,630	13,578
(3-MONTH CME TERM SOFR + 1.89%), 4.43%, 1/23/2030 (c)	17,528	16,640
(SOFR + 1.03%), 1.79%, 2/13/2032 (c)	11,200	8,582
(SOFR + 1.87%), 5.25%, 4/21/2034 (c)	28,395	27,207
(SOFR + 1.88%), 5.42%, 7/21/2034 (c)	9,295	9,014
(3-MONTH CME TERM SOFR + 1.69%), 4.46%, 4/22/2039 (c)	10,600	9,272
(SOFR + 1.49%), 3.22%, 4/22/2042 (c)	9,350	6,797
Nasdaq, Inc. 5.55%, 2/15/2034	8,860	8,854
Nomura Holdings, Inc. (Japan)
2.65%, 1/16/2025	11,898	11,463
2.68%, 7/16/2030	12,180	9,997
Northern Trust Corp. (3-MONTH SOFR + 1.13%), 3.38%, 5/8/2032 (c)	2,762	2,508
S&P Global, Inc. 2.90%, 3/1/2032	13,602	11,594
State Street Corp. (SOFR + 1.57%), 4.82%, 1/26/2034 (c)	9,010	8,465
UBS Group AG (Switzerland)
(SOFR + 1.56%), 2.59%, 9/11/2025 (b) (c)	33,167	32,230
(SOFR + 2.04%), 2.19%, 6/5/2026 (b) (c)	9,320	8,765
(SOFRINDX + 0.98%), 1.31%, 2/2/2027 (b) (c)	24,200	21,838
4.28%, 1/9/2028 (b)	17,816	16,839
(3-MONTH SOFR + 1.41%), 3.87%, 1/12/2029 (b) (c)	2,991	2,754
(SOFR + 3.92%), 6.54%, 8/12/2033 (b) (c)	10,000	10,205
		824,250

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Chemicals — 0.1%
Albemarle Corp.
5.05%, 6/1/2032	4,336	4,014
5.45%, 12/1/2044	3,800	3,309
CF Industries, Inc.
5.15%, 3/15/2034	3,570	3,380
4.95%, 6/1/2043	16,825	14,262
Dow Chemical Co. (The) 4.55%, 11/30/2025	249	245
DuPont de Nemours, Inc. 5.32%, 11/15/2038	12,320	11,981
LYB International Finance BV 4.88%, 3/15/2044	3,223	2,706
LYB International Finance III LLC 4.20%, 10/15/2049	4,468	3,289
Nutrien Ltd. (Canada)
4.13%, 3/15/2035	6,522	5,634
5.25%, 1/15/2045	4,729	4,219
5.00%, 4/1/2049	4,150	3,571
Union Carbide Corp. 7.75%, 10/1/2096	2,719	3,196
		59,806
Commercial Services & Supplies — 0.0% ^
Ford Foundation (The) Series 2020, 2.82%, 6/1/2070	4,000	2,291
Republic Services, Inc. 5.00%, 4/1/2034	8,470	8,303
		10,594
Construction & Engineering — 0.0% ^
Mexico City Airport Trust (Mexico) 5.50%, 7/31/2047 (b)	1,048	816
Quanta Services, Inc.
2.35%, 1/15/2032	17,240	13,500
3.05%, 10/1/2041	3,330	2,262
		16,578
Construction Materials — 0.0% ^
CRH America, Inc.
3.88%, 5/18/2025 (b)	2,811	2,732
5.13%, 5/18/2045 (b)	6,052	5,622
Martin Marietta Materials, Inc.
3.45%, 6/1/2027	5,785	5,429
3.20%, 7/15/2051	4,840	3,251
		17,034
Consumer Finance — 1.1%
AerCap Ireland Capital DAC (Ireland)
1.65%, 10/29/2024	220	211
6.50%, 7/15/2025	13,141	13,203
4.45%, 10/1/2025	4,342	4,219
1.75%, 1/30/2026	8,311	7,601
2.45%, 10/29/2026	24,380	22,210
6.45%, 4/15/2027 (b)	559	566
3.00%, 10/29/2028	12,605	11,110
Avolon Holdings Funding Ltd. (Ireland)
5.25%, 5/15/2024 (b)	7,708	7,657

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Consumer Finance — continued
3.95%, 7/1/2024 (b)	16,176	15,900
2.88%, 2/15/2025 (b)	46,080	44,013
5.50%, 1/15/2026 (b)	41,007	40,207
2.13%, 2/21/2026 (b)	28,294	25,756
4.25%, 4/15/2026 (b)	12,901	12,270
4.38%, 5/1/2026 (b)	7,510	7,149
2.53%, 11/18/2027 (b)	110,463	95,452
Capital One Financial Corp.
4.20%, 10/29/2025	3,000	2,882
(SOFR + 0.86%), 1.88%, 11/2/2027 (c)	2,798	2,454
(SOFR + 2.64%), 6.31%, 6/8/2029 (c)	29,565	29,392
(SOFR + 1.27%), 2.62%, 11/2/2032 (c)	16,445	12,330
General Motors Financial Co., Inc.
1.20%, 10/15/2024	12,395	11,895
1.25%, 1/8/2026	24,223	22,036
2.35%, 1/8/2031	10,244	8,157
2.70%, 6/10/2031	22,045	17,704
HSBC Finance Corp. 7.63%, 5/17/2032	9,000	8,946
Mitsubishi HC Finance America LLC (Japan) 5.81%, 9/12/2028 (b)	13,025	13,104
Park Aerospace Holdings Ltd. (Ireland) 5.50%, 2/15/2024 (b)	23,761	23,696
		460,120
Consumer Staples Distribution & Retail — 0.1%
7-Eleven, Inc.
1.80%, 2/10/2031 (b)	9,070	7,089
2.50%, 2/10/2041 (b)	9,243	5,928
Alimentation Couche-Tard, Inc. (Canada)
3.55%, 7/26/2027 (b)	7,435	7,020
3.44%, 5/13/2041 (b)	10,460	7,384
3.63%, 5/13/2051 (b)	10,500	6,924
CVS Pass-Through Trust 7.51%, 1/10/2032 (b)	4,042	4,185
Kroger Co. (The)
5.40%, 7/15/2040	829	762
5.00%, 4/15/2042	9,000	7,828
3.88%, 10/15/2046	11,000	8,054
		55,174
Containers & Packaging — 0.0% ^
WRKCo, Inc.
3.75%, 3/15/2025	7,570	7,368
3.90%, 6/1/2028	2,870	2,684
		10,052
Diversified Consumer Services — 0.1%
Claremont Mckenna College Series 2019, 3.38%, 1/1/2050	10,000	6,597
Clark University 3.32%, 7/1/2052	7,000	4,590
Pepperdine University Series 2020, 3.30%, 12/1/2059	9,620	6,098

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Diversified Consumer Services — continued
University of Miami Series 2022, 4.06%, 4/1/2052	6,570	5,212
University of Southern California Series A, 3.23%, 10/1/2120	9,370	5,293
		27,790
Diversified REITs — 0.1%
Goodman US Finance Three LLC (Australia) 3.70%, 3/15/2028 (b)	5,157	4,708
Safehold GL Holdings LLC
2.80%, 6/15/2031	12,000	9,337
2.85%, 1/15/2032	2,972	2,280
Simon Property Group LP 3.25%, 9/13/2049	12,865	8,464
WP Carey, Inc.
4.00%, 2/1/2025	5,300	5,186
4.25%, 10/1/2026	4,970	4,791
2.45%, 2/1/2032	10,980	8,476
2.25%, 4/1/2033	12,000	8,865
		52,107
Diversified Telecommunication Services — 0.5%
AT&T, Inc.
1.65%, 2/1/2028	3,535	3,079
2.75%, 6/1/2031	18,585	15,628
2.25%, 2/1/2032	26,520	21,018
3.50%, 6/1/2041	35,836	26,634
3.65%, 6/1/2051	16,997	11,840
3.55%, 9/15/2055	25,312	16,688
3.80%, 12/1/2057	4,454	3,045
Deutsche Telekom AG (Germany) 3.63%, 1/21/2050 (b)	4,657	3,461
Deutsche Telekom International Finance BV (Germany) 4.88%, 3/6/2042 (b)	2,087	1,888
Sprint Capital Corp. 6.88%, 11/15/2028	11,302	11,951
Telefonica Emisiones SA (Spain) 4.67%, 3/6/2038	9,130	7,919
Verizon Communications, Inc.
4.13%, 3/16/2027	1,711	1,661
2.10%, 3/22/2028	6,005	5,317
4.33%, 9/21/2028	11,983	11,565
1.68%, 10/30/2030	2,840	2,250
2.55%, 3/21/2031	25,000	20,759
2.65%, 11/20/2040	27,316	18,594
3.40%, 3/22/2041	7,000	5,295
3.70%, 3/22/2061	6,890	4,873
		193,465
Electric Utilities — 2.2%
AEP Transmission Co. LLC
3.80%, 6/15/2049	3,615	2,668
3.15%, 9/15/2049	2,680	1,767
5.40%, 3/15/2053	4,030	3,878
Alabama Power Co.
6.13%, 5/15/2038	1,904	1,964
6.00%, 3/1/2039	769	777

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
4.10%, 1/15/2042	923	724
American Electric Power Co., Inc. 5.63%, 3/1/2033	18,285	18,316
Appalachian Power Co. Series P, 6.70%, 8/15/2037	3,740	3,901
Arizona Public Service Co. 5.05%, 9/1/2041	3,036	2,657
Ausgrid Finance Pty. Ltd. (Australia) 4.35%, 8/1/2028 (b)	1,500	1,419
Baltimore Gas and Electric Co.
3.50%, 8/15/2046	3,755	2,651
3.20%, 9/15/2049	8,020	5,368
2.90%, 6/15/2050	7,770	4,886
CenterPoint Energy Houston Electric LLC 3.95%, 3/1/2048	1,066	837
Cleveland Electric Illuminating Co. (The)
3.50%, 4/1/2028 (b)	3,890	3,580
5.95%, 12/15/2036	840	825
Commonwealth Edison Co. 3.65%, 6/15/2046	3,615	2,664
DTE Electric Co.
2.95%, 3/1/2050	8,800	5,634
5.40%, 4/1/2053	1,865	1,813
DTE Electric Securitization Funding II LLC
Series A-1, 5.97%, 3/1/2032	18,800	19,238
Series A-2, 6.09%, 9/1/2037	18,650	19,565
Duke Energy Carolinas LLC
4.25%, 12/15/2041	1,228	1,020
5.40%, 1/15/2054	9,705	9,231
Duke Energy Corp.
2.65%, 9/1/2026	1,382	1,286
3.75%, 9/1/2046	16,415	11,883
6.10%, 9/15/2053	26,040	26,449
Duke Energy Florida Project Finance LLC Series 2032, 2.86%, 3/1/2033	9,430	8,006
Duke Energy Indiana LLC
3.75%, 5/15/2046	4,500	3,341
Series YYY, 3.25%, 10/1/2049	6,895	4,581
Duke Energy Ohio, Inc. 3.70%, 6/15/2046	3,297	2,392
Duke Energy Progress LLC
4.10%, 5/15/2042	1,886	1,531
4.10%, 3/15/2043	1,569	1,252
4.15%, 12/1/2044	2,258	1,792
3.70%, 10/15/2046	1,616	1,170
2.90%, 8/15/2051	9,495	5,853
Duke Energy Progress NC Storm Funding LLC Series A-2, 2.39%, 7/1/2037	5,000	3,858
Duquesne Light Holdings, Inc.
3.62%, 8/1/2027 (b)	8,002	7,301
2.78%, 1/7/2032 (b)	6,275	4,779
Edison International
5.75%, 6/15/2027	2,000	2,011
4.13%, 3/15/2028	6,730	6,324
5.25%, 11/15/2028	15,800	15,555
Emera US Finance LP (Canada) 4.75%, 6/15/2046	9,540	7,335

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Enel Finance International NV (Italy)
3.50%, 4/6/2028 (b)	4,500	4,129
6.00%, 10/7/2039 (b)	897	858
Entergy Arkansas LLC 2.65%, 6/15/2051	8,425	4,836
Entergy Corp. 2.95%, 9/1/2026	2,469	2,309
Entergy Louisiana LLC
2.40%, 10/1/2026	4,979	4,590
3.25%, 4/1/2028	1,551	1,427
3.05%, 6/1/2031	4,606	3,902
4.00%, 3/15/2033	3,430	3,063
Entergy Texas, Inc. 5.80%, 9/1/2053	8,450	8,381
Evergy Metro, Inc. 5.30%, 10/1/2041	8,968	8,395
Evergy, Inc. 2.90%, 9/15/2029	14,800	12,909
Exelon Corp.
3.40%, 4/15/2026	1,177	1,128
5.30%, 3/15/2033	13,000	12,819
Fells Point Funding Trust 3.05%, 1/31/2027 (b)	51,620	47,537
FirstEnergy Transmission LLC
5.45%, 7/15/2044 (b)	8,353	7,564
4.55%, 4/1/2049 (b)	830	671
Florida Power & Light Co.
5.10%, 4/1/2033	5,440	5,398
5.30%, 4/1/2053	9,410	9,159
Fortis, Inc. (Canada) 3.06%, 10/4/2026	12,384	11,581
ITC Holdings Corp. 2.95%, 5/14/2030 (b)	6,820	5,815
Jersey Central Power & Light Co.
4.30%, 1/15/2026 (b)	6,154	5,965
6.15%, 6/1/2037	1,740	1,760
Massachusetts Electric Co. 4.00%, 8/15/2046 (b)	4,957	3,498
Metropolitan Edison Co. 5.20%, 4/1/2028 (b)	2,400	2,370
MidAmerican Energy Co. 5.85%, 9/15/2054	10,500	10,740
Mid-Atlantic Interstate Transmission LLC 4.10%, 5/15/2028 (b)	12,530	11,855
Monongahela Power Co. 5.85%, 2/15/2034 (b)	7,920	7,950
Nevada Power Co.
Series N, 6.65%, 4/1/2036	700	739
5.38%, 9/15/2040	1,287	1,197
5.45%, 5/15/2041	3,354	3,120
New England Power Co. (United Kingdom) 3.80%, 12/5/2047 (b)	3,024	2,224
NextEra Energy Capital Holdings, Inc.
5.75%, 9/1/2025	10,380	10,386
3.55%, 5/1/2027	2,239	2,120
5.25%, 2/28/2053	11,030	10,040
Northern States Power Co. 5.10%, 5/15/2053	15,470	14,467
NRG Energy, Inc.
2.00%, 12/2/2025 (b)	8,422	7,746
2.45%, 12/2/2027 (b)	13,055	11,441
Ohio Edison Co. 6.88%, 7/15/2036	780	845

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
Oncor Electric Delivery Co. LLC
5.75%, 3/15/2029	1,076	1,104
4.95%, 9/15/2052 (b)	19,830	18,010
Pacific Gas and Electric Co.
3.45%, 7/1/2025	8,635	8,280
2.95%, 3/1/2026	5,955	5,559
3.75%, 7/1/2028	7,665	6,949
6.10%, 1/15/2029	28,870	29,008
6.40%, 6/15/2033	28,090	28,423
4.45%, 4/15/2042	3,200	2,413
3.75%, 8/15/2042 (f)	2,882	1,981
4.30%, 3/15/2045	16,188	11,645
4.00%, 12/1/2046	5,000	3,409
6.75%, 1/15/2053	2,990	3,016
PECO Energy Co. 2.80%, 6/15/2050	6,430	3,983
Pennsylvania Electric Co. 3.25%, 3/15/2028 (b)	1,570	1,432
Pepco Holdings LLC 7.45%, 8/15/2032	3,507	3,701
PG&E Recovery Funding LLC Series A-3, 5.54%, 7/15/2047	8,670	8,385
PG&E Wildfire Recovery Funding LLC
Series A-2, 4.26%, 6/1/2036	10,550	9,623
Series A-4, 5.21%, 12/1/2047	9,600	8,915
Series A-5, 5.10%, 6/1/2052	15,355	14,156
PNM Energy Transition Bond Co. I LLC Series A-1, 5.64%, 8/15/2040	27,315	27,798
Potomac Electric Power Co. 6.50%, 11/15/2037	1,184	1,277
PPL Electric Utilities Corp.
3.00%, 10/1/2049	10,000	6,560
5.25%, 5/15/2053	14,285	13,591
Progress Energy, Inc. 7.00%, 10/30/2031	2,600	2,842
Public Service Co. of Colorado
3.55%, 6/15/2046	1,175	806
5.25%, 4/1/2053	10,460	9,645
Public Service Co. of Oklahoma
5.25%, 1/15/2033	6,680	6,457
Series G, 6.63%, 11/15/2037	3,901	4,096
Series K, 3.15%, 8/15/2051	12,330	7,772
Public Service Electric and Gas Co. 5.38%, 11/1/2039	1,021	972
SCE Recovery Funding LLC
Series A-2, 1.94%, 5/15/2038	9,380	6,570
Series A-1, 4.70%, 6/15/2040	18,085	17,067
Series A-3, 2.51%, 11/15/2043	7,950	5,003
Series A-2, 5.11%, 12/15/2047	6,495	5,912
Sierra Pacific Power Co. 5.90%, 3/15/2054 (b)	20,270	19,950
Sigeco Securitization I LLC
Series A1, 5.03%, 11/15/2036	18,323	17,783
Series A2, 5.17%, 5/15/2041	1,960	1,822
Southern California Edison Co.
Series B, 3.65%, 3/1/2028	4,300	4,021

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Electric Utilities — continued
6.00%, 1/15/2034	895	929
6.05%, 3/15/2039	2,197	2,209
3.90%, 12/1/2041	3,408	2,583
Series C, 4.13%, 3/1/2048	1,800	1,400
Series 20A, 2.95%, 2/1/2051	3,000	1,850
5.70%, 3/1/2053	5,545	5,379
5.88%, 12/1/2053	25,400	25,185
Southern Co. (The)
5.50%, 3/15/2029	9,400	9,543
5.70%, 3/15/2034	13,810	14,071
Southwestern Public Service Co. 4.50%, 8/15/2041	2,700	2,262
Toledo Edison Co. (The) 6.15%, 5/15/2037	5,800	5,916
Union Electric Co.
4.00%, 4/1/2048	1,600	1,224
3.90%, 4/1/2052	6,367	4,836
5.45%, 3/15/2053	11,765	11,294
Virginia Electric and Power Co. Series A, 6.00%, 5/15/2037	2,100	2,146
Xcel Energy, Inc. 4.80%, 9/15/2041	829	685
		918,464
Electrical Equipment — 0.0% ^
Eaton Corp. 4.15%, 3/15/2033	1,247	1,164
Electronic Equipment, Instruments & Components — 0.0% ^
Arrow Electronics, Inc.
3.25%, 9/8/2024	3,162	3,094
3.88%, 1/12/2028	3,541	3,299
Corning, Inc. 5.35%, 11/15/2048	6,270	5,796
		12,189
Energy Equipment & Services — 0.0% ^
Halliburton Co.
4.85%, 11/15/2035	3,583	3,400
4.75%, 8/1/2043	2,375	2,098
7.60%, 8/15/2096 (b)	2,242	2,524
Schlumberger Holdings Corp. 3.90%, 5/17/2028 (b)	8,627	8,191
		16,213
Entertainment — 0.0% ^
Take-Two Interactive Software, Inc. 3.55%, 4/14/2025	3,599	3,503
Financial Services — 0.5%
CK Hutchison International 16 Ltd. (United Kingdom) 2.75%, 10/3/2026 (b)	6,500	6,063
Corebridge Financial, Inc.
3.65%, 4/5/2027	13,295	12,487
3.85%, 4/5/2029	9,710	8,890
Element Fleet Management Corp. (Canada)
6.27%, 6/26/2026 (b)	25,300	25,444
6.32%, 12/4/2028 (b)	19,840	20,031

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Financial Services — continued
Fiserv, Inc.
3.20%, 7/1/2026	6,035	5,728
4.40%, 7/1/2049	5,835	4,798
Global Payments, Inc.
5.30%, 8/15/2029	6,266	6,143
2.90%, 11/15/2031	9,690	7,965
5.95%, 8/15/2052	3,625	3,472
LSEGA Financing plc (United Kingdom) 2.00%, 4/6/2028 (b)	30,170	26,159
Mitsubishi HC Capital, Inc. (Japan) 3.56%, 2/28/2024 (b)	8,350	8,295
Nationwide Building Society (United Kingdom)
1.50%, 10/13/2026 (b)	19,850	17,715
(SOFR + 1.91%), 6.56%, 10/18/2027 (b) (c)	26,080	26,462
Private Export Funding Corp. Series KK, 3.55%, 1/15/2024	12,505	12,473
Shell International Finance BV (Netherlands) 4.13%, 5/11/2035	9,000	8,234
Siemens Financieringsmaatschappij NV (Germany)
4.40%, 5/27/2045 (b)	3,421	2,986
3.30%, 9/15/2046 (b)	3,050	2,222
		205,567
Food Products — 0.3%
Bunge Ltd. Finance Corp.
1.63%, 8/17/2025	7,880	7,377
2.75%, 5/14/2031	22,130	18,714
Campbell Soup Co. 3.13%, 4/24/2050	4,828	3,100
Cargill, Inc. 4.38%, 4/22/2052 (b)	5,890	5,007
Conagra Brands, Inc. 5.30%, 11/1/2038	3,420	3,112
General Mills, Inc. 4.95%, 3/29/2033	15,550	15,111
J M Smucker Co. (The)
6.20%, 11/15/2033	11,635	12,148
6.50%, 11/15/2053	8,575	9,112
JBS USA LUX SA 6.75%, 3/15/2034 (b)	26,720	26,857
Kellanova 5.25%, 3/1/2033	9,709	9,446
Kraft Heinz Foods Co. 4.38%, 6/1/2046	8,568	6,995
Mead Johnson Nutrition Co. (United Kingdom) 4.60%, 6/1/2044	955	827
		117,806
Gas Utilities — 0.1%
Atmos Energy Corp.
4.15%, 1/15/2043	7,215	5,984
4.13%, 10/15/2044	1,750	1,469
4.13%, 3/15/2049	6,000	4,767
Boston Gas Co. 4.49%, 2/15/2042 (b)	2,201	1,759
Brooklyn Union Gas Co. (The)
3.87%, 3/4/2029 (b)	5,620	5,096
4.27%, 3/15/2048 (b)	6,500	4,685
KeySpan Gas East Corp. 2.74%, 8/15/2026 (b)	4,242	3,915
Piedmont Natural Gas Co., Inc.
3.50%, 6/1/2029	1,700	1,538

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Gas Utilities — continued
5.05%, 5/15/2052	7,979	6,931
Southern California Gas Co. Series XX, 2.55%, 2/1/2030	7,148	6,086
Southern Natural Gas Co. LLC
8.00%, 3/1/2032	2,103	2,382
4.80%, 3/15/2047 (b)	2,649	2,087
Southwest Gas Corp. 3.80%, 9/29/2046	3,595	2,517
		49,216
Ground Transportation — 0.3%
Burlington Northern Santa Fe LLC
7.29%, 6/1/2036	1,166	1,356
5.75%, 5/1/2040	3,244	3,356
5.40%, 6/1/2041	9,266	9,242
4.40%, 3/15/2042	2,010	1,744
4.38%, 9/1/2042	4,018	3,467
5.15%, 9/1/2043	3,380	3,234
4.70%, 9/1/2045	3,150	2,796
3.55%, 2/15/2050	5,584	4,142
Canadian Pacific Railway Co. (Canada) 4.70%, 5/1/2048	2,500	2,131
CSX Corp.
5.50%, 4/15/2041	3,498	3,434
4.10%, 3/15/2044	1,515	1,232
4.75%, 11/15/2048	8,165	7,118
3.35%, 9/15/2049	2,710	1,882
ERAC USA Finance LLC
7.00%, 10/15/2037 (b)	425	472
5.63%, 3/15/2042 (b)	3,104	3,024
Norfolk Southern Corp.
3.95%, 10/1/2042	2,888	2,288
4.05%, 8/15/2052	5,192	4,029
Penske Truck Leasing Co. LP
3.95%, 3/10/2025 (b)	3,095	3,019
5.70%, 2/1/2028 (b)	5,175	5,146
5.55%, 5/1/2028 (b)	2,525	2,500
6.05%, 8/1/2028 (b)	22,980	23,155
Triton Container International Ltd. (Bermuda)
1.15%, 6/7/2024 (b)	3,000	2,918
3.25%, 3/15/2032	12,450	9,487
Union Pacific Corp.
3.95%, 8/15/2059	6,000	4,511
4.10%, 9/15/2067	1,962	1,493
		107,176
Health Care Equipment & Supplies — 0.1%
Becton Dickinson & Co. 3.79%, 5/20/2050	2,098	1,573
Boston Scientific Corp.
6.50%, 11/15/2035 (f)	14,000	15,168

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Equipment & Supplies — continued
4.55%, 3/1/2039	5,011	4,502
DH Europe Finance II SARL 3.25%, 11/15/2039	7,065	5,466
		26,709
Health Care Providers & Services — 1.0%
Advocate Health & Hospitals Corp. Series 2020, 2.21%, 6/15/2030	9,700	8,047
Aetna, Inc.
6.75%, 12/15/2037	2,959	3,163
4.50%, 5/15/2042	1,777	1,472
AHS Hospital Corp. 5.02%, 7/1/2045	14,094	12,924
Banner Health 1.90%, 1/1/2031	13,950	11,028
BayCare Health System, Inc. Series 2020, 3.83%, 11/15/2050	9,475	7,358
Beth Israel Lahey Health, Inc. Series L, 3.08%, 7/1/2051	4,180	2,483
Children's Hospital Series 2020, 2.93%, 7/15/2050	13,680	8,399
Cigna Group (The) 4.80%, 7/15/2046	1,904	1,680
CommonSpirit Health
1.55%, 10/1/2025	6,210	5,740
2.78%, 10/1/2030	6,205	5,138
4.19%, 10/1/2049	5,540	4,212
3.91%, 10/1/2050	6,600	4,743
Cottage Health Obligated Group Series 2020, 3.30%, 11/1/2049	10,450	7,101
CVS Health Corp.
4.30%, 3/25/2028	2,122	2,053
5.25%, 1/30/2031	7,525	7,490
5.25%, 2/21/2033	22,000	21,626
4.88%, 7/20/2035	3,500	3,266
5.05%, 3/25/2048	23,852	20,909
Elevance Health, Inc.
4.10%, 3/1/2028	5,485	5,291
4.63%, 5/15/2042	3,477	3,040
4.65%, 1/15/2043	3,394	2,961
4.65%, 8/15/2044	4,149	3,605
Hackensack Meridian Health, Inc. Series 2020, 2.88%, 9/1/2050	11,100	6,984
Hartford HealthCare Corp. 3.45%, 7/1/2054	23,430	15,623
HCA, Inc.
5.25%, 6/15/2026	27,070	26,837
5.50%, 6/1/2033	18,350	18,043
5.13%, 6/15/2039	4,805	4,315
5.50%, 6/15/2047	17,500	15,713
3.50%, 7/15/2051	6,831	4,476
4.63%, 3/15/2052	16,000	12,671
Mayo Clinic Series 2016, 4.13%, 11/15/2052	2,975	2,451
MedStar Health, Inc. Series 20A, 3.63%, 8/15/2049	7,365	5,113
Memorial Health Services 3.45%, 11/1/2049	25,595	18,188
Memorial Sloan-Kettering Cancer Center Series 2015, 4.20%, 7/1/2055	3,335	2,679
Mount Sinai Hospital Series 2017, 3.98%, 7/1/2048	2,747	2,080
MultiCare Health System 2.80%, 8/15/2050	7,935	4,576
MyMichigan Health Series 2020, 3.41%, 6/1/2050	5,410	3,640

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Health Care Providers & Services — continued
Nationwide Children's Hospital, Inc. 4.56%, 11/1/2052	4,136	3,630
NYU Langone Hospitals
4.78%, 7/1/2044	5,994	5,317
Series 2020, 3.38%, 7/1/2055	9,170	6,023
Providence St. Joseph Health Obligated Group Series H, 2.75%, 10/1/2026	2,942	2,734
Queen's Health Systems (The) 4.81%, 7/1/2052	18,840	16,717
Quest Diagnostics, Inc.
3.45%, 6/1/2026	1,684	1,612
6.40%, 11/30/2033	11,460	12,132
Sutter Health 5.55%, 8/15/2053	5,000	4,918
Texas Health Resources
2.33%, 11/15/2050	6,717	3,706
4.33%, 11/15/2055	4,275	3,571
Trinity Health Corp. Series 2019, 3.43%, 12/1/2048	20,450	15,101
UMass Memorial Health Care Obligated Group 5.36%, 7/1/2052	6,070	5,386
UnitedHealth Group, Inc.
3.50%, 8/15/2039	8,210	6,579
2.75%, 5/15/2040	4,800	3,432
3.25%, 5/15/2051	9,695	6,814
5.88%, 2/15/2053	9,740	10,350
5.05%, 4/15/2053	19,000	18,002
		423,142
Health Care REITs — 0.1%
Healthcare Realty Holdings LP
3.10%, 2/15/2030	9,814	8,329
2.00%, 3/15/2031	8,000	6,177
Healthpeak OP LLC 3.40%, 2/1/2025	162	157
Physicians Realty LP
4.30%, 3/15/2027	4,500	4,314
3.95%, 1/15/2028	2,100	1,951
2.63%, 11/1/2031	6,195	4,893
Sabra Health Care LP 3.20%, 12/1/2031	9,610	7,516
Ventas Realty LP
3.50%, 2/1/2025	1,929	1,870
4.13%, 1/15/2026	770	744
3.25%, 10/15/2026	7,254	6,782
3.85%, 4/1/2027	4,308	4,056
Welltower OP LLC
3.10%, 1/15/2030	2,920	2,533
6.50%, 3/15/2041	460	475
4.95%, 9/1/2048	5,000	4,351
		54,148

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Hotels, Restaurants & Leisure — 0.0% ^
McDonald's Corp.
4.70%, 12/9/2035	6,540	6,188
4.45%, 3/1/2047	3,210	2,736
		8,924
Household Durables — 0.0% ^
MDC Holdings, Inc.
3.85%, 1/15/2030	10,000	8,655
2.50%, 1/15/2031	1,278	987
3.97%, 8/6/2061	7,995	4,740
		14,382
Independent Power and Renewable Electricity Producers — 0.2%
Alexander Funding Trust II 7.47%, 7/31/2028 (b)	25,600	26,229
Constellation Energy Generation LLC
3.25%, 6/1/2025	11,035	10,646
5.80%, 3/1/2033	20,702	20,822
6.25%, 10/1/2039	18,303	18,420
5.75%, 10/1/2041	1,665	1,560
Southern Power Co. 5.15%, 9/15/2041	7,079	6,007
		83,684
Industrial REITs — 0.0% ^
Prologis LP
2.25%, 4/15/2030	3,830	3,197
4.75%, 6/15/2033	5,000	4,773
		7,970
Insurance — 0.8%
AIA Group Ltd. (Hong Kong) 3.20%, 9/16/2040 (b)	7,535	5,315
AIG SunAmerica Global Financing X 6.90%, 3/15/2032 (b)	8,295	8,842
Alleghany Corp. 3.63%, 5/15/2030	8,945	8,165
Athene Global Funding
2.75%, 6/25/2024 (b)	19,000	18,619
2.50%, 1/14/2025 (b)	3,477	3,327
1.45%, 1/8/2026 (b)	13,850	12,568
2.95%, 11/12/2026 (b)	42,215	38,625
Berkshire Hathaway Finance Corp.
4.40%, 5/15/2042	13,241	12,122
4.30%, 5/15/2043	2,795	2,501
3.85%, 3/15/2052	24,230	18,941
CNO Global Funding 1.75%, 10/7/2026 (b)	11,240	10,022
Corebridge Global Funding 5.90%, 9/19/2028 (b)	18,170	18,375
F&G Global Funding 1.75%, 6/30/2026 (b)	12,780	11,383
Fidelity & Guaranty Life Holdings, Inc. 5.50%, 5/1/2025 (b)	14,374	14,144
Five Corners Funding Trust II 2.85%, 5/15/2030 (b)	15,000	12,823
Guardian Life Insurance Co. of America (The)
3.70%, 1/22/2070 (b)	6,450	3,996
4.85%, 1/24/2077 (b)	1,663	1,293

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Insurance — continued
Hartford Financial Services Group, Inc. (The) 4.30%, 4/15/2043	7,410	5,975
John Hancock Life Insurance Co. 7.38%, 2/15/2024 (b)	1,000	1,002
Liberty Mutual Group, Inc.
4.57%, 2/1/2029 (b)	3,049	2,922
3.95%, 10/15/2050 (b)	6,000	4,203
Liberty Mutual Insurance Co. 8.50%, 5/15/2025 (b)	1,350	1,371
MetLife, Inc. 4.13%, 8/13/2042	2,027	1,662
Mutual of Omaha Cos. Global Funding 5.80%, 7/27/2026 (b)	18,500	18,662
New York Life Global Funding 3.00%, 1/10/2028 (b)	4,854	4,456
New York Life Insurance Co.
3.75%, 5/15/2050 (b)	9,600	6,994
4.45%, 5/15/2069 (b)	11,250	8,748
Northwestern Mutual Global Funding 1.70%, 6/1/2028 (b)	12,520	10,749
Pacific Life Global Funding II 5.50%, 8/28/2026 (b)	9,255	9,331
Pacific Life Insurance Co. (3-MONTH SOFR + 2.80%), 4.30%, 10/24/2067 (b) (c)	3,766	2,803
Pricoa Global Funding I 5.55%, 8/28/2026 (b)	16,520	16,650
Prudential Financial, Inc. 3.91%, 12/7/2047	9,236	7,029
Prudential Funding Asia plc (Hong Kong) 3.13%, 4/14/2030	16,987	14,719
Prudential Insurance Co. of America (The) 8.30%, 7/1/2025 (b)	10,349	10,627
Swiss Re Finance Luxembourg SA (Switzerland) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 5.00%, 4/2/2049 (b) (c)	2,600	2,434
Teachers Insurance & Annuity Association of America
4.90%, 9/15/2044 (b)	3,653	3,239
4.27%, 5/15/2047 (b)	5,480	4,431
		339,068
Interactive Media & Services — 0.1%
Meta Platforms, Inc. 5.60%, 5/15/2053	30,000	30,481
IT Services — 0.1%
CGI, Inc. (Canada)
1.45%, 9/14/2026	14,101	12,612
2.30%, 9/14/2031	10,000	7,830
		20,442
Life Sciences Tools & Services — 0.0% ^
Thermo Fisher Scientific, Inc. 2.80%, 10/15/2041	6,745	4,782
Machinery — 0.1%
nVent Finance SARL (United Kingdom) 4.55%, 4/15/2028	6,750	6,430
Otis Worldwide Corp. 5.25%, 8/16/2028	11,530	11,586
Parker-Hannifin Corp. 4.45%, 11/21/2044	3,759	3,168
Xylem, Inc. 2.25%, 1/30/2031	7,315	5,971
		27,155
Media — 0.5%
Charter Communications Operating LLC
6.38%, 10/23/2035	4,374	4,294
5.38%, 4/1/2038	4,923	4,262
3.50%, 6/1/2041	12,020	8,042

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Media — continued
3.50%, 3/1/2042	7,800	5,156
4.80%, 3/1/2050	13,160	9,790
3.70%, 4/1/2051	27,270	16,875
3.90%, 6/1/2052	9,380	6,001
Comcast Corp.
4.25%, 1/15/2033	16,564	15,430
4.20%, 8/15/2034	3,361	3,063
3.25%, 11/1/2039	19,265	14,651
3.75%, 4/1/2040	8,535	6,953
4.00%, 11/1/2049	5,553	4,344
2.80%, 1/15/2051	10,668	6,680
2.89%, 11/1/2051	14,886	9,378
4.05%, 11/1/2052	1,350	1,060
5.35%, 5/15/2053	27,595	26,646
2.94%, 11/1/2056	15,473	9,454
2.99%, 11/1/2063	962	571
Cox Communications, Inc.
3.35%, 9/15/2026 (b)	3,046	2,884
2.95%, 10/1/2050 (b)	8,375	4,936
Discovery Communications LLC
3.63%, 5/15/2030	1,950	1,723
5.20%, 9/20/2047	11,160	9,023
4.00%, 9/15/2055	6,989	4,623
Grupo Televisa SAB (Mexico) 6.13%, 1/31/2046	767	711
Paramount Global
2.90%, 1/15/2027	2,252	2,042
4.38%, 3/15/2043	6,243	4,252
4.90%, 8/15/2044	2,004	1,441
TCI Communications, Inc. 7.13%, 2/15/2028	1,199	1,289
Time Warner Cable Enterprises LLC 8.38%, 7/15/2033	3,041	3,410
Time Warner Cable LLC
6.55%, 5/1/2037	2,327	2,197
7.30%, 7/1/2038	2,197	2,198
6.75%, 6/15/2039	1,794	1,711
5.88%, 11/15/2040	7,325	6,332
5.50%, 9/1/2041	6,940	5,741
		207,163
Metals & Mining — 0.3%
Anglo American Capital plc (South Africa) 3.63%, 9/11/2024 (b)	3,283	3,219
Barrick Gold Corp. (Canada) 6.45%, 10/15/2035	1,767	1,858
BHP Billiton Finance USA Ltd. (Australia)
5.25%, 9/8/2030	38,220	38,583
5.25%, 9/8/2033	11,750	11,756
Glencore Funding LLC (Australia) 2.50%, 9/1/2030 (b)	16,105	13,183
Newcrest Finance Pty. Ltd. (Australia) 3.25%, 5/13/2030 (b)	5,845	5,134
Nucor Corp. 2.98%, 12/15/2055	4,465	2,675
Rio Tinto Alcan, Inc. (Canada) 6.13%, 12/15/2033	5,036	5,286

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Metals & Mining — continued
Steel Dynamics, Inc.
1.65%, 10/15/2027	5,270	4,579
3.25%, 10/15/2050	3,519	2,247
Vale Overseas Ltd. (Brazil) 3.75%, 7/8/2030	27,542	24,187
		112,707
Multi-Utilities — 0.3%
CMS Energy Corp.
3.00%, 5/15/2026	3,458	3,262
2.95%, 2/15/2027	2,426	2,228
3.45%, 8/15/2027	1,250	1,170
Consolidated Edison Co. of New York, Inc.
5.70%, 6/15/2040	2,760	2,665
Series 2017, 3.88%, 6/15/2047	3,355	2,525
4.50%, 5/15/2058	1,724	1,374
Consumers Energy Co. 3.25%, 8/15/2046	2,150	1,528
Delmarva Power & Light Co. 4.00%, 6/1/2042	1,478	1,126
Dominion Energy, Inc.
Series D, 2.85%, 8/15/2026	1,927	1,792
Series F, 5.25%, 8/1/2033	5,067	4,909
7.00%, 6/15/2038	1,076	1,150
Series C, 4.90%, 8/1/2041	1,840	1,590
New York State Electric & Gas Corp. 3.25%, 12/1/2026 (b)	2,326	2,166
NiSource, Inc.
2.95%, 9/1/2029	7,940	7,023
5.80%, 2/1/2042	6,726	6,264
PG&E Energy Recovery Funding LLC Series A-2, 2.28%, 1/15/2036	9,710	7,253
Public Service Enterprise Group, Inc. 1.60%, 8/15/2030	15,540	12,229
Puget Energy, Inc. 2.38%, 6/15/2028	6,522	5,664
Puget Sound Energy, Inc. 5.45%, 6/1/2053	10,070	9,665
San Diego Gas & Electric Co.
Series FFF, 6.13%, 9/15/2037	973	983
3.95%, 11/15/2041	2,690	2,096
2.95%, 8/15/2051	17,150	10,859
5.35%, 4/1/2053	3,000	2,834
Southern Co. Gas Capital Corp.
3.25%, 6/15/2026	1,690	1,608
5.75%, 9/15/2033	12,830	12,985
5.88%, 3/15/2041	10,518	10,079
4.40%, 6/1/2043	1,392	1,109
3.95%, 10/1/2046	2,136	1,541
4.40%, 5/30/2047	2,274	1,786
WEC Energy Group, Inc. 3.55%, 6/15/2025	1,651	1,599
		123,062
Office REITs — 0.1%
Alexandria Real Estate Equities, Inc.
3.80%, 4/15/2026	2,199	2,117

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Office REITs — continued
1.88%, 2/1/2033	12,120	8,891
4.00%, 2/1/2050	9,430	6,860
5.15%, 4/15/2053	2,800	2,505
Corporate Office Properties LP 2.00%, 1/15/2029	3,440	2,722
Kilroy Realty LP 3.45%, 12/15/2024	3,054	2,957
		26,052
Oil, Gas & Consumable Fuels — 1.6%
Aker BP ASA (Norway) 2.00%, 7/15/2026 (b)	12,118	11,045
APA Infrastructure Ltd. (Australia)
4.20%, 3/23/2025 (b)	2,000	1,957
4.25%, 7/15/2027 (b)	7,325	6,987
BG Energy Capital plc (United Kingdom) 5.13%, 10/15/2041 (b)	5,781	5,196
Boardwalk Pipelines LP 4.45%, 7/15/2027	3,425	3,286
BP Capital Markets America, Inc.
4.81%, 2/13/2033	10,000	9,706
4.89%, 9/11/2033	21,425	20,896
2.94%, 6/4/2051	25,080	16,230
Cheniere Corpus Christi Holdings LLC 5.88%, 3/31/2025	3,650	3,651
Columbia Pipelines Holding Co. LLC 6.04%, 8/15/2028 (b)	11,250	11,376
Columbia Pipelines Operating Co. LLC 5.93%, 8/15/2030 (b)	11,670	11,717
ConocoPhillips Co. 5.30%, 5/15/2053	13,210	12,726
DT Midstream, Inc. 4.30%, 4/15/2032 (b)	17,380	15,067
Eastern Gas Transmission & Storage, Inc. 3.90%, 11/15/2049	4,476	3,124
Ecopetrol SA (Colombia)
4.13%, 1/16/2025	3,333	3,240
5.38%, 6/26/2026	5,409	5,227
Enbridge, Inc. (Canada)
5.70%, 3/8/2033	17,080	17,080
6.70%, 11/15/2053	5,550	6,066
Energy Transfer LP
4.75%, 1/15/2026	4,911	4,827
3.90%, 7/15/2026	9,761	9,370
4.40%, 3/15/2027	2,695	2,592
5.63%, 5/1/2027 (b)	16,679	16,388
5.50%, 6/1/2027	2,916	2,912
4.95%, 5/15/2028	7,315	7,123
6.00%, 2/1/2029 (b)	20,000	19,702
4.15%, 9/15/2029	14,071	13,043
7.50%, 7/1/2038	2,695	2,948
6.05%, 6/1/2041	4,266	4,072
6.10%, 2/15/2042	7,220	6,816
5.95%, 10/1/2043	3,950	3,644
5.30%, 4/1/2044	1,840	1,605
5.00%, 5/15/2044 (f)	8,600	7,121
6.00%, 6/15/2048	209	199
6.25%, 4/15/2049	5,655	5,562
Eni SpA (Italy) 5.70%, 10/1/2040 (b)	4,843	4,347

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Eni USA, Inc. (Italy) 7.30%, 11/15/2027	4,040	4,288
Enterprise Products Operating LLC
Series J, 5.75%, 3/1/2035	2,509	2,486
7.55%, 4/15/2038	455	537
5.95%, 2/1/2041	1,259	1,293
4.45%, 2/15/2043	455	394
5.10%, 2/15/2045	1,758	1,652
4.95%, 10/15/2054	1,189	1,068
EQM Midstream Partners LP 5.50%, 7/15/2028	7,500	7,290
EQT Corp. 3.90%, 10/1/2027	4,517	4,258
Exxon Mobil Corp.
3.00%, 8/16/2039	14,245	10,806
4.11%, 3/1/2046	2,726	2,301
3.10%, 8/16/2049	17,965	12,461
Flex Intermediate Holdco LLC
3.36%, 6/30/2031 (b)	13,075	10,226
4.32%, 12/30/2039 (b)	9,235	6,392
Galaxy Pipeline Assets Bidco Ltd. (United Arab Emirates) 2.94%, 9/30/2040 (b)	15,536	12,188
Gray Oak Pipeline LLC
2.60%, 10/15/2025 (b)	34,443	32,251
3.45%, 10/15/2027 (b)	12,470	11,365
HF Sinclair Corp. 5.88%, 4/1/2026	22,175	22,274
Kinder Morgan, Inc.
5.20%, 6/1/2033	20,500	19,629
5.05%, 2/15/2046	6,000	5,029
Magellan Midstream Partners LP 3.20%, 3/15/2025	2,338	2,261
Marathon Petroleum Corp. 6.50%, 3/1/2041	8,270	8,484
MPLX LP 4.80%, 2/15/2029	6,825	6,608
NGPL PipeCo LLC
4.88%, 8/15/2027 (b)	8,486	8,160
3.25%, 7/15/2031 (b)	8,283	6,841
Occidental Petroleum Corp.
3.40%, 4/15/2026	2,000	1,888
3.00%, 2/15/2027	5,501	5,041
ONEOK Partners LP 6.65%, 10/1/2036	1,825	1,905
Phillips 66 4.88%, 11/15/2044	665	600
Phillips 66 Co.
3.55%, 10/1/2026	1,453	1,386
3.15%, 12/15/2029	8,545	7,556
5.30%, 6/30/2033	17,780	17,596
4.90%, 10/1/2046	6,988	6,130
Pioneer Natural Resources Co. 1.90%, 8/15/2030	18,050	14,804
Sabine Pass Liquefaction LLC
5.63%, 3/1/2025	7,662	7,655
5.00%, 3/15/2027	9,360	9,273
4.50%, 5/15/2030	19,530	18,438
Saudi Arabian Oil Co. (Saudi Arabia) 1.63%, 11/24/2025 (b)	4,660	4,328

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Oil, Gas & Consumable Fuels — continued
Suncor Energy, Inc. (Canada)
5.95%, 12/1/2034	11,584	11,532
6.80%, 5/15/2038	3,677	3,851
Texas Eastern Transmission LP 3.50%, 1/15/2028 (b)	908	843
TotalEnergies Capital International SA (France)
2.99%, 6/29/2041	16,000	11,717
3.46%, 7/12/2049	12,800	9,426
3.13%, 5/29/2050	20,230	13,927
TransCanada PipeLines Ltd. (Canada)
6.20%, 10/15/2037	6,345	6,436
4.75%, 5/15/2038	7,750	6,734
Valero Energy Corp.
2.15%, 9/15/2027	9,072	8,110
7.50%, 4/15/2032	1,081	1,211
Williams Cos., Inc. (The)
2.60%, 3/15/2031	9,675	7,974
5.65%, 3/15/2033	13,720	13,766
		669,517
Passenger Airlines — 0.0% ^
Continental Airlines Pass-Through Trust Series 2012-2, Class A Shares, 4.00%, 10/29/2024	14,123	13,741
Personal Care Products — 0.0% ^
Haleon US Capital LLC 3.38%, 3/24/2029	9,210	8,435
Pharmaceuticals — 0.4%
AstraZeneca plc (United Kingdom)
6.45%, 9/15/2037	4,250	4,734
4.00%, 9/18/2042	4,270	3,651
Bristol-Myers Squibb Co.
4.13%, 6/15/2039	7,096	6,101
4.55%, 2/20/2048	5,046	4,379
Merck & Co., Inc.
2.75%, 12/10/2051	7,065	4,513
5.00%, 5/17/2053	13,115	12,618
5.15%, 5/17/2063	10,195	9,917
Pfizer Investment Enterprises Pte. Ltd.
4.75%, 5/19/2033	15,300	14,884
5.30%, 5/19/2053	36,640	35,725
Royalty Pharma plc 1.20%, 9/2/2025	3,601	3,324
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	26,941	25,606
Takeda Pharmaceutical Co. Ltd. (Japan)
5.00%, 11/26/2028	8,565	8,499
2.05%, 3/31/2030	1,200	993
3.03%, 7/9/2040	25,815	18,646
Utah Acquisition Sub, Inc. 3.95%, 6/15/2026	4,153	3,959
Zoetis, Inc. 2.00%, 5/15/2030	12,880	10,656
		168,205

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Real Estate Management & Development — 0.0% ^
GAIF Bond Issuer Pty. Ltd. (Australia) 3.40%, 9/30/2026 (b)	7,843	7,335
Ontario Teachers' Cadillac Fairview Properties Trust (Canada) 3.88%, 3/20/2027 (b)	6,562	6,136
		13,471
Residential REITs — 0.1%
Essex Portfolio LP 1.65%, 1/15/2031	8,950	6,808
Mid-America Apartments LP 1.70%, 2/15/2031	5,500	4,297
UDR, Inc.
2.95%, 9/1/2026	3,831	3,586
3.50%, 1/15/2028	1,354	1,248
3.00%, 8/15/2031	4,750	4,003
2.10%, 8/1/2032	5,520	4,112
3.10%, 11/1/2034	6,440	5,035
		29,089
Retail REITs — 0.2%
Brixmor Operating Partnership LP
3.85%, 2/1/2025	6,613	6,428
2.50%, 8/16/2031	6,530	5,149
NNN REIT, Inc.
4.00%, 11/15/2025	5,043	4,877
3.60%, 12/15/2026	5,527	5,197
5.60%, 10/15/2033	7,500	7,333
Realty Income Corp.
4.88%, 6/1/2026	4,230	4,172
3.00%, 1/15/2027	2,243	2,092
4.85%, 3/15/2030	19,270	18,669
1.80%, 3/15/2033	2,865	2,093
Regency Centers LP
4.13%, 3/15/2028	1,755	1,647
2.95%, 9/15/2029	10,600	9,239
Scentre Group Trust 1 (Australia)
3.50%, 2/12/2025 (b)	9,910	9,631
3.25%, 10/28/2025 (b)	5,595	5,340
Scentre Group Trust 2 (Australia) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.38%), 4.75%, 9/24/2080 (b) (c)	8,206	7,541
SITE Centers Corp. 4.70%, 6/1/2027	4,651	4,492
		93,900
Semiconductors & Semiconductor Equipment — 0.5%
Analog Devices, Inc. 2.95%, 10/1/2051	6,000	3,958
Broadcom, Inc.
2.45%, 2/15/2031 (b)	31,809	26,154
3.14%, 11/15/2035 (b)	40,051	31,173
3.19%, 11/15/2036 (b)	5,766	4,406
Intel Corp.
5.63%, 2/10/2043	4,698	4,783
5.70%, 2/10/2053	27,055	27,487

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Semiconductors & Semiconductor Equipment — continued
KLA Corp.
3.30%, 3/1/2050	7,000	4,978
4.95%, 7/15/2052	7,000	6,588
Marvell Technology, Inc. 2.95%, 4/15/2031	7,790	6,529
NXP BV (China)
2.50%, 5/11/2031	36,499	29,562
5.00%, 1/15/2033	4,000	3,809
3.25%, 5/11/2041	24,465	17,364
QUALCOMM, Inc. 4.50%, 5/20/2052	10,475	9,103
Texas Instruments, Inc. 5.05%, 5/18/2063	19,408	18,423
TSMC Global Ltd. (Taiwan) 4.63%, 7/22/2032 (b)	10,386	10,097
		204,414
Software — 0.2%
Intuit, Inc. 5.50%, 9/15/2053	7,410	7,603
Microsoft Corp. 3.04%, 3/17/2062	1,820	1,237
Oracle Corp.
4.90%, 2/6/2033	9,640	9,274
3.90%, 5/15/2035	1,952	1,671
3.60%, 4/1/2040	10,434	7,934
3.65%, 3/25/2041	19,515	14,786
4.00%, 7/15/2046	8,872	6,735
3.95%, 3/25/2051	10,000	7,399
5.55%, 2/6/2053	15,000	14,141
Roper Technologies, Inc.
1.40%, 9/15/2027	14,890	13,030
2.00%, 6/30/2030	9,380	7,701
VMware, Inc. 4.65%, 5/15/2027	8,800	8,605
		100,116
Specialized REITs — 0.3%
American Tower Corp.
3.38%, 10/15/2026	4,378	4,130
1.50%, 1/31/2028	10,510	8,947
2.10%, 6/15/2030	8,940	7,217
1.88%, 10/15/2030	19,410	15,241
5.90%, 11/15/2033	17,280	17,561
Crown Castle, Inc. 4.00%, 3/1/2027	2,066	1,964
Equinix, Inc. 2.90%, 11/18/2026	20,442	19,070
Extra Space Storage LP
3.50%, 7/1/2026	8,937	8,467
5.90%, 1/15/2031	7,800	7,824
2.40%, 10/15/2031	15,650	12,320
Public Storage Operating Co. 2.25%, 11/9/2031	9,333	7,522
		110,263
Specialty Retail — 0.1%
AutoZone, Inc. 1.65%, 1/15/2031	12,180	9,505

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Specialty Retail — continued
Lowe's Cos., Inc.
1.70%, 10/15/2030	2,600	2,074
2.63%, 4/1/2031	4,000	3,361
5.15%, 7/1/2033	4,500	4,426
3.00%, 10/15/2050	7,130	4,494
5.75%, 7/1/2053	7,055	6,955
O'Reilly Automotive, Inc. 3.60%, 9/1/2027	4,715	4,468
		35,283
Technology Hardware, Storage & Peripherals — 0.3%
Apple, Inc.
3.45%, 2/9/2045	14,187	11,256
3.85%, 8/4/2046	3,512	2,938
3.75%, 9/12/2047	13,570	11,028
3.75%, 11/13/2047	1,600	1,311
2.70%, 8/5/2051	16,470	10,756
4.85%, 5/10/2053	30,000	29,038
4.10%, 8/8/2062	5,260	4,365
Dell International LLC
6.02%, 6/15/2026	17,509	17,700
4.90%, 10/1/2026	5,595	5,522
5.25%, 2/1/2028	5,508	5,523
5.30%, 10/1/2029	6,000	5,983
3.45%, 12/15/2051	668	446
		105,866
Tobacco — 0.2%
Altria Group, Inc. 2.45%, 2/4/2032	27,925	21,933
BAT Capital Corp. (United Kingdom)
2.26%, 3/25/2028	14,000	12,265
4.39%, 8/15/2037	9,875	7,977
3.73%, 9/25/2040	8,470	6,003
4.54%, 8/15/2047	18,779	13,744
BAT International Finance plc (United Kingdom) 1.67%, 3/25/2026	11,000	10,084
		72,006
Trading Companies & Distributors — 0.3%
Air Lease Corp.
2.30%, 2/1/2025	9,600	9,191
3.25%, 3/1/2025	6,266	6,045
3.38%, 7/1/2025	15,102	14,491
3.75%, 6/1/2026	3,734	3,554
1.88%, 8/15/2026	15,645	14,154
5.85%, 12/15/2027	14,670	14,733
3.25%, 10/1/2029	15,000	13,155
Aviation Capital Group LLC
5.50%, 12/15/2024 (b)	19,502	19,271
4.13%, 8/1/2025 (b)	7,958	7,649

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Trading Companies & Distributors — continued
BOC Aviation Ltd. (China) 3.50%, 10/10/2024 (b)	7,945	7,793
WW Grainger, Inc. 4.60%, 6/15/2045	4,364	3,917
		113,953
Transportation Infrastructure — 0.0% ^
Sydney Airport Finance Co. Pty. Ltd. (Australia) 3.38%, 4/30/2025 (b)	7,000	6,773
Water Utilities — 0.0% ^
American Water Capital Corp.
3.45%, 6/1/2029	5,250	4,819
6.59%, 10/15/2037	3,354	3,709
4.00%, 12/1/2046	2,241	1,731
		10,259
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV (Mexico) 4.38%, 4/22/2049	8,284	6,731
Rogers Communications, Inc. (Canada)
3.80%, 3/15/2032	10,000	8,704
4.55%, 3/15/2052	12,810	10,162
Sprint LLC 7.63%, 3/1/2026	6,777	7,027
T-Mobile USA, Inc.
3.75%, 4/15/2027	18,000	17,161
3.88%, 4/15/2030	25,095	23,050
5.05%, 7/15/2033	48,782	47,299
3.60%, 11/15/2060	4,000	2,668
Vodafone Group plc (United Kingdom)
4.88%, 6/19/2049	16,825	14,302
5.63%, 2/10/2053	3,745	3,559
		140,663
Total Corporate Bonds (Cost $11,017,211)		9,923,119
Mortgage-Backed Securities — 21.8%
FHLMC
Pool # 785618, ARM, 5.87%, 7/1/2026 (e)	12	12
Pool # 789758, ARM, 6.47%, 9/1/2032 (e)	17	17
Pool # 847621, ARM, 4.71%, 5/1/2033 (e)	333	333
Pool # 781087, ARM, 4.35%, 12/1/2033 (e)	81	80
Pool # 1B1665, ARM, 4.79%, 4/1/2034 (e)	51	50
Pool # 782870, ARM, 5.42%, 9/1/2034 (e)	310	313
Pool # 782979, ARM, 4.38%, 1/1/2035 (e)	442	450
Pool # 782980, ARM, 4.38%, 1/1/2035 (e)	130	130
Pool # 1G3591, ARM, 5.92%, 8/1/2035 (e)	42	42
Pool # 1Q0007, ARM, 7.52%, 12/1/2035 (e)	71	71
Pool # 1Q0025, ARM, 4.65%, 2/1/2036 (e)	47	47
Pool # 848431, ARM, 6.19%, 2/1/2036 (e)	165	167
Pool # 1G1861, ARM, 4.54%, 3/1/2036 (e)	269	268
Pool # 1J1380, ARM, 5.75%, 3/1/2036 (e)	62	62
Pool # 1L1286, ARM, 5.25%, 5/1/2036 (e)	85	86

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 1H2618, ARM, 5.26%, 5/1/2036 (e)	286	291
Pool # 1G2415, ARM, 5.51%, 5/1/2036 (e)	45	45
Pool # 848068, ARM, 5.23%, 6/1/2036 (e)	434	428
Pool # 1G2557, ARM, 5.48%, 6/1/2036 (e)	495	505
Pool # 848365, ARM, 5.68%, 7/1/2036 (e)	136	137
Pool # 1H2623, ARM, 5.96%, 7/1/2036 (e)	72	73
Pool # 1A1082, ARM, 7.34%, 7/1/2036 (e)	177	180
Pool # 1N0206, ARM, 7.37%, 8/1/2036 (e)	155	157
Pool # 1A1085, ARM, 7.46%, 8/1/2036 (e)	143	145
Pool # 1B7242, ARM, 5.57%, 9/1/2036 (e)	432	433
Pool # 1Q0105, ARM, 6.01%, 9/1/2036 (e)	124	124
Pool # 1G2539, ARM, 5.84%, 10/1/2036 (e)	99	98
Pool # 1J1348, ARM, 6.45%, 10/1/2036 (e)	108	107
Pool # 1K0046, ARM, 6.48%, 10/1/2036 (e)	99	98
Pool # 1N0249, ARM, 7.45%, 10/1/2036 (e)	197	198
Pool # 1A1096, ARM, 7.55%, 10/1/2036 (e)	401	408
Pool # 1A1097, ARM, 7.73%, 10/1/2036 (e)	120	121
Pool # 1J1378, ARM, 3.89%, 11/1/2036 (e)	198	197
Pool # 1G2671, ARM, 4.39%, 11/1/2036 (e)	88	88
Pool # 1Q0737, ARM, 5.60%, 11/1/2036 (e)	104	103
Pool # 848115, ARM, 5.74%, 11/1/2036 (e)	117	118
Pool # 782760, ARM, 6.29%, 11/1/2036 (e)	249	254
Pool # 1J1418, ARM, 3.94%, 12/1/2036 (e)	31	31
Pool # 1G1386, ARM, 4.17%, 12/1/2036 (e)	218	217
Pool # 1J1634, ARM, 4.99%, 12/1/2036 (e)	813	828
Pool # 1J1419, ARM, 5.18%, 12/1/2036 (e)	384	382
Pool # 1J1399, ARM, 5.23%, 12/1/2036 (e)	9	9
Pool # 1G1478, ARM, 4.16%, 1/1/2037 (e)	146	145
Pool # 1N1511, ARM, 7.54%, 1/1/2037 (e)	44	44
Pool # 1J1516, ARM, 4.07%, 2/1/2037 (e)	65	66
Pool # 1G1554, ARM, 4.33%, 2/1/2037 (e)	118	117
Pool # 1N0353, ARM, 7.77%, 2/1/2037 (e)	208	211
Pool # 1B7303, ARM, 6.17%, 3/1/2037 (e)	20	20
Pool # 1Q0739, ARM, 7.47%, 3/1/2037 (e)	243	247
Pool # 1J1564, ARM, 4.67%, 4/1/2037 (e)	203	200
Pool # 1Q0783, ARM, 4.55%, 5/1/2037 (e)	215	213
Pool # 1J1621, ARM, 5.56%, 5/1/2037 (e)	152	150
Pool # 1N1463, ARM, 5.80%, 5/1/2037 (e)	19	19
Pool # 1Q0697, ARM, 7.09%, 5/1/2037 (e)	320	322
Pool # 1A1193, ARM, 7.67%, 5/1/2037 (e)	213	212
Pool # 1N1477, ARM, 7.85%, 5/1/2037 (e)	51	52
Pool # 1J0533, ARM, 6.12%, 7/1/2037 (e)	21	21
Pool # 1J2945, ARM, 6.00%, 11/1/2037 (e)	39	39
Pool # 1Q0722, ARM, 4.62%, 4/1/2038 (e)	149	148
Pool # 1Q0789, ARM, 5.04%, 5/1/2038 (e)	27	26
Pool # 848699, ARM, 5.36%, 7/1/2040 (e)	114	116
FHLMC Gold Pools, 15 Year Pool # G13603, 5.50%, 2/1/2024	—	—

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
FHLMC Gold Pools, 20 Year
Pool # C91158, 6.50%, 1/1/2028	73	73
Pool # C91417, 3.50%, 1/1/2032	1,606	1,523
Pool # C91403, 3.50%, 3/1/2032	623	591
FHLMC Gold Pools, 30 Year
Pool # G00245, 8.00%, 8/1/2024	—	—
Pool # C00376, 8.00%, 11/1/2024	—	—
Pool # C00414, 7.50%, 8/1/2025	1	1
Pool # C00452, 7.00%, 4/1/2026	2	2
Pool # G00981, 8.50%, 7/1/2028	4	4
Pool # G02210, 7.00%, 12/1/2028	74	76
Pool # C47315, 6.50%, 8/1/2029	392	405
Pool # G03029, 6.00%, 10/1/2029	32	33
Pool # A88871, 7.00%, 1/1/2031	109	112
Pool # C68485, 7.00%, 7/1/2032	18	18
Pool # G01448, 7.00%, 8/1/2032	25	26
Pool # C75791, 5.50%, 1/1/2033	137	139
Pool # A13625, 5.50%, 10/1/2033	134	136
Pool # A16107, 6.00%, 12/1/2033	73	75
Pool # G01864, 5.00%, 1/1/2034	89	90
Pool # A17537, 6.00%, 1/1/2034	112	116
Pool # A23139, 5.00%, 6/1/2034	202	202
Pool # A61572, 5.00%, 9/1/2034	358	359
Pool # A28796, 6.50%, 11/1/2034	24	24
Pool # G03369, 6.50%, 1/1/2035	326	337
Pool # A70350, 5.00%, 3/1/2035	90	89
Pool # A46987, 5.50%, 7/1/2035	314	320
Pool # G05713, 6.50%, 12/1/2035	237	244
Pool # G03777, 5.00%, 11/1/2036	236	237
Pool # C02660, 6.50%, 11/1/2036	61	64
Pool # G02427, 5.50%, 12/1/2036	130	132
Pool # A57681, 6.00%, 12/1/2036	26	27
Pool # G02682, 7.00%, 2/1/2037	31	32
Pool # G04949, 6.50%, 11/1/2037	170	179
Pool # G03666, 7.50%, 1/1/2038	314	328
Pool # G04952, 7.50%, 1/1/2038	114	117
Pool # G04077, 6.50%, 3/1/2038	195	205
Pool # G05671, 5.50%, 8/1/2038	254	258
Pool # G05190, 7.50%, 9/1/2038	127	130
Pool # C03466, 5.50%, 3/1/2040	82	83
Pool # A93383, 5.00%, 8/1/2040	994	992
Pool # A93511, 5.00%, 8/1/2040	3,387	3,379
Pool # G06493, 4.50%, 5/1/2041	6,243	6,041
Pool # V80351, 3.00%, 8/1/2043	12,750	11,229
Pool # Q52834, 4.00%, 12/1/2047	1,367	1,264
Pool # Z40179, 4.00%, 7/1/2048	21,989	20,432
Pool # Q57995, 5.00%, 8/1/2048	3,180	3,130
Pool # Q61104, 4.00%, 1/1/2049	1,171	1,086

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # Q61107, 4.00%, 1/1/2049	2,276	2,115
FHLMC Gold Pools, Other
Pool # WN1157, 1.80%, 11/1/2028	50,852	43,847
Pool # P20570, 7.00%, 7/1/2029	5	5
Pool # G20027, 10.00%, 10/1/2030	9	9
Pool # B90491, 7.50%, 1/1/2032	233	236
Pool # WA3237, 3.55%, 11/1/2032	25,758	23,100
Pool # WA1630, 4.15%, 11/1/2032	6,929	6,497
Pool # U80192, 3.50%, 2/1/2033	867	829
Pool # U80342, 3.50%, 5/1/2033	675	645
Pool # U80345, 3.50%, 5/1/2033	2,719	2,601
Pool # WN3233, 3.19%, 7/1/2033	61,700	53,759
Pool # WN3225, 3.80%, 10/1/2034	20,000	17,977
Pool # P50523, 6.50%, 12/1/2035	42	42
Pool # H05030, 6.00%, 11/1/2036	44	44
Pool # L10291, 6.50%, 11/1/2036	717	730
Pool # P51353, 6.50%, 11/1/2036	544	549
Pool # P50595, 6.50%, 12/1/2036	996	1,024
Pool # P51361, 6.50%, 12/1/2036	493	504
Pool # G20028, 7.50%, 12/1/2036	744	757
Pool # P50531, 6.50%, 1/1/2037	23	23
Pool # P51251, 6.50%, 1/1/2037	46	46
Pool # P50536, 6.50%, 2/1/2037	63	62
Pool # WA3186, 3.86%, 4/1/2037	2,069	1,840
Pool # P50556, 6.50%, 6/1/2037	38	37
Pool # U90690, 3.50%, 6/1/2042	8,283	7,566
Pool # U90975, 4.00%, 6/1/2042	6,321	5,922
Pool # T65101, 4.00%, 10/1/2042	331	299
Pool # U90402, 3.50%, 11/1/2042	652	596
Pool # U90673, 4.00%, 1/1/2043	897	838
Pool # U91192, 4.00%, 4/1/2043	1,144	1,078
Pool # U91488, 3.50%, 5/1/2043	875	799
Pool # U99051, 3.50%, 6/1/2043	2,501	2,285
Pool # U99134, 4.00%, 1/1/2046	28,639	26,827
Pool # U69030, 4.50%, 1/1/2046	9,958	9,575
FHLMC UMBS, 20 Year Pool # SC0104, 3.50%, 8/1/2035	7,654	7,247
FHLMC UMBS, 30 Year
Pool # QG5005, 3.00%, 6/1/2048	10,345	8,928
Pool # ZT2236, 4.00%, 6/1/2048	17,150	15,834
Pool # ZT2212, 4.00%, 9/1/2048	3,953	3,656
Pool # QA0149, 4.00%, 6/1/2049	3,203	2,981
Pool # QA2578, 3.50%, 9/1/2049	1,224	1,091
Pool # RA2008, 4.00%, 1/1/2050	12,148	11,196
Pool # RA2282, 4.00%, 1/1/2050	7,477	7,015
Pool # QA7351, 3.00%, 2/1/2050	6,777	5,799
Pool # QB0704, 2.50%, 6/1/2050	10,201	8,314
Pool # QB1571, 2.50%, 7/1/2050	10,827	8,822
Pool # SD8089, 2.50%, 7/1/2050	88,353	72,195

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # QB2879, 2.50%, 8/1/2050	2,489	2,019
Pool # QB7670, 2.50%, 1/1/2051	5,070	4,117
Pool # QB8840, 2.50%, 2/1/2051	8,164	6,625
Pool # SD4044, 2.50%, 2/1/2051	38,193	31,413
Pool # RA6222, 3.00%, 11/1/2051	17,959	15,235
Pool # RA6459, 2.50%, 12/1/2051	30,897	25,047
Pool # RA6702, 3.00%, 2/1/2052	44,802	37,909
Pool # SD3362, 3.00%, 5/1/2052 (g)	26,269	22,286
Pool # SD1365, 4.00%, 7/1/2052	58,296	52,971
Pool # RA7683, 5.00%, 7/1/2052	24,997	24,097
Pool # SD1725, 4.00%, 10/1/2052	85,292	77,528
Pool # SD1713, 5.00%, 10/1/2052	36,297	34,992
Pool # RA8766, 5.00%, 3/1/2053	24,697	23,793
Pool # SD3567, 4.50%, 5/1/2053	20,189	18,918
Pool # RA9259, 5.00%, 6/1/2053	27,666	26,641
FNMA
Pool # 54844, ARM, 4.34%, 9/1/2027 (e)	7	7
Pool # 303532, ARM, 4.49%, 3/1/2029 (e)	5	5
Pool # 555732, ARM, 5.71%, 8/1/2033 (e)	97	97
Pool # 658481, ARM, 4.74%, 9/1/2033 (e)	180	177
Pool # 746299, ARM, 6.06%, 9/1/2033 (e)	40	41
Pool # 743546, ARM, 5.73%, 11/1/2033 (e)	192	190
Pool # 766610, ARM, 4.75%, 1/1/2034 (e)	13	13
Pool # 777132, ARM, 5.42%, 6/1/2034 (e)	148	151
Pool # 782306, ARM, 6.17%, 7/1/2034 (e)	3	3
Pool # 800422, ARM, 4.46%, 8/1/2034 (e)	103	101
Pool # 790235, ARM, 5.86%, 8/1/2034 (e)	49	48
Pool # 790964, ARM, 5.90%, 9/1/2034 (e)	5	5
Pool # 794792, ARM, 5.70%, 10/1/2034 (e)	35	35
Pool # 896463, ARM, 6.30%, 10/1/2034 (e)	116	118
Pool # 799912, ARM, 5.98%, 11/1/2034 (e)	24	24
Pool # 781563, ARM, 6.12%, 11/1/2034 (e)	20	20
Pool # 809319, ARM, 3.90%, 1/1/2035 (e)	32	32
Pool # 810896, ARM, 7.21%, 1/1/2035 (e)	472	477
Pool # 816594, ARM, 7.22%, 2/1/2035 (e)	15	15
Pool # 820602, ARM, 5.03%, 3/1/2035 (e)	105	104
Pool # 745862, ARM, 5.26%, 4/1/2035 (e)	103	103
Pool # 821378, ARM, 5.04%, 5/1/2035 (e)	39	38
Pool # 823660, ARM, 5.13%, 5/1/2035 (e)	28	28
Pool # 888605, ARM, 5.06%, 7/1/2035 (e)	4	4
Pool # 832801, ARM, 5.89%, 9/1/2035 (e)	67	67
Pool # 851432, ARM, 5.68%, 10/1/2035 (e)	229	228
Pool # 745445, ARM, 5.24%, 1/1/2036 (e)	84	85
Pool # 849251, ARM, 6.83%, 1/1/2036 (e)	296	291
Pool # 920340, ARM, 6.25%, 2/1/2036 (e)	31	31
Pool # 920843, ARM, 6.03%, 3/1/2036 (e)	739	758
Pool # 868952, ARM, 5.11%, 5/1/2036 (e)	13	13
Pool # 884066, ARM, 5.81%, 6/1/2036 (e)	68	67

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 872825, ARM, 6.09%, 6/1/2036 (e)	241	242
Pool # 892868, ARM, 6.02%, 7/1/2036 (e)	114	113
Pool # 884722, ARM, 5.69%, 8/1/2036 (e)	40	39
Pool # 886558, ARM, 6.02%, 8/1/2036 (e)	296	296
Pool # 745784, ARM, 6.13%, 8/1/2036 (e)	90	89
Pool # 920547, ARM, 5.10%, 9/1/2036 (e)	165	165
Pool # 893580, ARM, 5.82%, 9/1/2036 (e)	104	103
Pool # 886772, ARM, 5.98%, 9/1/2036 (e)	155	154
Pool # 894452, ARM, 6.07%, 9/1/2036 (e)	102	102
Pool # 898179, ARM, 6.92%, 9/1/2036 (e)	310	314
Pool # 894239, ARM, 6.18%, 10/1/2036 (e)	115	114
Pool # 900191, ARM, 6.32%, 10/1/2036 (e)	150	149
Pool # 900197, ARM, 6.32%, 10/1/2036 (e)	337	339
Pool # 902818, ARM, 6.20%, 11/1/2036 (e)	2	2
Pool # 902955, ARM, 6.05%, 12/1/2036 (e)	242	241
Pool # 888184, ARM, 4.49%, 1/1/2037 (e)	73	72
Pool # 920954, ARM, 6.98%, 1/1/2037 (e)	146	148
Pool # 915645, ARM, 5.25%, 2/1/2037 (e)	83	83
Pool # 913984, ARM, 7.14%, 2/1/2037 (e)	172	173
Pool # 888307, ARM, 4.24%, 4/1/2037 (e)	76	75
Pool # 995919, ARM, 5.82%, 7/1/2037 (e)	185	186
Pool # 938346, ARM, 6.03%, 7/1/2037 (e)	138	136
Pool # 948208, ARM, 6.90%, 7/1/2037 (e)	146	148
Pool # 945032, ARM, 6.62%, 8/1/2037 (e)	274	273
Pool # 946362, ARM, 6.01%, 9/1/2037 (e)	28	28
Pool # 952835, ARM, 6.15%, 9/1/2037 (e)	63	64
Pool # 946260, ARM, 6.16%, 9/1/2037 (e)	33	33
Pool # AD0085, ARM, 5.43%, 11/1/2037 (e)	278	275
Pool # 995108, ARM, 6.02%, 11/1/2037 (e)	164	167
Pool # AD0179, ARM, 6.32%, 12/1/2037 (e)	322	326
Pool # 966946, ARM, 4.29%, 1/1/2038 (e)	67	66
FNMA UMBS, 15 Year
Pool # 995381, 6.00%, 1/1/2024	—	—
Pool # 995425, 6.00%, 1/1/2024	—	—
Pool # AE0081, 6.00%, 7/1/2024	—	—
Pool # AD0133, 5.00%, 8/1/2024	2	1
Pool # FM3386, 3.50%, 7/1/2034	1,041	1,010
FNMA UMBS, 20 Year
Pool # 889889, 6.50%, 7/1/2024	—	—
Pool # 888656, 6.50%, 4/1/2025	—	—
Pool # AE0096, 5.50%, 7/1/2025	4	4
Pool # 256311, 6.00%, 7/1/2026	47	47
Pool # 256352, 6.50%, 8/1/2026	88	90
Pool # 256803, 6.00%, 7/1/2027	73	73
Pool # 256962, 6.00%, 11/1/2027	41	41
Pool # 257007, 6.00%, 12/1/2027	126	126
Pool # 257048, 6.00%, 1/1/2028	218	219
Pool # 890222, 6.00%, 10/1/2028	147	147

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AE0049, 6.00%, 9/1/2029	100	100
Pool # AO7761, 3.50%, 7/1/2032	382	362
Pool # MA1138, 3.50%, 8/1/2032	2,517	2,379
Pool # AL6238, 4.00%, 1/1/2035	6,862	6,590
FNMA UMBS, 30 Year
Pool # 50966, 7.00%, 1/1/2024	—	—
Pool # 250066, 8.00%, 5/1/2024	—	—
Pool # 250103, 8.50%, 7/1/2024	—	—
Pool # 303031, 7.50%, 10/1/2024	—	—
Pool # 308499, 8.50%, 5/1/2025	—	—
Pool # 689977, 8.00%, 3/1/2027	19	19
Pool # 695533, 8.00%, 6/1/2027	19	19
Pool # 313687, 7.00%, 9/1/2027	1	1
Pool # 756024, 8.00%, 9/1/2028	2	2
Pool # 755973, 8.00%, 11/1/2028	57	58
Pool # 455759, 6.00%, 12/1/2028	7	7
Pool # 252211, 6.00%, 1/1/2029	9	9
Pool # 459097, 7.00%, 1/1/2029	3	3
Pool # 889020, 6.50%, 11/1/2029	1,137	1,156
Pool # 598559, 6.50%, 8/1/2031	55	56
Pool # 679886, 6.50%, 2/1/2032	199	206
Pool # 682078, 5.50%, 11/1/2032	243	247
Pool # 675555, 6.00%, 12/1/2032	68	69
Pool # AL0045, 6.00%, 12/1/2032	501	512
Pool # 683351, 5.50%, 2/1/2033	6	6
Pool # 357363, 5.50%, 3/1/2033	260	265
Pool # 674349, 6.00%, 3/1/2033	24	24
Pool # 688625, 6.00%, 3/1/2033	10	10
Pool # 688655, 6.00%, 3/1/2033	2	2
Pool # 695584, 6.00%, 3/1/2033	4	4
Pool # 254693, 5.50%, 4/1/2033	184	187
Pool # 702901, 6.00%, 5/1/2033	71	73
Pool # 720576, 5.00%, 6/1/2033	44	44
Pool # 995656, 7.00%, 6/1/2033	272	281
Pool # 723852, 5.00%, 7/1/2033	56	56
Pool # 729296, 5.00%, 7/1/2033	59	60
Pool # 720155, 5.50%, 7/1/2033	32	33
Pool # 729379, 6.00%, 8/1/2033	20	20
Pool # AA0917, 5.50%, 9/1/2033	698	710
Pool # 737825, 6.00%, 9/1/2033	46	47
Pool # 750977, 4.50%, 11/1/2033	39	38
Pool # 725027, 5.00%, 11/1/2033	145	145
Pool # 755109, 5.50%, 11/1/2033	13	13
Pool # 753174, 4.00%, 12/1/2033	194	185
Pool # 725017, 5.50%, 12/1/2033	317	322
Pool # 759424, 5.50%, 1/1/2034	37	38
Pool # 751341, 5.50%, 3/1/2034	35	36
Pool # 770405, 5.00%, 4/1/2034	339	339

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 776708, 5.00%, 5/1/2034	136	137
Pool # AC1317, 4.50%, 9/1/2034	73	70
Pool # 888568, 5.00%, 12/1/2034	101	102
Pool # 810663, 5.00%, 1/1/2035	60	60
Pool # 995003, 7.50%, 1/1/2035	101	103
Pool # 995156, 7.50%, 3/1/2035	120	123
Pool # 735503, 6.00%, 4/1/2035	329	339
Pool # 827776, 5.00%, 7/1/2035	46	45
Pool # 820347, 5.00%, 9/1/2035	219	220
Pool # 745148, 5.00%, 1/1/2036	156	157
Pool # 888417, 6.50%, 1/1/2036	791	804
Pool # 745275, 5.00%, 2/1/2036	124	124
Pool # 833629, 7.00%, 3/1/2036	8	8
Pool # 745418, 5.50%, 4/1/2036	227	230
Pool # 888016, 5.50%, 5/1/2036	308	313
Pool # 888209, 5.50%, 5/1/2036	195	198
Pool # 870770, 6.50%, 7/1/2036	23	24
Pool # 976871, 6.50%, 8/1/2036	564	576
Pool # AA0922, 6.00%, 9/1/2036	1,118	1,154
Pool # 745948, 6.50%, 10/1/2036	127	133
Pool # AA1019, 6.00%, 11/1/2036	123	127
Pool # 888476, 7.50%, 5/1/2037	73	75
Pool # 928584, 6.50%, 8/1/2037	105	110
Pool # 945870, 6.50%, 8/1/2037	166	172
Pool # 986648, 6.00%, 9/1/2037	297	306
Pool # 928670, 7.00%, 9/1/2037	186	191
Pool # 888890, 6.50%, 10/1/2037	232	244
Pool # 888707, 7.50%, 10/1/2037	548	574
Pool # 888892, 7.50%, 11/1/2037	165	176
Pool # AL0662, 5.50%, 1/1/2038	379	385
Pool # 995505, 8.00%, 1/1/2038	11	11
Pool # 929331, 6.00%, 4/1/2038	78	79
Pool # 909236, 7.00%, 9/1/2038	296	311
Pool # 890268, 6.50%, 10/1/2038	284	294
Pool # 995149, 6.50%, 10/1/2038	1,081	1,112
Pool # 934591, 7.00%, 10/1/2038	283	300
Pool # AB2869, 6.00%, 11/1/2038	303	313
Pool # 991908, 7.00%, 11/1/2038	219	231
Pool # 995504, 7.50%, 11/1/2038	141	148
Pool # 257510, 7.00%, 12/1/2038	750	802
Pool # AD0753, 7.00%, 1/1/2039	1,020	1,079
Pool # AD0780, 7.50%, 4/1/2039	688	739
Pool # AC2948, 5.00%, 9/1/2039	422	420
Pool # AC3740, 5.50%, 9/1/2039	158	161
Pool # AC7296, 5.50%, 12/1/2039	232	236
Pool # AD7790, 5.00%, 8/1/2040	2,216	2,208
Pool # AD9151, 5.00%, 8/1/2040	855	851
Pool # AL2059, 4.00%, 6/1/2042	5,822	5,464

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AB9017, 3.00%, 4/1/2043	8,510	7,508
Pool # AT5891, 3.00%, 6/1/2043	10,759	9,497
Pool # AB9860, 3.00%, 7/1/2043	7,905	6,944
Pool # AL7527, 4.50%, 9/1/2043	3,753	3,627
Pool # AL7496, 3.50%, 5/1/2044	15,882	14,463
Pool # AX9319, 3.50%, 12/1/2044	5,914	5,360
Pool # AL7380, 3.50%, 2/1/2045	9,354	8,536
Pool # AS6479, 3.50%, 1/1/2046	22,019	19,958
Pool # BM1213, 4.00%, 4/1/2047	7,672	7,173
Pool # BH7650, 4.00%, 9/1/2047	4,667	4,360
Pool # BM3500, 4.00%, 9/1/2047	25,867	24,474
Pool # BE8344, 4.00%, 11/1/2047	1,048	973
Pool # BJ7248, 4.00%, 12/1/2047	3,331	3,092
Pool # BE8349, 4.00%, 1/1/2048	1,927	1,789
Pool # BJ5756, 4.00%, 1/1/2048	4,223	3,885
Pool # BJ7310, 4.00%, 1/1/2048	7,154	6,640
Pool # BJ8237, 4.00%, 1/1/2048	4,248	3,942
Pool # BJ8264, 4.00%, 1/1/2048	3,443	3,193
Pool # BM3375, 4.00%, 1/1/2048	5,530	5,135
Pool # BK1007, 4.00%, 2/1/2048	1,108	1,029
Pool # BK1134, 4.00%, 2/1/2048	4,454	4,135
Pool # BM3665, 4.00%, 3/1/2048	32,293	29,977
Pool # BE8366, 4.50%, 7/1/2048	3,914	3,731
Pool # BK7982, 5.00%, 7/1/2048	4,200	4,165
Pool # BN0271, 4.50%, 9/1/2048	1,117	1,064
Pool # BN1315, 4.50%, 9/1/2048	1,666	1,585
Pool # BN4733, 5.50%, 3/1/2049	242	246
Pool # BK8745, 4.50%, 4/1/2049	2,375	2,251
Pool # FM1939, 4.50%, 5/1/2049	11,792	11,193
Pool # BK8753, 4.50%, 6/1/2049	3,323	3,154
Pool # CA3713, 5.00%, 6/1/2049	1,737	1,691
Pool # BO2305, 4.00%, 7/1/2049	3,861	3,586
Pool # BO5607, 3.50%, 9/1/2049	2,573	2,302
Pool # BO1405, 4.00%, 9/1/2049	5,121	4,706
Pool # BO4392, 3.50%, 1/1/2050	3,928	3,512
Pool # BP5299, 3.50%, 3/1/2050	5,562	5,161
Pool # CA5702, 2.50%, 5/1/2050	47,892	39,393
Pool # CA5729, 3.00%, 5/1/2050	5,355	4,563
Pool # FM3671, 4.50%, 5/1/2050	5,572	5,437
Pool # CA6079, 2.50%, 6/1/2050	45,050	36,728
Pool # BK2746, 2.50%, 7/1/2050	19,525	15,919
Pool # BP9823, 2.50%, 7/1/2050	600	488
Pool # BP9948, 2.50%, 7/1/2050	1,076	874
Pool # CA6361, 2.50%, 7/1/2050	49,216	40,633
Pool # CA6708, 2.50%, 8/1/2050	32,039	26,501
Pool # FM4051, 2.50%, 8/1/2050	20,077	16,448
Pool # BQ2143, 2.50%, 9/1/2050	14,035	11,449
Pool # CA6989, 2.50%, 9/1/2050	68,986	56,839

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BQ1155, 2.50%, 10/1/2050	16,893	13,734
Pool # BQ7669, 2.50%, 10/1/2050	735	598
Pool # FS3599, 2.50%, 1/1/2051	93,284	76,104
Pool # CB0514, 2.50%, 5/1/2051	26,739	21,898
Pool # FM8172, 3.00%, 5/1/2051	24,089	20,480
Pool # FM7916, 2.50%, 6/1/2051	21,488	17,596
Pool # FS5384, 2.50%, 6/1/2051	82,195	67,477
Pool # FM9523, 2.50%, 7/1/2051	14,700	12,245
Pool # CB1411, 3.00%, 8/1/2051	57,092	48,535
Pool # BU0070, 2.50%, 10/1/2051	46,576	37,742
Pool # CB1901, 2.50%, 10/1/2051	42,496	35,070
Pool # MA4466, 2.50%, 11/1/2051	91,417	74,120
Pool # FS4645, 4.00%, 11/1/2051	18,293	16,653
Pool # CB2297, 2.50%, 12/1/2051	17,794	14,524
Pool # FM9882, 2.50%, 12/1/2051	11,083	8,986
Pool # FS3611, 2.50%, 12/1/2051	6,964	5,724
Pool # MA4494, 3.00%, 12/1/2051	7,003	5,936
Pool # FS4108, 4.00%, 12/1/2051	5,109	4,651
Pool # BU7561, 2.50%, 1/1/2052	23,057	18,850
Pool # CB2637, 2.50%, 1/1/2052	65,168	52,943
Pool # FS0196, 2.50%, 1/1/2052	69,543	56,388
Pool # CB2664, 3.00%, 1/1/2052	6,953	5,896
Pool # CB2670, 3.00%, 1/1/2052	60,168	50,929
Pool # FS5731, 3.00%, 1/1/2052	33,628	28,584
Pool # BV3339, 2.50%, 2/1/2052	9,235	7,525
Pool # FS4284, 2.50%, 2/1/2052	52,351	42,499
Pool # MA4548, 2.50%, 2/1/2052	58,819	47,704
Pool # FS0882, 2.50%, 3/1/2052	48,931	40,168
Pool # FS5446, 2.50%, 3/1/2052	50,505	40,945
Pool # FS0957, 3.00%, 3/1/2052	35,686	30,172
Pool # FS2246, 3.00%, 3/1/2052	42,039	36,344
Pool # FS4393, 3.00%, 3/1/2052	15,574	13,206
Pool # FS6301, 3.00%, 4/1/2052 (g)	19,221	16,338
Pool # BU8924, 3.50%, 4/1/2052	25,597	22,467
Pool # CB3378, 4.00%, 4/1/2052	25,505	23,176
Pool # BV7119, 4.50%, 4/1/2052	997	934
Pool # BV7121, 4.50%, 4/1/2052	1,147	1,078
Pool # BV7122, 4.50%, 4/1/2052	3,381	3,168
Pool # BV7124, 4.50%, 4/1/2052	1,172	1,103
Pool # BV8375, 4.00%, 5/1/2052	17,941	16,300
Pool # CB3629, 4.00%, 5/1/2052	42,845	38,945
Pool # FS1669, 4.00%, 5/1/2052	29,719	27,443
Pool # BV7111, 4.50%, 5/1/2052	1,397	1,313
Pool # BV7133, 4.50%, 5/1/2052	1,191	1,121
Pool # FS2773, 2.50%, 6/1/2052	11,824	9,681
Pool # CB3786, 4.00%, 6/1/2052	35,634	32,391
Pool # FS4076, 4.00%, 8/1/2052	19,386	17,684
Pool # CB4587, 4.50%, 9/1/2052	18,705	17,527

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CB4628, 5.00%, 9/1/2052	86,938	83,771
Pool # FS2982, 5.00%, 9/1/2052	26,539	25,585
Pool # CB4642, 6.00%, 9/1/2052	18,566	18,702
Pool # CB5267, 4.50%, 12/1/2052	19,632	18,395
Pool # CB5412, 4.00%, 1/1/2053	7,096	6,446
Pool # CB5666, 4.00%, 2/1/2053	43,973	39,947
Pool # CB5896, 5.00%, 3/1/2053	23,560	22,682
Pool # CB5898, 5.00%, 3/1/2053	20,163	19,492
Pool # CB6313, 5.00%, 5/1/2053	17,296	16,669
Pool # BX4395, 5.50%, 5/1/2053	8,723	8,600
Pool # BY4714, 5.00%, 6/1/2053	136,366	131,268
Pool # BY4776, 5.00%, 7/1/2053	92,749	89,282
Pool # BY4770, 5.50%, 7/1/2053	17,467	17,221
Pool # BY4775, 5.50%, 7/1/2053	12,169	11,994
Pool # BY7101, 5.50%, 8/1/2053	6,452	6,361
Pool # BY7130, 6.00%, 9/1/2053	9,978	10,014
FNMA, 30 Year
Pool # 535183, 8.00%, 6/1/2028	1	1
Pool # 252409, 6.50%, 3/1/2029	39	39
Pool # 653815, 7.00%, 2/1/2033	6	6
Pool # 752786, 6.00%, 9/1/2033	55	55
Pool # CA3029, 4.00%, 1/1/2049	4,950	4,579
Pool # CA5105, 3.50%, 2/1/2050	6,987	6,248
FNMA, Other
Pool # AM7654, 2.86%, 1/1/2025	5,941	5,768
Pool # 470300, 3.64%, 1/1/2025	4,347	4,256
Pool # AM8846, 2.68%, 5/1/2025	5,601	5,392
Pool # AM9149, 2.63%, 6/1/2025	5,797	5,568
Pool # AM9548, 3.17%, 8/1/2025	6,776	6,547
Pool # AM4660, 3.77%, 12/1/2025	4,910	4,780
Pool # AN0767, 3.18%, 1/1/2026	7,692	7,406
Pool # AN1590, 2.40%, 5/1/2026	8,597	8,099
Pool # AN1413, 2.49%, 5/1/2026	20,182	19,009
Pool # AN1497, 2.61%, 6/1/2026	11,034	10,403
Pool # AN1243, 2.64%, 6/1/2026	7,998	7,548
Pool # AN1247, 2.64%, 6/1/2026	9,848	9,269
Pool # 468645, 4.54%, 7/1/2026	2,029	2,003
Pool # AN2367, 2.46%, 8/1/2026	5,866	5,504
Pool # 468927, 4.77%, 8/1/2026	4,907	4,863
Pool # AM6448, 3.25%, 9/1/2026	9,049	8,660
Pool # AM7117, 3.14%, 12/1/2026	17,819	16,922
Pool # AM7262, 3.19%, 12/1/2026	15,494	14,714
Pool # AM7011, 3.22%, 12/1/2026	2,629	2,501
Pool # FN0029, 4.51%, 12/1/2026 (e)	4,982	4,916
Pool # AM8008, 2.94%, 2/1/2027	11,112	10,459
Pool # AM7515, 3.34%, 2/1/2027	16,000	15,197
Pool # AM8745, 2.81%, 5/1/2027	8,941	8,384
Pool # AM8803, 2.78%, 6/1/2027	3,755	3,503

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # AM9087, 3.00%, 6/1/2027	15,821	14,858
Pool # AM9170, 3.00%, 6/1/2027	4,205	3,952
Pool # AM9345, 3.25%, 7/1/2027	7,087	6,709
Pool # AN7048, 2.90%, 10/1/2027	6,207	5,766
Pool # AM1469, 2.96%, 11/1/2027	3,477	3,243
Pool # AN7669, 2.83%, 12/1/2027	19,217	17,754
Pool # AN8114, 3.00%, 1/1/2028	7,456	6,929
Pool # AN8048, 3.08%, 1/1/2028	43,775	40,338
Pool # AN7943, 3.10%, 1/1/2028	14,270	13,284
Pool # BS8221, 4.56%, 5/1/2028	10,254	10,119
Pool # AN1600, 2.59%, 6/1/2028	5,962	5,474
Pool # AN9686, 3.52%, 6/1/2028	40,297	38,045
Pool # AN9486, 3.57%, 6/1/2028	26,318	24,739
Pool # AN2005, 2.73%, 7/1/2028	9,386	8,527
Pool # 387806, 3.55%, 8/1/2028	15,234	14,372
Pool # 109782, 3.55%, 9/1/2028	41,392	39,035
Pool # BL0919, 3.82%, 9/1/2028	18,233	17,401
Pool # BS8383, 4.62%, 11/1/2028	7,514	7,420
Pool # BS8384, 4.62%, 11/1/2028	5,246	5,181
Pool # BL1040, 3.81%, 12/1/2028	42,090	40,040
Pool # BL0907, 3.88%, 12/1/2028	11,997	11,454
Pool # BL1435, 3.53%, 1/1/2029	23,203	21,811
Pool # BS8376, 4.60%, 5/1/2029	9,263	9,122
Pool # BL4317, 2.27%, 9/1/2029	4,507	3,947
Pool # BS6615, 3.50%, 9/1/2029	14,504	13,447
Pool # BS6621, 3.50%, 9/1/2029	32,089	29,689
Pool # AN6846, 2.93%, 10/1/2029	13,065	11,778
Pool # BS6739, 3.82%, 10/1/2029	45,001	42,399
Pool # BL4333, 2.52%, 11/1/2029	40,412	35,621
Pool # AM8123, 2.92%, 2/1/2030	7,444	6,716
Pool # AM7785, 3.17%, 2/1/2030	5,727	5,235
Pool # AM7516, 3.55%, 2/1/2030	13,000	12,091
Pool # BS7388, 4.82%, 3/1/2030	10,490	10,409
Pool # AM8692, 3.03%, 4/1/2030	25,000	22,435
Pool # AM8544, 3.08%, 4/1/2030	14,200	12,889
Pool # BS8225, 4.41%, 4/1/2030	15,540	15,055
Pool # AM8889, 2.92%, 5/1/2030	11,320	10,066
Pool # AM8151, 2.94%, 5/1/2030	11,900	10,674
Pool # AN9154, 3.64%, 5/1/2030	3,960	3,695
Pool # BS7669, 4.75%, 5/1/2030	8,177	8,076
Pool # AM9020, 2.97%, 6/1/2030	7,304	6,573
Pool # AM9154, 3.18%, 6/1/2030	8,395	7,659
Pool # BS8461, 4.27%, 6/1/2030	22,856	21,980
Pool # BS7678, 4.75%, 6/1/2030	8,500	8,393
Pool # BS8846, 4.09%, 7/1/2030	34,350	32,667
Pool # BS7681, 4.75%, 7/1/2030	4,758	4,697
Pool # AN9293, 3.71%, 9/1/2030	60,000	55,655
Pool # BS8736, 4.37%, 10/1/2030	9,244	8,890

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BL9494, 1.46%, 12/1/2030	10,000	7,908
Pool # BS8375, 4.66%, 1/1/2031	9,425	9,241
Pool # BS7921, 4.77%, 1/1/2031	9,208	9,092
Pool # BS8377, 4.66%, 2/1/2031	1,184	1,161
Pool # BS9557, 5.23%, 2/1/2031	7,554	7,648
Pool # AH9683, 5.00%, 4/1/2031	215	210
Pool # BS2035, 1.84%, 6/1/2031	33,900	27,368
Pool # AN1829, 2.90%, 6/1/2031	7,055	6,243
Pool # BS2422, 1.67%, 7/1/2031	36,050	28,448
Pool # BS8341, 4.62%, 7/1/2031	2,986	2,913
Pool # BL3298, 2.86%, 8/1/2031	7,000	6,095
Pool # BS9623, 4.91%, 8/1/2031	5,203	5,174
Pool # BL4310, 2.35%, 10/1/2031	11,103	9,352
Pool # AN2625, 2.50%, 10/1/2031	9,265	7,918
Pool # AN2513, 2.63%, 10/1/2031	25,000	21,176
Pool # BS4338, 1.82%, 1/1/2032	26,665	21,144
Pool # BS4124, 1.94%, 1/1/2032	11,545	9,406
Pool # BS4030, 1.96%, 1/1/2032	20,000	16,174
Pool # BS3869, 2.00%, 1/1/2032	36,000	28,772
Pool # BS4650, 2.02%, 1/1/2032	7,541	6,103
Pool # BS4396, 2.05%, 1/1/2032	10,000	8,049
Pool # BS4200, 2.05%, 2/1/2032	34,650	27,817
Pool # BM7037, 1.75%, 3/1/2032 (e)	103,172	81,484
Pool # BL5789, 2.40%, 3/1/2032	12,500	10,457
Pool # BS5204, 2.50%, 4/1/2032	6,186	5,141
Pool # BS5130, 2.55%, 4/1/2032	47,620	40,336
Pool # BS5069, 2.73%, 4/1/2032	2,469	2,082
Pool # AN5065, 3.34%, 4/1/2032	26,680	23,620
Pool # BS5330, 2.85%, 5/1/2032	14,317	12,226
Pool # BS5298, 3.07%, 5/1/2032	36,743	31,909
Pool # BS5907, 3.54%, 6/1/2032	10,756	9,671
Pool # BS6033, 3.97%, 7/1/2032	2,081	1,932
Pool # BS6193, 4.12%, 7/1/2032	7,871	7,388
Pool # BS6194, 4.13%, 7/1/2032	3,935	3,711
Pool # BS6301, 3.67%, 8/1/2032	19,145	17,358
Pool # BS6258, 3.70%, 8/1/2032	8,167	7,411
Pool # BS6409, 3.88%, 8/1/2032	2,206	2,022
Pool # BS6288, 3.89%, 8/1/2032	11,344	10,518
Pool # BS6597, 3.67%, 9/1/2032	13,781	12,395
Pool # BS6305, 3.68%, 9/1/2032	54,320	49,110
Pool # BS6316, 3.76%, 9/1/2032	20,000	18,196
Pool # BS6440, 3.78%, 9/1/2032	749	684
Pool # BS6339, 3.80%, 9/1/2032	65,061	59,378
Pool # BS6381, 3.89%, 9/1/2032	22,000	20,210
Pool # BS6159, 3.92%, 9/1/2032	6,000	5,527
Pool # BS6845, 4.22%, 10/1/2032	43,000	40,546
Pool # BS6915, 4.60%, 10/1/2032	36,000	34,914
Pool # BS8968, 4.73%, 10/1/2032	15,496	15,130

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BM7110, 3.88%, 11/1/2032 (e)	28,085	25,935
Pool # BS6840, 4.18%, 11/1/2032	8,255	7,761
Pool # BS6841, 4.18%, 11/1/2032	11,615	10,909
Pool # BS6995, 4.18%, 11/1/2032	19,825	18,623
Pool # BS6868, 4.61%, 11/1/2032	7,463	7,238
Pool # BS6969, 4.76%, 11/1/2032	13,935	13,673
Pool # BS9560, 5.30%, 11/1/2032	4,300	4,373
Pool # AQ7084, 3.50%, 12/1/2032	1,303	1,244
Pool # BS7083, 4.59%, 12/1/2032	34,142	33,068
Pool # BS7019, 4.60%, 12/1/2032	33,325	32,314
Pool # BS7298, 4.86%, 12/1/2032	7,000	6,918
Pool # BS7320, 4.88%, 12/1/2032	14,287	14,141
Pool # 650236, 5.00%, 12/1/2032	4	4
Pool # BS7303, 5.34%, 12/1/2032	10,906	11,156
Pool # BS7496, 4.33%, 1/1/2033	12,054	11,461
Pool # BS7558, 4.40%, 1/1/2033	15,134	14,447
Pool # BS7595, 4.46%, 1/1/2033	9,381	9,000
Pool # BS7147, 4.95%, 1/1/2033	10,746	10,661
Pool # AR7484, 3.50%, 2/1/2033	1,775	1,696
Pool # BS7843, 3.90%, 2/1/2033	60,000	55,006
Pool # BS7850, 4.21%, 2/1/2033	88,000	82,731
Pool # BS7775, 4.14%, 3/1/2033	8,725	8,148
Pool # BS8110, 4.30%, 3/1/2033	44,672	42,309
Pool # BS7786, 4.24%, 4/1/2033	39,009	36,836
Pool # BS8223, 4.50%, 4/1/2033	6,368	6,123
Pool # BS8146, 4.55%, 4/1/2033	49,498	47,721
Pool # BS8055, 4.71%, 4/1/2033	14,699	14,366
Pool # BS8185, 4.17%, 5/1/2033	13,528	12,650
Pool # BS8213, 4.22%, 5/1/2033	18,510	17,504
Pool # BS8546, 4.37%, 5/1/2033	32,295	30,694
Pool # BS8284, 4.43%, 5/1/2033	8,651	8,265
Pool # BS8610, 4.48%, 5/1/2033	4,615	4,426
Pool # BS8247, 4.53%, 5/1/2033	3,900	3,755
Pool # BS8609, 4.53%, 5/1/2033	6,149	5,920
Pool # AT7117, 3.50%, 6/1/2033	736	702
Pool # BS8756, 4.14%, 6/1/2033	18,345	16,996
Pool # BS8644, 4.32%, 6/1/2033	22,338	21,186
Pool # BS8661, 4.34%, 6/1/2033	4,663	4,419
Pool # BS8665, 4.34%, 6/1/2033	5,025	4,766
Pool # BS8571, 4.43%, 6/1/2033	6,239	5,956
Pool # AN6000, 3.21%, 7/1/2033	9,469	8,260
Pool # AN9695, 3.67%, 7/1/2033	32,550	29,211
Pool # AN9496, 3.75%, 7/1/2033	24,000	21,725
Pool # AN9950, 3.89%, 7/1/2033	8,899	8,020
Pool # BS9089, 4.51%, 7/1/2033	31,800	30,542
Pool # BS8883, 4.58%, 7/1/2033	35,052	33,857
Pool # BS2642, 1.85%, 8/1/2033	9,225	7,104
Pool # BS3169, 1.82%, 9/1/2033	6,842	5,192

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BS9470, 4.45%, 10/1/2033	17,758	16,962
Pool # BS9471, 4.45%, 10/1/2033	16,368	15,634
Pool # BS9185, 4.51%, 10/1/2033	26,043	25,006
Pool # BS9182, 4.52%, 10/1/2033	29,035	27,893
Pool # BS3315, 1.82%, 11/1/2033	10,924	8,225
Pool # BS4824, 2.50%, 2/1/2034	60,280	48,200
Pool # 810997, 5.50%, 10/1/2034	92	91
Pool # AM7122, 3.61%, 11/1/2034	4,992	4,479
Pool # BL5976, 2.49%, 4/1/2035	22,962	17,805
Pool # AM8474, 3.45%, 4/1/2035	4,496	3,968
Pool # AM8475, 3.45%, 4/1/2035	1,824	1,610
Pool # BL6315, 2.20%, 5/1/2035	5,081	3,825
Pool # AM9188, 3.12%, 6/1/2035	23,000	19,240
Pool # BL7110, 1.76%, 7/1/2035	12,500	9,146
Pool # AM9532, 3.63%, 10/1/2035	3,406	3,035
Pool # BS5413, 3.41%, 12/1/2035	10,250	8,601
Pool # AN0375, 3.76%, 12/1/2035	5,146	4,615
Pool # 256051, 5.50%, 12/1/2035	73	72
Pool # 256128, 6.00%, 2/1/2036	12	13
Pool # 880219, 7.00%, 2/1/2036	58	59
Pool # 868763, 6.50%, 4/1/2036	7	7
Pool # 920934, 6.50%, 1/1/2037	260	262
Pool # 888408, 6.00%, 3/1/2037	192	191
Pool # 888373, 7.00%, 3/1/2037	28	29
Pool # 888412, 7.00%, 4/1/2037	22	22
Pool # BS5648, 3.87%, 6/1/2037	10,561	9,233
Pool # BS5650, 3.87%, 6/1/2037	14,180	12,397
Pool # BS5761, 3.87%, 6/1/2037	10,964	9,585
Pool # 995783, 8.00%, 11/1/2037	72	74
Pool # 257209, 5.50%, 5/1/2038	80	81
Pool # MA0127, 5.50%, 6/1/2039	120	118
Pool # AL2606, 4.00%, 3/1/2042	211	194
Pool # AO7225, 4.00%, 7/1/2042	1,334	1,248
Pool # AO9352, 4.00%, 7/1/2042	1,658	1,559
Pool # AO9353, 4.00%, 7/1/2042	1,902	1,774
Pool # MA1125, 4.00%, 7/1/2042	1,234	1,161
Pool # MA1178, 4.00%, 9/1/2042	6,931	6,518
Pool # MA1213, 3.50%, 10/1/2042	3,040	2,772
Pool # MA1251, 3.50%, 11/1/2042	7,890	7,195
Pool # MA1253, 4.00%, 11/1/2042	5,875	5,495
Pool # AR1397, 3.00%, 1/1/2043	5,968	5,196
Pool # MA1328, 3.50%, 1/1/2043	1,125	1,026
Pool # AQ9999, 3.00%, 2/1/2043	2,938	2,558
Pool # MA1373, 3.50%, 3/1/2043	1,851	1,688
Pool # MA1404, 3.50%, 4/1/2043	5,490	5,007
Pool # AB9096, 4.00%, 4/1/2043	619	582
Pool # AB9196, 3.50%, 5/1/2043	1,615	1,473
Pool # AT4051, 3.50%, 5/1/2043	731	659

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # MA1437, 3.50%, 5/1/2043	6,125	5,586
Pool # AT5914, 3.50%, 6/1/2043	3,812	3,476
Pool # MA1463, 3.50%, 6/1/2043	7,572	6,905
Pool # AB9704, 4.00%, 6/1/2043	1,389	1,305
Pool # MA1711, 4.50%, 12/1/2043	8,567	8,193
Pool # AL6167, 3.50%, 1/1/2044	4,032	3,677
Pool # MA1759, 4.00%, 1/1/2044	2,723	2,560
Pool # MA1760, 4.50%, 1/1/2044	2,538	2,425
Pool # AV9286, 4.00%, 2/1/2044	2,112	1,986
Pool # MA1800, 4.00%, 2/1/2044	1,709	1,607
Pool # MA1828, 4.50%, 3/1/2044	6,471	6,182
Pool # MA2429, 4.00%, 10/1/2045	1,861	1,723
Pool # MA2565, 4.00%, 3/1/2046	2,865	2,652
Pool # BM5835, 3.00%, 9/1/2047	10,678	9,262
Pool # AD0523, 6.00%, 11/1/2048	178	175
Pool # BF0131, 3.50%, 8/1/2056	40,407	35,042
Pool # BF0144, 3.50%, 10/1/2056	2,625	2,309
Pool # BF0690, 3.00%, 2/1/2057	10,015	8,569
Pool # BF0230, 5.50%, 1/1/2058	40,608	41,292
Pool # BF0341, 5.50%, 1/1/2059	17,412	17,404
Pool # BM7076, 4.00%, 4/1/2059	45,780	42,023
Pool # BM6734, 4.00%, 8/1/2059	33,280	30,389
Pool # BF0464, 3.50%, 3/1/2060	48,450	42,012
Pool # BF0520, 3.00%, 1/1/2061	68,117	56,488
Pool # BM7075, 3.00%, 3/1/2061	74,393	61,683
Pool # BF0546, 2.50%, 7/1/2061	77,431	60,793
Pool # BF0562, 3.50%, 9/1/2061	58,062	50,344
Pool # BF0577, 2.50%, 12/1/2061	13,327	10,463
Pool # BF0590, 2.50%, 12/1/2061	18,159	14,414
Pool # BF0579, 3.00%, 12/1/2061	21,593	17,904
Pool # BF0583, 4.00%, 12/1/2061	30,326	27,536
Pool # BF0586, 5.00%, 12/1/2061	14,155	13,690
Pool # BF0617, 2.50%, 3/1/2062	85,820	67,219
Pool # BF0602, 3.00%, 3/1/2062	31,323	25,972
Pool # BF0603, 3.50%, 3/1/2062	21,831	19,255
Pool # BF0604, 3.50%, 3/1/2062	35,134	30,464
Pool # BF0605, 4.00%, 3/1/2062	17,380	15,706
Pool # BF0654, 3.00%, 6/1/2062	37,028	30,702
Pool # BF0648, 3.50%, 6/1/2062	25,253	22,210
Pool # BF0655, 3.50%, 6/1/2062	46,591	40,196
Pool # BF0649, 4.00%, 6/1/2062	21,868	19,964
Pool # BF0677, 4.00%, 9/1/2062	50,668	46,007
FNMA/FHLMC UMBS, Single Family, 30 Year TBA, 2.50%, 12/25/2053 (g)	85,155	68,936
GNMA I, 30 Year
Pool # 442119, 7.50%, 11/15/2026	2	1
Pool # 411829, 7.50%, 7/15/2027	4	4
Pool # 554108, 6.50%, 3/15/2028	22	23
Pool # 468149, 8.00%, 8/15/2028	1	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # 468236, 6.50%, 9/15/2028	34	35
Pool # 486537, 7.50%, 9/15/2028	10	10
Pool # 486631, 6.50%, 10/15/2028	2	3
Pool # 466406, 6.00%, 11/15/2028	4	4
Pool # 781328, 7.00%, 9/15/2031	253	262
Pool # 569568, 6.50%, 1/15/2032	236	241
Pool # 591882, 6.50%, 7/15/2032	14	15
Pool # 607645, 6.50%, 2/15/2033	51	52
Pool # 607724, 7.00%, 2/15/2033	37	37
Pool # 783123, 5.50%, 4/15/2033	1,268	1,266
Pool # 604209, 6.50%, 4/15/2033	40	42
Pool # 614546, 5.50%, 6/15/2033	11	10
Pool # 781614, 7.00%, 6/15/2033	77	80
Pool # 781689, 5.50%, 12/15/2033	45	45
Pool # 632415, 5.50%, 7/15/2034	21	21
Pool # 574710, 5.50%, 9/15/2034	16	16
Pool # 782615, 7.00%, 6/15/2035	554	575
Pool # 782025, 6.50%, 12/15/2035	224	228
Pool # 617486, 7.00%, 4/15/2037	50	50
Pool # 782212, 7.50%, 10/15/2037	123	129
Pool # BI6868, 5.00%, 3/15/2049	1,932	1,900
Pool # BM1726, 5.00%, 3/15/2049	1,871	1,840
Pool # CO1894, 4.50%, 7/15/2052	7,597	7,223
Pool # CU0289, 6.50%, 6/15/2053	10,364	10,467
GNMA II
Pool # CE5521, ARM, 6.84%, 8/20/2071 (e)	12,334	12,673
Pool # CE5523, ARM, 7.34%, 8/20/2071 (e)	18,662	19,197
Pool # CE5537, ARM, 6.83%, 9/20/2071 (e)	33,156	34,075
Pool # CE5533, ARM, 6.85%, 9/20/2071 (e)	38,721	39,795
Pool # CE5536, ARM, 6.88%, 9/20/2071 (e)	31,429	32,356
Pool # CE9356, ARM, 7.08%, 9/20/2071 (e)	8,692	8,845
Pool # CE5544, ARM, 6.80%, 10/20/2071 (e)	34,874	35,792
Pool # CE5550, ARM, 6.84%, 10/20/2071 (e)	17,909	18,381
Pool # CE5552, ARM, 6.87%, 11/20/2071 (e)	35,515	36,467
Pool # CK2783, ARM, 7.16%, 2/20/2072 (e)	87,496	89,792
Pool # CK2789, ARM, 7.19%, 2/20/2072 (e)	33,981	34,904
Pool # CM0227, ARM, 7.21%, 2/20/2072 (e)	30,330	31,165
Pool # CM0228, ARM, 7.47%, 2/20/2072 (e)	20,297	21,062
Pool # CL8129, ARM, 7.11%, 3/20/2072 (e)	19,871	20,330
Pool # CK2802, ARM, 7.14%, 3/20/2072 (e)	27,068	27,744
Pool # CK2794, ARM, 7.18%, 3/20/2072 (e)	45,214	46,435
Pool # CK2800, ARM, 7.18%, 3/20/2072 (e)	23,515	24,153
Pool # CK2791, ARM, 7.19%, 3/20/2072 (e)	42,160	43,340
Pool # CM0234, ARM, 7.20%, 3/20/2072 (e)	31,453	32,303
Pool # CK2793, ARM, 7.21%, 3/20/2072 (e)	41,862	43,049
Pool # CM9946, ARM, 7.21%, 3/20/2072 (e)	17,878	18,371
Pool # CK2803, ARM, 7.14%, 4/20/2072 (e)	43,057	44,162
Pool # BL8377, ARM, 7.21%, 4/20/2072 (e)	36,476	37,557

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # CN0126, ARM, 7.22%, 5/20/2072 (e)	35,408	36,389
Pool # CN7634, ARM, 7.26%, 6/20/2072 (e)	27,372	28,268
Pool # 786250, ARM, 7.40%, 6/20/2072 (e)	39,149	40,721
Pool # CL8191, ARM, 7.36%, 7/20/2072 (e)	21,423	22,221
Pool # CO0363, ARM, 7.37%, 7/20/2072 (e)	29,189	30,363
GNMA II, 30 Year
Pool # 1989, 8.50%, 4/20/2025	1	1
Pool # 2006, 8.50%, 5/20/2025	1	1
Pool # 2141, 8.00%, 12/20/2025	1	1
Pool # 2234, 8.00%, 6/20/2026	2	2
Pool # 2270, 8.00%, 8/20/2026	2	2
Pool # 2285, 8.00%, 9/20/2026	2	2
Pool # 2324, 8.00%, 11/20/2026	1	1
Pool # 2499, 8.00%, 10/20/2027	6	6
Pool # 2512, 8.00%, 11/20/2027	5	5
Pool # 2525, 8.00%, 12/20/2027	4	4
Pool # 2549, 7.50%, 2/20/2028	3	3
Pool # 2562, 6.00%, 3/20/2028	12	12
Pool # 2646, 7.50%, 9/20/2028	10	10
Pool # 2647, 8.00%, 9/20/2028	1	1
Pool # 2781, 6.50%, 7/20/2029	229	235
Pool # 4224, 7.00%, 8/20/2038	60	62
Pool # 4245, 6.00%, 9/20/2038	1,573	1,618
Pool # 783389, 6.00%, 8/20/2039	732	768
Pool # 783444, 5.50%, 9/20/2039	391	396
Pool # 783967, 4.25%, 12/20/2044	4,123	3,937
Pool # AK8791, 3.75%, 7/20/2045	1,360	1,254
Pool # BD0481, 4.00%, 12/20/2047	1,485	1,383
Pool # BD0484, 4.50%, 12/20/2047	5,712	5,412
Pool # BE0207, 4.50%, 2/20/2048	4,290	4,074
Pool # BE0208, 4.50%, 2/20/2048	5,429	5,164
Pool # BE5169, 4.50%, 2/20/2048	5,317	5,066
Pool # BA7567, 4.50%, 5/20/2048	1,656	1,562
Pool # BG6360, 5.00%, 5/20/2048	6,374	6,397
Pool # BF2574, 5.50%, 5/20/2048	130	133
Pool # BI0728, 5.00%, 7/20/2048	7,460	7,421
Pool # BD0551, 4.50%, 8/20/2048	2,181	2,088
Pool # BI5288, 5.00%, 8/20/2048	9,147	9,047
Pool # BI5289, 5.00%, 8/20/2048	13,173	13,158
Pool # AY2411, 4.25%, 9/20/2048	3,482	3,261
Pool # 784598, 5.00%, 9/20/2048	9,924	9,964
Pool # 784626, 4.50%, 10/20/2048	1,293	1,233
Pool # BK2586, 5.00%, 11/20/2048	1,274	1,259
Pool # BJ7082, 5.00%, 12/20/2048	509	498
Pool # BJ7085, 5.00%, 12/20/2048	1,124	1,122
Pool # BK7169, 5.00%, 12/20/2048	6,121	6,047
Pool # BK8878, 4.50%, 2/20/2049	2,497	2,379
Pool # BK7189, 5.00%, 2/20/2049	6,213	6,162

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BJ9972, 5.50%, 2/20/2049	1,182	1,191
Pool # BK7198, 4.50%, 3/20/2049	2,814	2,665
Pool # BK7199, 5.00%, 3/20/2049	1,086	1,079
Pool # BL8042, 5.00%, 3/20/2049	6,311	6,245
Pool # BL9333, 5.00%, 3/20/2049	2,837	2,847
Pool # BG0079, 5.50%, 3/20/2049	823	829
Pool # BL6756, 5.50%, 3/20/2049	306	309
Pool # BJ1322, 5.00%, 4/20/2049	4,297	4,349
Pool # BJ9622, 5.00%, 4/20/2049	1,964	1,921
Pool # BK7209, 5.00%, 4/20/2049	4,347	4,323
Pool # BL6758, 5.50%, 4/20/2049	1,153	1,161
Pool # BM9664, 4.50%, 5/20/2049	6,281	6,054
Pool # BM9683, 5.00%, 6/20/2049	14,379	14,314
Pool # BO2880, 5.00%, 6/20/2049	431	423
Pool # BN3950, 5.50%, 6/20/2049	2,168	2,184
Pool # BN2629, 4.00%, 7/20/2049	11,726	11,096
Pool # BI0926, 5.00%, 7/20/2049	864	848
Pool # BI0927, 5.00%, 7/20/2049	601	588
Pool # BM2186, 5.00%, 7/20/2049	603	591
Pool # BM2187, 5.00%, 7/20/2049	308	301
Pool # BO2871, 5.00%, 7/20/2049	241	236
Pool # BO2872, 5.00%, 7/20/2049	970	960
Pool # BO2878, 5.00%, 7/20/2049	621	609
Pool # BO2879, 5.00%, 7/20/2049	495	484
Pool # BO3162, 5.00%, 7/20/2049	44,932	45,965
Pool # BO3173, 5.00%, 7/20/2049	1,168	1,143
Pool # BO3174, 5.00%, 7/20/2049	358	349
Pool # BO3175, 5.00%, 7/20/2049	219	220
Pool # BO8226, 5.00%, 7/20/2049	385	376
Pool # BO8229, 5.00%, 7/20/2049	4,705	4,731
Pool # BO8235, 5.00%, 7/20/2049	643	627
Pool # BO8236, 5.00%, 7/20/2049	426	416
Pool # BP4243, 5.00%, 8/20/2049	10,820	10,805
Pool # BN2649, 3.50%, 9/20/2049	3,083	2,776
Pool # BM9713, 4.50%, 9/20/2049	2,298	2,182
Pool # BP4337, 4.50%, 9/20/2049	14,977	14,577
Pool # BQ3224, 4.50%, 9/20/2049	13,196	12,586
Pool # 784810, 5.00%, 9/20/2049	12,165	11,908
Pool # BM9734, 4.00%, 10/20/2049	3,483	3,258
Pool # 784847, 4.50%, 11/20/2049	20,368	19,264
Pool # BQ8694, 4.50%, 11/20/2049	701	674
Pool # BQ8696, 4.50%, 11/20/2049	908	877
Pool # BR2686, 4.50%, 11/20/2049	1,983	1,889
Pool # BR2687, 4.50%, 11/20/2049	4,177	4,008
Pool # BR2688, 4.50%, 11/20/2049	2,391	2,285
Pool # BR2689, 4.50%, 11/20/2049	3,006	2,919
Pool # BR2739, 4.50%, 11/20/2049	1,595	1,557
Pool # BR2756, 4.50%, 11/20/2049	1,934	1,869

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
Pool # BR2757, 4.50%, 11/20/2049	2,162	2,082
Pool # BR3820, 4.50%, 11/20/2049	347	330
Pool # BR3821, 4.50%, 11/20/2049	774	734
Pool # BS0953, 4.50%, 11/20/2049	1,727	1,687
Pool # BQ4131, 3.50%, 12/20/2049	11,488	10,445
Pool # BI0940, 4.50%, 12/20/2049	620	591
Pool # BQ3796, 4.50%, 12/20/2049	1,742	1,687
Pool # BR2730, 4.50%, 12/20/2049	769	733
Pool # BR2731, 4.50%, 12/20/2049	698	669
Pool # BR2732, 4.50%, 12/20/2049	1,254	1,230
Pool # BR2755, 4.50%, 12/20/2049	960	915
Pool # BR3822, 4.50%, 12/20/2049	867	823
Pool # BR3823, 4.50%, 12/20/2049	1,185	1,139
Pool # BR3824, 4.50%, 12/20/2049	905	880
Pool # BS0951, 4.50%, 12/20/2049	1,857	1,777
Pool # BS0952, 4.50%, 12/20/2049	1,322	1,277
Pool # BQ4132, 3.50%, 1/20/2050	5,125	4,613
Pool # BQ4133, 3.50%, 1/20/2050	5,257	4,753
Pool # BR1548, 3.50%, 1/20/2050	3,896	3,632
Pool # BS8380, 4.50%, 2/20/2050	2,966	2,920
Pool # BP8085, 3.00%, 3/20/2050	4,075	3,525
Pool # BR3892, 4.00%, 3/20/2050	9,939	9,156
Pool # BT8094, 4.00%, 4/20/2050	1,113	1,031
Pool # BT8095, 4.00%, 4/20/2050	5,327	4,937
Pool # BT8096, 4.00%, 4/20/2050	7,619	7,056
Pool # BT8097, 4.00%, 4/20/2050	7,802	7,298
Pool # BT8098, 4.00%, 4/20/2050	9,408	8,824
Pool # BT8099, 4.00%, 4/20/2050	7,463	7,033
Pool # BW7042, 3.50%, 9/20/2050	20,110	17,977
Pool # 785294, 3.50%, 1/20/2051	56,022	49,386
Pool # MA7534, 2.50%, 8/20/2051	244,648	204,357
Pool # MA7649, 2.50%, 10/20/2051	35,860	29,953
Pool # CH9031, 3.50%, 10/20/2051	21,512	19,230
Pool # CI9257, 3.50%, 11/20/2051	25,675	22,951
Pool # CK1527, 3.50%, 12/20/2051	7,353	6,618
Pool # CK1600, 4.00%, 1/20/2052	15,892	14,688
Pool # CK7137, 4.00%, 1/20/2052	29,012	26,348
Pool # 786362, 3.00%, 2/20/2052	37,558	31,887
Pool # CL2553, 4.00%, 2/20/2052	19,350	17,573
Pool # CM2213, 3.00%, 3/20/2052	7,692	6,654
Pool # CL2574, 4.00%, 3/20/2052	12,132	11,018
Pool # CL2575, 4.00%, 3/20/2052	5,778	5,324
Pool # CM1194, 4.00%, 4/20/2052	14,612	13,270
Pool # MA8200, 4.00%, 8/20/2052	155,198	142,961
Pool # CO8957, 5.00%, 12/20/2052	17,712	17,141
Pool # CS4305, 5.50%, 6/20/2053	33,678	33,560
Pool # CS4391, 5.50%, 7/20/2053	39,650	39,511

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Mortgage-Backed Securities — continued
GNMA II, Other
Pool # AD0858, 3.75%, 9/20/2038	524	486
Pool # 4285, 6.00%, 11/20/2038	11	11
Pool # AD0862, 3.75%, 1/20/2039	920	844
Pool # 784879, 4.10%, 11/20/2069 (e)	13,628	12,574
Pool # 785137, 3.10%, 8/20/2070 (e)	17,468	14,989
Pool # 785183, 2.93%, 10/20/2070 (e)	34,868	30,318
Pool # 785863, 3.09%, 12/20/2071 (e)	12,014	10,239
Pool # 786556, 4.65%, 1/20/2073 (e)	42,259	39,569
Total Mortgage-Backed Securities (Cost $9,754,704)		9,073,291
Asset-Backed Securities — 13.3%
Academic Loan Funding Trust Series 2013-1A, Class A, 6.24%, 12/26/2044 (b) (e)	1,379	1,331
ACC Frn Series 2019-AA, 0.25%, 6/15/2025 ‡	49,292	34,504
Accelerated Assets LLC Series 2018-1, Class A, 3.87%, 12/2/2033 (b)	4,195	4,085
ACM Auto Trust Series 2023-1A, Class A, 6.61%, 1/22/2030 (b)	8,845	8,839
Air Canada Pass-Through Trust (Canada)
Series 2013-1, Class A, 4.13%, 5/15/2025 (b)	7,464	7,075
Series 2015-1, Class A, 3.60%, 3/15/2027 (b)	3,424	3,165
Series 2017-1, Class AA, 3.30%, 1/15/2030 (b)	6,401	5,610
Series 2017-1, Class A, 3.55%, 1/15/2030 (b)	6,168	5,302
American Airlines Pass-Through Trust
Series 2014-1, Class A, 3.70%, 10/1/2026	6,834	6,272
Series 2015-2, Class A, 4.00%, 9/22/2027	9,832	8,799
Series 2016-2, Class A, 3.65%, 6/15/2028	4,879	4,283
Series 2016-3, Class AA, 3.00%, 10/15/2028	7,864	6,993
Series 2017-2, Class A, 3.60%, 10/15/2029	7,845	6,711
Series 2021-1, Class B, 3.95%, 7/11/2030	10,994	9,565
American Credit Acceptance Receivables Trust
Series 2022-4, Class C, 7.86%, 2/15/2029 (b)	14,000	14,126
Series 2023-4, Class C, 6.99%, 9/12/2030 (b)	12,926	13,071
American Homes 4 Rent Trust
Series 2014-SFR2, Class A, 3.79%, 10/17/2036 (b)	10,460	10,242
Series 2014-SFR2, Class B, 4.29%, 10/17/2036 (b)	2,400	2,356
Series 2014-SFR2, Class D, 5.15%, 10/17/2036 (b)	8,100	7,991
Series 2014-SFR2, Class E, 6.23%, 10/17/2036 (b)	7,300	7,260
Series 2014-SFR3, Class A, 3.68%, 12/17/2036 (b)	7,290	7,106
Series 2014-SFR3, Class C, 4.60%, 12/17/2036 (b)	3,750	3,674
Series 2014-SFR3, Class E, 6.42%, 12/17/2036 (b)	16,970	16,779
Series 2015-SFR1, Class A, 3.47%, 4/17/2052 (b)	15,283	14,764
Series 2015-SFR1, Class E, 5.64%, 4/17/2052 (b)	7,420	7,329
Series 2015-SFR2, Class E, 6.07%, 10/17/2052 (b)	1,415	1,404
AMSR Trust
Series 2020-SFR1, Class E, 3.22%, 4/17/2037 (b)	40,100	37,770
Series 2020-SFR2, Class C, 2.53%, 7/17/2037 (b)	2,949	2,758
Series 2020-SFR2, Class D, 3.28%, 7/17/2037 (b)	15,495	14,573
Series 2020-SFR2, Class E1, 4.03%, 7/17/2037 (b)	12,912	12,268
Series 2020-SFR3, Class E2, 2.76%, 9/17/2037 (b)	9,600	8,828

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2020-SFR4, Class D, 2.01%, 11/17/2037 (b)	20,000	18,300
Series 2020-SFR4, Class E1, 2.21%, 11/17/2037 (b)	19,000	17,404
Series 2019-SFR1, Class E, 3.47%, 1/19/2039 (b)	7,800	6,985
Series 2022-SFR1, Class E1, 4.39%, 3/17/2039 (b)	28,018	25,233
Series 2022-SFR3, Class D, 4.00%, 10/17/2039 (b)	22,000	19,644
Series 2023-SFR1, Class D, 4.00%, 4/17/2040 (b)	22,082	19,533
Series 2023-SFR2, Class D, 3.95%, 6/17/2040 (b)	12,065	10,477
Series 2023-SFR2, Class E1, 3.95%, 6/17/2040 (b)	11,900	10,061
Aqua Finance Trust
Series 2017-A, Class A, 3.72%, 11/15/2035 (b)	901	896
Series 2019-A, Class A, 3.14%, 7/16/2040 (b)	3,214	3,001
Series 2020-AA, Class B, 2.79%, 7/17/2046 (b)	2,750	2,436
Arm Master Trust LLC Agricultural Loan Backed Notes Series 2021-T1, Class A, 2.43%, 11/15/2027 ‡ (b)	31,250	29,746
Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026 (b)	24,040	22,792
Bastion Funding I LLC
Series 2023-1A, Class A2, 7.12%, 4/25/2038 ‡ (b)	23,133	21,977
7.80%, 10/25/2038 ‡	21,000	21,000
Bedrock Abs I LLC, 7.95%, 12/27/2037 ‡	31,862	32,216
Bridge Trust
Series 2022-SFR1, Class A, 3.40%, 11/17/2037 (b)	25,000	23,501
Series 2022-SFR1, Class D, 4.45%, 11/17/2037 (b)	17,966	16,854
Bridgecrest Lending Auto Securitization Trust Series 2023-1, Class C, 7.10%, 8/15/2029	19,650	19,944
British Airways Pass-Through Trust (United Kingdom)
Series 2018-1, Class AA, 3.80%, 9/20/2031 (b)	5,847	5,386
Series 2018-1, Class A, 4.13%, 9/20/2031 (b)	9,399	8,420
Series 2019-1, Class AA, 3.30%, 12/15/2032 (b)	8,109	7,055
Business Jet Securities LLC
Series 2020-1A, Class A, 2.98%, 11/15/2035 ‡ (b)	5,765	5,468
Series 2021-1A, Class A, 2.16%, 4/15/2036 ‡ (b)	25,612	23,466
Series 2021-1A, Class B, 2.92%, 4/15/2036 ‡ (b)	2,791	2,507
Series 2022-1A, Class A, 4.46%, 6/15/2037 ‡ (b)	63,180	59,431
BXG Receivables Note Trust
Series 2023-A, Class A, 5.77%, 11/15/2038 (b)	4,238	4,201
Series 2023-A, Class B, 6.31%, 11/15/2038 (b)	29,126	28,622
Caerus Uinta Abs LLC
Series 2023-1A, Class A1, 7.48%, 4/28/2040 ‡ (b)	17,457	17,473
Series 2023-1A, Class A2, 7.85%, 4/28/2040 ‡ (b)	27,286	27,284
Cars Net Lease Mortgage Notes Series 2020-1A, Class A3, 3.10%, 12/15/2050 (b)	12,180	10,184
CARS-DB4 LP
Series 2020-1A, Class A5, 3.48%, 2/15/2050 (b)	5,679	5,094
Series 2020-1A, Class A6, 3.81%, 2/15/2050 (b)	5,926	4,889
Carvana Auto Receivables Trust
Series 2022-P1, Class A4, 3.52%, 2/10/2028	10,000	9,455
Series 2023-P4, Class A4, 6.16%, 9/10/2029 (b)	16,476	16,666
Series 2023-N4, Class B, 6.46%, 2/11/2030 (b)	17,500	17,535
Cascade MH Asset Trust Series 2022-MH1, Class A, 4.25%, 8/25/2054 ‡ (b) (f)	37,560	33,230
CFIN Issuer LLC Series 2022-RTL1, Class AA, 3.25%, 2/16/2026 ‡ (b)	55,278	51,790

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Chase Funding Trust
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 (f)	572	545
Series 2003-6, Class 1A7, 5.28%, 11/25/2034 (f)	1,141	1,096
Series 2003-6, Class 1A5, 5.85%, 11/25/2034 (f)	669	646
Citibank Credit Card Issuance Trust Series 2007-A3, Class A3, 6.15%, 6/15/2039	950	1,014
Consumer Receivables Asset Investment Trust
Series 2021-1, Class A1X, 9.13%, 12/15/2024 ‡ (b) (e)	8,876	8,887
Series 2021-1, Class A1Y, 9.13%, 12/15/2024 ‡ (b) (e)	1,973	1,973
Continental Finance Credit Card ABS Master Trust Series 2022-A, Class A, 6.19%, 10/15/2030 (b)	60,885	59,823
COOF Securitization Trust Ltd. Series 2014-1, Class A, 3.12%, 6/25/2040 (b) (e)	2,244	181
CoreVest American Finance Trust
Series 2019-2, Class B, 3.42%, 6/15/2052 (b)	5,250	4,766
Series 2019-2, Class C, 3.68%, 6/15/2052 (b)	5,526	4,926
Series 2019-3, Class A, 2.71%, 10/15/2052 (b)	18,468	17,728
CPS Auto Receivables Trust Series 2022-D, Class C, 7.69%, 1/16/2029 (b)	10,000	10,166
Credit Acceptance Auto Loan Trust
Series 2020-3A, Class C, 2.28%, 2/15/2030 (b)	12,000	11,888
Series 2022-1A, Class C, 5.70%, 10/15/2032 (b)	43,105	41,600
Series 2022-3A, Class D, 9.00%, 4/18/2033 (b)	50,000	49,610
Series 2023-2A, Class A, 5.92%, 5/16/2033 (b)	52,650	52,206
Series 2023-1A, Class B, 7.02%, 5/16/2033 (b)	5,100	5,103
Series 2023-2A, Class B, 6.61%, 7/15/2033 (b)	33,379	32,957
Series 2023-3A, Class A, 6.39%, 8/15/2033 (b)	29,600	29,721
Series 2023-3A, Class B, 7.09%, 10/17/2033 (b)	43,500	43,481
Credito Real USA Auto Receivables Trust Series 2021-1A, Class A, 1.35%, 2/16/2027 (b)	726	722
Crown Castle Towers LLC, 4.24%, 7/15/2028 (b)	10,000	9,257
CVS Pass-Through Trust
6.94%, 1/10/2030	696	705
5.93%, 1/10/2034 (b)	4,020	3,932
Series 2013, 4.70%, 1/10/2036 (b)	8,020	7,265
Series 2014, 4.16%, 8/11/2036 (b)	1,054	917
CWABS, Inc. Asset-Backed Certificates
Series 2004-1, Class M1, 6.21%, 3/25/2034 (e)	47	46
Series 2004-1, Class M2, 6.28%, 3/25/2034 (e)	30	30
Series 2004-1, Class 3A, 6.02%, 4/25/2034 (e)	220	199
CWABS, Inc. Asset-Backed Certificates Trust Series 2004-6, Class M1, 6.36%, 10/25/2034 (e)	55	53
Delta Air Lines Pass-Through Trust Series 2020-1, Class AA, 2.00%, 6/10/2028	5,329	4,658
Diversified Abs Phase LLC Series VI, Class A, 7.50%, 11/28/2039 ‡	36,970	35,766
DP Lion Holdco LLC Series 2023-1A, Class A, 8.24%, 11/30/2043	21,600	21,600
Drive Auto Receivables Trust Series 2019-4, Class D, 2.70%, 2/16/2027	4,480	4,474
DT Auto Owner Trust
Series 2020-3A, Class C, 1.47%, 6/15/2026 (b)	2,467	2,436
Series 2022-3A, Class C, 7.69%, 7/17/2028 (b)	15,250	15,499
Series 2022-3A, Class D, 8.14%, 7/17/2028 (b)	46,500	47,506
Series 2023-1A, Class D, 6.44%, 11/15/2028 (b)	15,550	15,364
Series 2023-2A, Class D, 6.62%, 2/15/2029 (b)	9,358	9,268
Series 2023-3A, Class C, 6.40%, 5/15/2029 (b)	10,000	10,010
Series 2023-3A, Class D, 7.12%, 5/15/2029 (b)	13,224	13,249

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Elara HGV Timeshare Issuer LLC
Series 2017-A, Class B, 2.96%, 3/25/2030 (b)	1,122	1,079
Series 2017-A, Class C, 3.31%, 3/25/2030 (b)	757	725
Exeter Automobile Receivables Trust
Series 2019-3A, Class D, 3.11%, 8/15/2025 (b)	3,737	3,707
Series 2020-1A, Class D, 2.73%, 12/15/2025 (b)	9,481	9,337
Series 2022-5A, Class C, 6.51%, 12/15/2027	8,600	8,611
Series 2023-2A, Class C, 5.75%, 7/17/2028	22,895	22,609
Series 2022-3A, Class D, 6.76%, 9/15/2028	39,700	39,305
Series 2023-5A, Class C, 6.85%, 1/16/2029	20,966	21,140
Series 2022-5A, Class D, 7.40%, 2/15/2029	12,600	12,686
Series 2022-6A, Class D, 8.03%, 4/6/2029	13,806	14,165
Series 2023-3A, Class D, 6.68%, 4/16/2029	7,000	6,919
Series 2023-1A, Class D, 6.69%, 6/15/2029	8,805	8,728
Series 2023-4A, Class D, 6.95%, 12/17/2029	14,269	14,246
FHF Issuer Trust Series 2023-2A, Class A2, 6.79%, 10/15/2029 (b)	15,120	15,211
FHF Trust
Series 2021-1A, Class A, 1.27%, 3/15/2027 (b)	3,387	3,267
Series 2022-2A, Class A, 6.14%, 12/15/2027 (b)	24,351	24,143
Series 2023-1A, Class A2, 6.57%, 6/15/2028 (b)	20,579	20,394
FirstKey Homes Trust
Series 2020-SFR1, Class D, 2.24%, 8/17/2037 (b)	6,450	5,948
Series 2020-SFR1, Class E, 2.79%, 8/17/2037 (b)	11,250	10,413
Series 2020-SFR2, Class E, 2.67%, 10/19/2037 (b)	57,000	52,393
Series 2022-SFR3, Class D, 3.50%, 7/17/2038 (b)	7,187	6,525
Series 2022-SFR3, Class E1, 3.50%, 7/17/2038 (b)	7,000	6,253
Series 2021-SFR1, Class D, 2.19%, 8/17/2038 (b)	14,400	12,645
Series 2021-SFR1, Class E1, 2.39%, 8/17/2038 (b)	12,500	10,918
Series 2022-SFR1, Class E1, 5.00%, 5/17/2039 (b)	36,486	33,245
Series 2022-SFR2, Class E1, 4.50%, 7/17/2039 (b)	50,000	44,867
Flagship Credit Auto Trust Series 2022-4, Class D, 8.86%, 10/16/2028 (b)	11,330	11,798
FMC GMSR Issuer Trust
Series 2021-SAT1, 3.65%, 2/25/2024 ‡ (b) (e)	116,200	112,714
Series 2020-GT1, Class A, 4.45%, 1/25/2026 (b) (e)	56,650	49,806
Series 2021-GT1, Class A, 3.62%, 7/25/2026 (b) (e)	43,050	36,295
Series 2021-GT2, Class A, 3.85%, 10/25/2026 (b) (e)	57,016	48,326
Series 2022-GT1, Class A, 6.19%, 4/25/2027 (b)	65,000	61,515
Series 2022-GT2, Class A, 7.90%, 7/25/2027 (b)	40,000	39,804
FNMA, Grantor Trust Series 2017-T1, Class A, 2.90%, 6/25/2027	86,080	79,970
Foundation Finance Trust
Series 2019-1A, Class A, 3.86%, 11/15/2034 (b)	1,977	1,958
Series 2019-1A, Class C, 5.66%, 11/15/2034 (b)	18,930	18,221
Series 2020-1A, Class A, 3.54%, 7/16/2040 (b)	13,013	12,611
Series 2023-2A, Class A, 6.53%, 6/15/2049 (b)	43,020	43,335
Foursight Capital Automobile Receivables Trust Series 2021-1, Class D, 1.32%, 3/15/2027 (b)	900	872
FREED ABS Trust
Series 2022-3FP, Class C, 7.05%, 8/20/2029 (b)	8,000	7,975
Series 2022-4FP, Class B, 7.58%, 12/18/2029 (b)	15,550	15,602

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2022-4FP, Class C, 8.59%, 12/18/2029 (b)	14,500	14,731
GE Capital Mortgage Services, Inc. Trust Series 1999-HE1, Class M, 6.71%, 4/25/2029 (e)	64	54
GLS Auto Receivables Issuer Trust
Series 2022-2A, Class C, 5.30%, 4/17/2028 (b)	15,905	15,616
Series 2022-2A, Class D, 6.15%, 4/17/2028 (b)	19,357	19,033
Series 2023-3A, Class D, 6.44%, 5/15/2029 (b)	9,293	9,145
Series 2023-4A, Class C, 6.65%, 8/15/2029 (b)	19,000	19,141
GLS Auto Select Receivables Trust Series 2023-1A, Class A3, 5.96%, 10/16/2028 (b)	14,140	14,129
GM Financial Consumer Automobile Receivables Trust Series 2023-3, Class A2A, 5.74%, 9/16/2026	22,275	22,282
Gold Key Resorts LLC Series 2014-A, Class A, 3.22%, 3/17/2031 (b)	14	14
Goodgreen
Series 2019-2A, Class A, 2.76%, 4/15/2055 ‡ (b)	19,181	16,101
Series 2023-1A, Class A, 5.90%, 1/17/2061 ‡ (b)	52,519	49,733
Goodgreen Trust
Series 2016-1A, Class A, 3.23%, 10/15/2052 ‡ (b)	8,265	7,314
Series 2017-1A, Class A, 3.74%, 10/15/2052 ‡ (b)	2,417	2,164
Series 2017-2A, Class A, 3.26%, 10/15/2053 ‡ (b)	11,315	10,138
Granite Park Equipment Leasing LLC
Series 2023-1A, Class A3, 6.46%, 9/20/2032 (b)	15,200	15,396
Series 2023-1A, Class D, 7.00%, 8/22/2033 (b)	8,650	8,336
GTP Acquisition Partners I LLC, 3.48%, 6/16/2025 (b)	11,667	11,241
Harvest SBA Loan Trust Series 2021-1, Class A, 7.46%, 4/25/2048 (b) (e)	2,670	2,642
HERO Funding (Cayman Islands)
Series 2017-3A, Class A2, 3.95%, 9/20/2048 ‡ (b)	7,661	6,742
Series 2018-1A, Class A2, 4.67%, 9/20/2048 ‡ (b)	9,707	8,964
HERO Funding II (Cayman Islands)
3.75%, 9/21/2044 ‡	3,536	2,980
Series 2016-4B, Class B, 4.99%, 9/20/2047 ‡ (b)	552	541
HERO Funding Trust
Series 2016-3A, Class A1, 3.08%, 9/20/2042 ‡ (b)	2,780	2,455
Series 2016-4A, Class A1, 3.57%, 9/20/2047 ‡ (b)	839	750
Series 2016-4A, Class A2, 4.29%, 9/20/2047 ‡ (b)	1,748	1,596
Series 2017-1A, Class A2, 4.46%, 9/20/2047 ‡ (b)	6,352	5,712
Hilton Grand Vacations Trust Series 2020-AA, Class A, 2.74%, 2/25/2039 (b)	5,462	5,156
HINNT LLC Series 2022-A, Class C, 5.58%, 5/15/2041 (b)	9,400	9,088
Home Partners of America Trust
Series 2021-2, Class E1, 2.85%, 12/17/2026 (b)	39,372	34,090
Series 2021-2, Class E2, 2.95%, 12/17/2026 (b)	9,383	8,115
Series 2021-3, Class D, 3.00%, 1/17/2041 (b)	41,500	34,615
Hyundai Auto Lease Securitization Trust Series 2023-A, Class A4, 4.94%, 11/16/2026 (b)	13,250	13,132
INVH Mezzanin Frn Series 2021-SFR1, 2.50%, 1/25/2024 ‡	35,000	34,825
JetBlue Pass-Through Trust
Series 2019-1, Class B, 8.00%, 11/15/2027	1,831	1,823
Series 2020-1, Class B, 7.75%, 11/15/2028	5,490	5,531
Jonah, 7.80%, 11/10/2037 ‡ (b)	39,989	38,817
Jonah Energy Abs LLC Series 2022-1, Class A1, 7.20%, 12/10/2037 ‡ (b)	32,171	32,035
KGS-Alpha SBA COOF Trust
Series 2012-3, Class A, IO, 0.99%, 9/25/2026 (b) (e)	187	— (h)

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2014-1, Class A, IO, 1.48%, 10/25/2032 (b) (e)	6,517	185
Series 2012-4, Class A, IO, 0.94%, 9/25/2037 (b) (e)	11,104	202
Series 2012-2, Class A, IO, 0.81%, 8/25/2038 (b) (e)	8,194	153
Series 2013-2, Class A, IO, 2.36%, 3/25/2039 (b) (e)	6,735	218
Series 2012-6, Class A, IO, 0.59%, 5/25/2039 (b) (e)	7,146	83
Series 2014-2, Class A, IO, 2.33%, 4/25/2040 (b) (e)	1,811	128
Series 2015-2, Class A, IO, 3.01%, 7/25/2041 (b) (e)	2,213	223
Lendingpoint Asset Securitization Trust Series 2022-C, Class C, 8.68%, 2/15/2030 (b)	5,400	5,324
LendingPoint Asset Securitization Trust Series 2020-REV1, Class B, 4.49%, 10/15/2028 (b)	26,337	26,158
Lendingpoint SPE Trust
Series 2020-VFN1, Class A1B, 9.69%, 12/15/2026 ‡ (b) (e)	9,274	9,228
Series 2020-VFN1, Class A2B1, 9.69%, 12/15/2026 ‡ (b) (e)	4,469	4,457
Lendmark Funding Trust
Series 2021-1A, Class B, 2.47%, 11/20/2031 (b)	11,204	9,435
Series 2021-2A, Class C, 3.09%, 4/20/2032 (b)	9,780	8,012
Series 2022-1A, Class D, 8.16%, 7/20/2032 (b)	27,660	27,836
LFT CRE Ltd. Series 2021-FL1, Class C, 7.39%, 6/15/2039 (b) (e)	29,810	27,897
LMREC LLC Series 2021-CRE4, Class A, 6.51%, 4/22/2037 (b) (e)	1,941	1,910
Long Beach Mortgage Loan Trust
Series 2004-1, Class M1, 6.21%, 2/25/2034 (e)	538	517
Series 2004-3, Class M1, 6.31%, 7/25/2034 (e)	218	209
LP LMS Asset Securitization Trust Series 2023-1A, Class A, 8.18%, 10/17/2033 ‡ (b)	20,417	20,323
Mariner Finance Issuance Trust
Series 2021-BA, Class D, 3.42%, 11/20/2036 (b)	11,935	9,995
Series 2022-AA, Class B, 7.20%, 10/20/2037 (b)	17,850	17,877
Marlette Funding Trust
Series 2022-2A, Class B, 5.50%, 8/15/2032 (b)	13,500	13,391
Series 2023-1A, Class B, 6.50%, 4/15/2033 (b)	10,764	10,740
Series 2023-2A, Class B, 6.54%, 6/15/2033 (b)	18,255	18,239
Merchants Fleet Funding LLC Series 2023-1A, Class A, 7.21%, 5/20/2036 (b)	39,500	39,759
Mercury Financial Credit Card Master Trust Series 2023-1A, Class A, 8.04%, 9/20/2027 (b)	47,500	47,828
Mid-State Capital Corp. Trust Series 2006-1, Class M1, 6.08%, 10/15/2040 (b)	3,063	2,978
MNR ABS Issuer I LLC
8.12%, 12/15/2038	35,000	35,000
8.95%, 12/15/2038	27,350	27,350
MVW Owner Trust Series 2019-1A, Class A, 2.89%, 11/20/2036 (b)	3,821	3,657
New Century Home Equity Loan Trust Series 2003-5, Class AI6, 6.00%, 11/25/2033 (f)	723	674
NRZ Excess Spread-Collateralized Notes
Series 2020-PLS1, Class A, 3.84%, 12/25/2025 (b)	17,247	16,253
Series 2021-FNT2, Class A, 3.23%, 5/25/2026 (b)	24,778	22,788
Series 2021-GNT1, Class A, 3.47%, 11/25/2026 (b)	39,851	36,446
Octane Receivables Trust
Series 2022-1A, Class C, 5.21%, 8/21/2028 (b)	4,908	4,770
Series 2022-1A, Class D, 5.54%, 2/20/2029 (b)	4,235	4,062
Series 2023-3A, Class C, 6.74%, 8/20/2029 (b)	3,539	3,572
Series 2023-1A, Class C, 6.37%, 9/20/2029 (b)	3,400	3,385
Series 2023-1A, Class D, 7.76%, 3/20/2030 (b)	10,792	10,904

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
OL SP LLC
Series 2018, Class A, 4.16%, 2/9/2030 ‡	870	850
Series 2018, Class B, 4.61%, 2/9/2030 ‡	272	265
Oportun Funding XIII LLC Series 2019-A, Class A, 3.08%, 8/8/2025 (b)	10,554	10,552
Oportun Funding XIV LLC Series 2021-A, Class A, 1.21%, 3/8/2028 (b)	11,201	10,649
Oportun Issuance Trust
Series 2022-2, Class A, 5.94%, 10/9/2029 (b)	8,147	8,128
Series 2021-B, Class A, 1.47%, 5/8/2031 (b)	38,800	35,616
Series 2022-A, Class A, 5.05%, 6/9/2031 (b)	26,300	25,710
Series 2022-A, Class B, 5.25%, 6/9/2031 (b)	13,299	12,496
Series 2021-C, Class A, 2.18%, 10/8/2031 (b)	8,000	7,323
Orange Lake Timeshare Trust Series 2019-A, Class B, 3.36%, 4/9/2038 (b)	3,277	3,137
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A, 3.60%, 10/25/2040 (b)	35,000	31,092
Series 2023-1, Class B, 3.60%, 10/25/2040 (b)	22,500	19,324
Series 2023-1, Class C, 3.60%, 10/25/2040 (b)	8,000	6,710
Series 2023-1, Class D, 3.60%, 10/25/2040 (b)	22,177	18,142
Pendoor Proper, Zero Coupon, 2/15/2026 ‡	68,650	65,218
PMC PLS ESR Issuer LLC Series 2022-PLS1, Class A, 5.11%, 2/25/2027 (b) (f)	13,489	12,969
PNMAC GMSR ISSUER TRUST Series 2022-GT1, Class A, 9.58%, 5/25/2027 (b) (e)	60,745	60,746
Presidio Finance LLC, 7.81%, 12/25/2038 ‡	24,074	23,833
Prestige Auto Receivables Trust
Series 2022-1A, Class B, 6.55%, 7/17/2028 (b)	8,700	8,700
Series 2022-1A, Class C, 7.09%, 8/15/2028 (b)	5,800	5,796
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 (b) (f)	13,717	13,253
Series 2021-RN4, Class A1, 2.49%, 10/25/2051 (b) (e)	33,673	32,023
Pretium Mortgage Credit Partners I LLC
Series 2021-NPL2, Class A1, 1.99%, 6/27/2060 (b) (f)	17,534	16,510
Series 2021-NPL1, Class A1, 2.24%, 9/27/2060 (b) (f)	34,029	33,410
Series 2021-NPL4, Class A1, 2.36%, 10/27/2060 (b) (f)	19,740	18,789
Pretium Mortgage Credit Partners LLC Series 2022-NPL1, Class A1, 2.98%, 1/25/2052 (b) (f)	8,714	8,367
Progress Residential Trust
Series 2020-SFRMEZZ, 6.38%, 10/16/2025 ‡	45,000	42,953
Series 2022-SFR2, Class E1, 4.55%, 4/17/2027 (b)	55,300	49,555
Series 2020-SFR2, Class A, 2.08%, 6/17/2037 (b)	27,392	25,807
Series 2021-SFR2, Class E1, 2.55%, 4/19/2038 (b)	16,700	14,768
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (b)	7,543	6,640
Series 2021-SFR8, Class E1, 2.38%, 10/17/2038 (b)	47,000	40,488
Series 2021-SFR11, Class D, 3.13%, 1/17/2039 (b)	11,560	9,663
Series 2021-SFR11, Class E1, 3.38%, 1/17/2039 (b)	23,735	19,643
Series 2022-SFR3, Class E1, 5.20%, 4/17/2039 (b)	50,390	46,314
Series 2022-SFR1, Class C, 3.46%, 2/17/2041 (b)	14,649	12,624
Series 2022-SFR1, Class D, 3.65%, 2/17/2041 (b)	21,816	18,561
PRPM LLC
Series 2021-1, Class A1, 2.12%, 1/25/2026 (b) (e)	34,882	33,998
Series 2021-10, Class A1, 2.49%, 10/25/2026 (b) (f)	46,305	44,043
PureWest Christie's International Real Estate (France), 8.78%, 6/25/2038 ‡	71,034	70,323

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Purewest Funding II LLC Series 2022-1, Class A1, 5.81%, 12/5/2037 ‡ (b)	31,893	31,008
Raisa Funding I LLC, 7.60%, 6/15/2038 ‡	21,099	20,783
ReadyCap Lending Small Business Loan Trust Series 2019-2, Class A, 8.00%, 12/27/2044 (b) (e)	6,598	6,344
Regional Management Issuance Trust
Series 2020-1, Class A, 2.34%, 10/15/2030 (b)	13,352	13,013
Series 2022-2B, Class B, 8.51%, 11/17/2032 (b)	17,183	17,455
Renaissance Home Equity Loan Trust Series 2007-2, Class AF2, 5.68%, 6/25/2037 (f)	96	24
Renew (Cayman Islands) Series 2017-1A, Class A, 3.67%, 9/20/2052 ‡ (b)	3,113	2,794
RT Fin LLC, 7.85%, 10/15/2043 ‡	12,982	12,982
Santander Drive Auto Receivables Trust
Series 2023-2, Class B, 5.24%, 5/15/2028	38,000	37,454
Series 2023-2, Class C, 5.47%, 12/16/2030	20,100	19,737
Series 2022-7, Class C, 6.69%, 3/17/2031	13,325	13,496
SART
Series 2018-1, 4.76%, 6/15/2025 ‡	4,251	4,231
Series 2A, 2.75%, 4/15/2026 ‡	—	—
Series 3, 2.50%, 7/15/2027 ‡	325	325
SART CRR Series 4A, 2.51%, 10/15/2024 ‡	624	605
SCF Equipment Leasing LLC
Series 2022-1A, Class D, 3.79%, 11/20/2031 (b)	11,735	10,556
Series 2022-2A, Class B, 6.50%, 2/20/2032 (b)	15,677	15,581
Series 2023-1A, Class A3, 6.17%, 5/20/2032 (b)	82,000	82,697
Series 2023-1A, Class B, 6.37%, 5/20/2032 (b)	24,700	25,027
Series 2022-2A, Class D, 6.50%, 10/20/2032 (b)	19,930	18,883
Securitized Asset-Backed Receivables LLC Trust Series 2006-CB1, Class AF2, 5.74%, 1/25/2036 (f)	366	290
Sierra Timeshare Receivables Funding LLC
Series 2020-2A, Class C, 3.51%, 7/20/2037 (b)	2,586	2,470
Series 2022-1A, Class C, 3.94%, 10/20/2038 (b)	3,083	2,912
Series 2023-1A, Class B, 5.83%, 1/20/2040 (b)	10,617	10,546
Series 2023-1A, Class C, 7.00%, 1/20/2040 (b)	5,822	5,820
Series 2023-2A, Class B, 6.28%, 4/20/2040 (b)	14,528	14,620
Spirit Airlines Pass-Through Trust Series 2017-1, Class AA, 3.38%, 2/15/2030	3,028	2,648
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A1, 2.73%, 10/16/2026 (b) (f)	19,353	17,941
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2004-6XS, Class A5A, 6.03%, 3/25/2034 (f)	27	27
Series 2004-6XS, Class A5B, 6.05%, 3/25/2034 (f)	22	22
Structured Asset Securities Corp. Pass-Through Certificates
Series 2002-AL1, Class A2, 3.45%, 2/25/2032	23	20
Series 2002-AL1, Class A3, 3.45%, 2/25/2032	146	62
Terra ABS I LLC
Series 2022-1A, Class A1, 8.15%, 12/22/2042 ‡ (b)	26,410	26,954
Series 2022-1A, Class A2, 8.18%, 12/22/2042 ‡ (b)	26,960	27,726
Tricolor Auto Securitization Trust
Series 2022-1A, Class B, 4.34%, 5/15/2025 (b)	3,367	3,358
Series 2022-1A, Class C, 4.71%, 8/15/2025 (b)	3,495	3,474
Series 2022-1A, Class D, 5.38%, 1/15/2026 (b)	6,285	6,126
Tricon American Homes Trust
Series 2019-SFR1, Class D, 3.20%, 3/17/2038 (b)	4,641	4,313

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2019-SFR1, Class E, 3.40%, 3/17/2038 (b)	11,000	10,131
Tricon Residential Trust Series 2023-SFR2, Class C, 5.00%, 12/17/2028 (b)	5,835	5,424
United Airlines Pass-Through Trust
Series 2012-1, Class A, 4.15%, 4/11/2024	4,407	4,369
Series 2013-1, Class A, 4.30%, 8/15/2025	14,300	13,757
Series 2016-2, Class B, 3.65%, 10/7/2025	13,891	13,013
Series 2016-1, Class B, 3.65%, 1/7/2026	1,592	1,486
Series 2018-1, Class B, 4.60%, 3/1/2026	13,193	12,417
Series 2014-1, Class A, 4.00%, 4/11/2026	4,198	3,958
Series 2014-2, Class A, 3.75%, 9/3/2026	7,852	7,373
Series 2019-2, Class B, 3.50%, 5/1/2028	7,236	6,473
Series 2016-1, Class AA, 3.10%, 7/7/2028	1,982	1,774
Series 2016-1, Class A, 3.45%, 7/7/2028	18,794	16,344
Series 2016-2, Class AA, 2.88%, 10/7/2028	1,238	1,086
Series 2016-2, Class A, 3.10%, 10/7/2028	17,518	14,731
Series 2018-1, Class AA, 3.50%, 3/1/2030	10,648	9,510
Series 2018-1, Class A, 3.70%, 3/1/2030	6,156	5,252
Series 2019-1, Class AA, 4.15%, 8/25/2031	12,231	10,989
Series 2019-1, Class A, 4.55%, 8/25/2031	11,065	9,561
Series 2019-2, Class AA, 2.70%, 5/1/2032	6,252	5,123
United Auto Credit Securitization Trust
Series 2022-2, Class B, 5.41%, 12/10/2025 (b)	4,500	4,491
Series 2022-2, Class C, 5.81%, 5/10/2027 (b)	1,927	1,912
Series 2023-1, Class C, 6.28%, 7/10/2028 (b)	8,000	7,929
UOG ABS Issuer I LLC Series 2023-1, Class A1, 8.35%, 6/5/2040 ‡ (b)	38,406	37,830
Upstart Pass-Through Trust Series 2021-ST2, Class A, 2.50%, 4/20/2027 (b)	1,712	1,653
Upstart Structured Pass-Through Trust Series 2022-4A, Class A, 7.01%, 11/15/2030 (b)	11,424	11,425
US Airways Pass-Through Trust Series 2012-1, Class A, 5.90%, 10/1/2024	5,594	5,577
US Auto Funding Trust Series 2022-1A, Class C, 6.21%, 9/15/2026 ‡ (b)	40,434	16,307
VCAT LLC
Series 2021-NPL2, Class A1, 2.12%, 3/27/2051 (b) (f)	17,319	16,795
Series 2021-NPL5, Class A1, 1.87%, 8/25/2051 (b) (f)	11,531	11,015
vMobo, Inc., 7.46%, 7/18/2027 ‡	110,582	99,800
VOLT C LLC Series 2021-NPL9, Class A1, 1.99%, 5/25/2051 (b) (f)	6,051	5,658
VOLT CVI LLC Series 2021-NP12, Class A1, 2.73%, 12/26/2051 (b) (f)	14,101	12,840
VOLT XCII LLC Series 2021-NPL1, Class A1, 1.89%, 2/27/2051 (b) (f)	27,357	26,056
VOLT XCIV LLC Series 2021-NPL3, Class A1, 2.24%, 2/27/2051 (b) (f)	35,545	33,901
VOLT XCIX LLC Series 2021-NPL8, Class A1, 2.12%, 4/25/2051 (b) (f)	30,476	28,688
VOLT XCV LLC Series 2021-NPL4, Class A1, 2.24%, 3/27/2051 (b) (f)	12,381	11,990
VOLT XCVI LLC Series 2021-NPL5, Class A1, 2.12%, 3/27/2051 (b) (f)	42,212	40,382
VOLT XCVII LLC Series 2021-NPL6, Class A1, 2.24%, 4/25/2051 (b) (f)	33,313	31,392
Welk Resorts LLC Series 2019-AA, Class C, 3.34%, 6/15/2038 (b)	2,553	2,407
Westgate Resorts LLC
Series 2020-1A, Class B, 3.96%, 3/20/2034 (b)	6,493	6,404
Series 2023-1A, Class A, 5.84%, 12/20/2037 (b)	19,690	19,419
Westlake Automobile Receivables Trust
Series 2021-3A, Class D, 2.12%, 1/15/2027 (b)	42,655	40,081
Series 2022-3A, Class D, 6.68%, 4/17/2028 (b)	70,490	70,268

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
Series 2023-4A, Class C, 6.64%, 11/15/2028 (b)	12,352	12,440
Series 2023-2A, Class D, 7.01%, 11/15/2028 (b)	18,890	18,851
Total Asset-Backed Securities (Cost $5,800,104)		5,558,480
Commercial Mortgage-Backed Securities — 6.1%
20 Times Square Trust
Series 2018-20TS, Class D, 3.20%, 5/15/2035 (b) (e)	21,000	17,117
Series 2018-20TS, Class E, 3.20%, 5/15/2035 (b) (e)	13,399	10,385
Acrc Series TL-2021A3.75%, 11/15/2026 ‡ (b)	37,000	33,281
BAMLL Commercial Mortgage Securities Trust
Series 2015-200P, Class D, 3.72%, 4/14/2033 (b) (e)	5,875	5,320
Series 2014-520M, Class C, 4.35%, 8/15/2046 (b) (e)	7,700	4,793
BB-UBS Trust Series 2012-SHOW, Class A, 3.43%, 11/5/2036 (b)	46,923	42,216
Bear Stearns Commercial Mortgage Securities Trust Series 2007-T26, Class X1, IO, 1.17%, 1/12/2045 (b) (e)	414	—
BXP Trust Series 2017-GM, Class A, 3.38%, 6/13/2039 (b)	5,817	5,292
Cascade Funding Mortgage Trust
Series 2021-FRR1, Class AK45, 1.63%, 2/28/2025 (b) (e)	13,760	12,862
Series 2021-FRR1, Class BKW1, 1.63%, 1/29/2026 (b) (e)	14,340	12,476
Series 2021-FRR1, Class AKW1, 1.92%, 1/29/2026 (b) (e)	16,010	14,406
Series 2021-FRR1, Class AK54, 1.86%, 2/28/2026 (b) (e)	14,570	13,105
Series 2021-FRR1, Class AK98, 0.00%, 8/29/2029 (b)	22,370	15,662
Series 2021-FRR1, Class AK58, 2.31%, 9/29/2029 (b) (e)	28,730	25,507
CD Mortgage Trust Series 2006-CD3, Class XS, IO, 0.18%, 10/15/2048 ‡ (b) (e)	695	1
Commercial Mortgage Trust
Series 2013-300P, Class A1, 4.35%, 8/10/2030 (b)	4,484	4,126
Series 2018-HOME, Class A, 3.94%, 4/10/2033 (b) (e)	53,745	48,364
Series 2020-CBM, Class A2, 2.90%, 2/10/2037 (b)	7,550	7,190
Series 2020-CBM, Class B, 3.10%, 2/10/2037 (b)	14,250	13,443
Series 2014-CR19, Class A5, 3.80%, 8/10/2047	13,800	13,600
Series 2015-CR24, Class A5, 3.70%, 8/10/2048	9,250	8,870
Series 2015-CR25, Class A4, 3.76%, 8/10/2048	17,593	16,876
Credit Suisse Commercial Mortgage Trust Series 2007-C2, Class AX, IO, 0.05%, 1/15/2049 (b) (e)	15,593	—
CSMC OA LLC
Series 2014-USA, Class A2, 3.95%, 9/15/2037 (b)	14,250	12,238
Series 2014-USA, Class B, 4.18%, 9/15/2037 (b)	16,690	12,990
Series 2014-USA, Class D, 4.37%, 9/15/2037 (b)	16,830	9,410
DBWF Mortgage Trust Series 2015-LCM, Class A2, 3.54%, 6/10/2034 (b) (e)	4,000	3,415
FHLMC Series K753, Class A2, 4.40%, 10/25/2030	40,970	39,589
FHLMC, Multi-Family Structured Credit Risk Series 2023-MN7, Class M1, 8.93%, 9/25/2043 ‡ (b) (e)	23,191	23,305
FHLMC, Multi-Family Structured Pass-Through Certificates
Series KLU2, Class A7, 2.23%, 9/25/2025 (e)	13,312	12,549
Series KJ17, Class A2, 2.98%, 11/25/2025	15,420	14,970
Series K070, Class A2, 3.30%, 11/25/2027 (e)	17,323	16,370
Series K072, Class A2, 3.44%, 12/25/2027	14,689	13,932
Series K072, Class AM, 3.50%, 12/25/2027 (e)	19,000	17,985
Series W5FX, Class AFX, 3.34%, 4/25/2028 (e)	21,769	20,262
Series K081, Class A2, 3.90%, 8/25/2028 (e)	1,531	1,469
Series K082, Class AM, 3.92%, 9/25/2028 (e)	12,035	11,508

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series K087, Class A2, 3.77%, 12/25/2028	4,150	3,950
Series K088, Class A2, 3.69%, 1/25/2029	355	337
Series K115, Class XAM, IO, 1.65%, 7/25/2030 (e)	44,581	3,703
Series K118, Class XAM, IO, 1.26%, 9/25/2030 (e)	21,864	1,425
Series KJ45, Class A2, 4.66%, 1/25/2031	19,800	19,242
Series K137, Class AM, 1.98%, 12/25/2031 (e)	29,800	23,762
Series K138, Class AM, 1.89%, 1/25/2032	24,220	19,074
Series K142, Class A2, 2.40%, 3/25/2032	58,400	48,325
Series K145, Class A2, 2.58%, 5/25/2032	40,795	34,098
Series K146, Class A2, 2.92%, 6/25/2032	27,100	23,259
Series K-150, Class AM, 3.52%, 9/25/2032 (e)	25,000	22,289
Series K-150, Class A2, 3.71%, 9/25/2032 (e)	50,460	45,914
Series K-151, Class A2, 3.80%, 10/25/2032 (e)	100,650	92,148
Series KJ42, Class A2, 4.12%, 11/25/2032	8,460	7,915
Series K-153, Class A2, 3.82%, 12/25/2032 (e)	75,000	68,675
Series K-160, Class A2, 4.50%, 8/25/2033 (e)	91,366	87,970
Series K-1515, Class A2, 1.94%, 2/25/2035	22,000	16,080
Series Q013, Class APT2, 1.17%, 5/25/2050 (e)	14,307	12,764
Series K146, Class AM, 2.92%, 6/25/2054	27,000	22,946
Series K145, Class AM, 2.58%, 6/25/2055	42,900	35,600
FNMA ACES
Series 2014-M2, Class A2, 3.51%, 12/25/2023 (e)	903	900
Series 2014-M3, Class A2, 3.50%, 1/25/2024 (e)	960	954
Series 2014-M13, Class A2, 3.02%, 8/25/2024 (e)	4,997	4,905
Series 2015-M1, Class A2, 2.53%, 9/25/2024	7,669	7,478
Series 2015-M7, Class A2, 2.59%, 12/25/2024	4,256	4,134
Series 2015-M2, Class A3, 3.11%, 12/25/2024 (e)	7,183	7,007
Series 2015-M8, Class A2, 2.90%, 1/25/2025 (e)	8,304	8,049
Series 2016-M1, Class A2, 2.94%, 1/25/2026 (e)	32,476	31,109
Series 2016-M11, Class A2, 2.37%, 7/25/2026 (e)	90,379	84,659
Series 2017-M3, Class A2, 2.55%, 12/25/2026 (e)	8,091	7,557
Series 2015-M10, Class A2, 3.09%, 4/25/2027 (e)	38,078	36,137
Series 2017-M8, Class A2, 3.06%, 5/25/2027 (e)	26,611	25,093
Series 2017-M12, Class A2, 3.16%, 6/25/2027 (e)	28,530	26,935
Series 2017-M15, Class A2, 3.06%, 9/25/2027 (e)	9,000	8,442
Series 2018-M2, Class A2, 3.00%, 1/25/2028 (e)	20,087	18,723
Series 2018-M4, Class A2, 3.17%, 3/25/2028 (e)	19,540	18,282
Series 2018-M9, Class APT2, 3.21%, 4/25/2028 (e)	64,633	60,246
Series 2018-M8, Class A2, 3.41%, 6/25/2028 (e)	31,941	30,106
Series 2018-M10, Class A2, 3.47%, 7/25/2028 (e)	45,168	42,566
Series 2019-M1, Class A2, 3.66%, 9/25/2028 (e)	30,159	28,582
Series 2020-M38, Class 2A1, 1.59%, 11/25/2028	7,673	6,740
Series 2020-M38, Class X2, IO, 2.10%, 11/25/2028 (e)	48,950	3,052
Series 2019-M7, Class A2, 3.14%, 4/25/2029	34,683	31,991
Series 2017-M5, Class A2, 3.17%, 4/25/2029 (e)	5,626	5,212
Series 2017-M11, Class A2, 2.98%, 8/25/2029	14,109	12,836
Series 2020-M5, Class A2, 2.21%, 1/25/2030	40,483	34,922
Series 2018-M3, Class A2, 3.17%, 2/25/2030 (e)	14,791	13,467

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
Series 2020-M50, Class A2, 1.20%, 10/25/2030	11,907	10,608
Series 2020-M50, Class X1, IO, 1.93%, 10/25/2030 (e)	170,138	10,678
Series 2022-M1G, Class A2, 1.58%, 9/25/2031 (e)	28,657	22,554
Series 2022-M3, Class A2, 1.76%, 11/25/2031 (e)	45,000	35,508
Series 2022-M10, Class A2, 2.00%, 1/25/2032 (e)	5,800	4,621
Series 2022-M1S, Class A2, 2.15%, 4/25/2032 (e)	48,740	39,184
Series 2022-M13, Class A2, 2.68%, 6/25/2032 (e)	60,253	49,863
Series 2022-M2S, Class A2, 3.88%, 8/25/2032 (e)	56,250	51,501
Series 2023-M8, Class A1, 4.47%, 11/25/2032 (e)	18,500	18,144
Series 2023-M8, Class A2, 4.47%, 3/25/2033 (e)	71,540	68,429
Series 2021-M3, Class 1A1, 1.00%, 11/25/2033	7,232	6,929
Series 2021-M3, Class X1, IO, 2.05%, 11/25/2033 (e)	141,462	11,600
Series 2022-M5, Class A1, 2.44%, 1/1/2034 (e)	15,538	13,751
Series 2019-M10, Class X, IO, 0.78%, 5/25/2049 (e)	72,689	2,542
FREMF Mortgage Trust
Series 2017-K727, Class B, 3.88%, 7/25/2024 (b) (e)	27,500	26,972
Series 2018-K731, Class C, 4.06%, 2/25/2025 (b) (e)	5,000	4,836
Series 2018-KSL1, Class B, 3.98%, 11/25/2025 (b) (e)	10,011	9,331
Series 2019-KL05, Class BP, 4.09%, 6/25/2029 (b) (e)	5,645	4,944
Series 2020-KHG2, Class B, 3.17%, 2/25/2030 (b) (e)	13,500	11,307
Series 2018-KW07, Class B, 4.22%, 10/25/2031 (b) (e)	5,000	4,158
Series 2015-K44, Class B, 3.85%, 1/25/2048 (b) (e)	769	747
Series 2015-K45, Class B, 3.73%, 4/25/2048 (b) (e)	11,025	10,698
Series 2015-K47, Class B, 3.71%, 6/25/2048 (b) (e)	5,000	4,838
Series 2015-K51, Class B, 4.09%, 10/25/2048 (b) (e)	10,000	9,647
Series 2016-K56, Class B, 4.09%, 6/25/2049 (b) (e)	8,451	8,071
Series 2017-K67, Class B, 4.08%, 9/25/2049 (b) (e)	10,500	9,843
Series 2017-K729, Class B, 3.80%, 11/25/2049 (b) (e)	8,000	7,788
Series 2017-K63, Class B, 4.01%, 2/25/2050 (b) (e)	20,000	18,887
Series 2019-K102, Class B, 3.65%, 12/25/2051 (b) (e)	6,000	5,306
Series 2019-K90, Class B, 4.46%, 2/25/2052 (b) (e)	8,500	7,904
Series 2020-K737, Class B, 3.42%, 1/25/2053 (b) (e)	10,000	9,261
GAM Re-REMIC TRUST Series 2021-FRR2, Class BK44, 1.71%, 9/27/2051 ‡ (b) (e)	21,129	19,463
GNMA Series 2021-211, Class AC, 1.30%, 1/16/2063	7,711	5,381
Independence Plaza Trust Series 2018-INDP, Class A, 3.76%, 7/10/2035 (b)	36,250	34,240
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2005-CB11, Class X1, IO, 0.22%, 8/12/2037 (b) (e)	6,322	5
Series 2007-LD12, Class X, IO, 0.00%, 2/15/2051 (e)	1,538	—
Ladder Capital Commercial Mortgage Trust Series 2013-GCP, Class A2, 3.99%, 2/15/2036 (b)	8,924	7,706
MHC Commercial Mortgage Trust Series 2021-MHC, Class E, 7.54%, 4/15/2038 (b) (e)	14,483	14,220
MRCD MARK Mortgage Trust
Series 2019-PARK, Class A, 2.72%, 12/15/2036 (b)	38,560	35,276
Series 2019-PARK, Class E, 2.72%, 12/15/2036 (b)	81,600	46,904
Multi-Family Connecticut Avenue Securities Trust Series 2023-01, Class M7, 9.33%, 11/25/2053 (b) (e)	42,300	42,617
P4 SFR Series 2019-STl A7.25%, 10/11/2026 ‡	40,900	38,712
RBS Commercial Funding, Inc. Trust Series 2013-SMV, Class A, 3.26%, 3/11/2031 (b)	4,373	3,919
SBALR Commercial Mortgage Trust Series 2020-RR1, Class A3, 2.83%, 2/13/2053 (b)	22,708	18,092
Series RR Trust Series 2014-1, Class B, PO, 5/25/2047 (b)	8,260	8,005

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
SLG Office Trust Series 2021-OVA, Class A, 2.59%, 7/15/2041 (b)	67,015	53,096
UBS-BAMLL Trust Series 2012-WRM, Class A, 3.66%, 6/10/2030 (b)	492	453
UBS-Barclays Commercial Mortgage Trust Series 2012-C2, Class XA, IO, 0.91%, 5/10/2063 (b) (e)	3,617	—
Wachovia Bank Commercial Mortgage Trust Series 2006-C24, Class XC, IO, 0.00%, 3/15/2045 (b) (e)	2,378	—
Wells Fargo Commercial Mortgage Trust Series 2015-C30, Class A4, 3.66%, 9/15/2058	8,751	8,383
WFRBS Commercial Mortgage Trust Series 2013-C11, Class D, 4.19%, 3/15/2045 (b) (e)	2,500	1,837
Total Commercial Mortgage-Backed Securities (Cost $2,745,345)		2,523,203
Collateralized Mortgage Obligations — 4.8%
Alternative Loan Trust
Series 2004-2CB, Class 1A9, 5.75%, 3/25/2034	2,147	2,121
Series 2005-1CB, Class 1A6, IF, IO, 1.64%, 3/25/2035 (e)	655	42
Series 2005-22T1, Class A2, IF, IO, 4.40%, 6/25/2035 (e)	3,322	179
Series 2005-20CB, Class 3A8, IF, IO, 4.08%, 7/25/2035 (e)	2,493	74
Series 2005-28CB, Class 1A4, 5.50%, 8/25/2035	982	819
Series 2005-28CB, Class 3A5, 6.00%, 8/25/2035	43	18
Series 2005-37T1, Class A2, IF, IO, 4.59%, 9/25/2035 (e)	11,353	483
Series 2005-54CB, Class 1A2, IF, IO, 4.18%, 11/25/2035 (e)	3,155	97
Series 2005-54CB, Class 1A11, 5.50%, 11/25/2035	794	600
Series 2005-54CB, Class 1A7, 5.50%, 11/25/2035	12	9
Series 2005-64CB, Class 1A9, 5.50%, 12/25/2035	370	315
American General Mortgage Loan Trust Series 2006-1, Class A5, 5.75%, 12/25/2035 (b) (e)	2	2
Aml-prop CAP 2022-e Frn, 6.45%, 10/15/2024 ‡	11,084	11,028
Anchor Mortgage Trust Series 2021-1, Class A1, 2.60%, 10/25/2026 (b)	10,343	9,785
ANTLR Mortgage Trust Series 2021-RTL1, Class A1, 3.12%, 11/25/2024 (b) (f)	10,386	10,318
ASG Resecuritization Trust Series 2011-1, Class 2A35, 6.00%, 9/28/2036 (b) (e)	231	74
Baml PIMCO Frn, Zero Coupon, 6/15/2024 ‡	19,860	19,850
Banc of America Alternative Loan Trust Series 2004-6, Class 15, PO, 7/25/2019	8	3
Banc of America Funding Trust
Series 2004-1, PO, 3/25/2034	96	66
Series 2004-2, Class 1CB1, 5.75%, 9/20/2034	81	80
Series 2005-6, Class 2A7, 5.50%, 10/25/2035	146	120
Series 2005-7, Class 30, PO, 11/25/2035	75	75
Series 2005-8, Class 30, PO, 1/25/2036	28	18
Series 2006-1, Class X, PO, 1/25/2036	30	18
Banc of America Mortgage Trust Series 2003-C, Class 3A1, 4.75%, 4/25/2033 (e)	15	14
Baring Frn Series 2021-EBO1, Class PA, Zero Coupon, 5/22/2024 ‡	12,427	12,410
Bear Stearns ARM Trust
Series 2003-2, Class A5, 4.83%, 1/25/2033 (b) (e)	409	394
Series 2003-7, Class 3A, 5.00%, 10/25/2033 (e)	13	13
Series 2004-2, Class 14A, 3.86%, 5/25/2034 (e)	182	164
Series 2006-1, Class A1, 7.66%, 2/25/2036 (e)	439	403
Brean Asset-Backed Securities Trust Series 2023-SRM1, Class A, 4.00%, 9/25/2063 ‡ (b)	19,047	18,133
Cendant Mortgage Capital CDMC Mortgage Pass-Through Certificates Series 2003-8, Class 1P, PO, 10/25/2033	14	10
Cendant Mortgage Capital LLC CDMC Mortgage Pass-Through Certificates Series 2004-1, Class P, PO, 2/25/2034	23	16
Chase Mortgage Finance Trust
Series 2007-A2, Class 1A1, 5.16%, 6/25/2035 (e)	54	52
Series 2007-A2, Class 2A1, 5.49%, 6/25/2035 (e)	150	145

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-A1, Class 9A1, 4.74%, 2/25/2037 (e)	112	106
Series 2007-A1, Class 1A3, 4.98%, 2/25/2037 (e)	102	98
Series 2007-A1, Class 2A1, 5.26%, 2/25/2037 (e)	196	183
Series 2007-A1, Class 7A1, 5.46%, 2/25/2037 (e)	22	22
CHL Mortgage Pass-Through Trust
Series 2004-8, Class 2A1, 4.50%, 6/25/2019 ‡	13	7
Series 2002-18, PO, 11/25/2032	37	26
Series 2004-3, Class A26, 5.50%, 4/25/2034	108	102
Series 2004-3, Class A4, 5.75%, 4/25/2034	73	69
Series 2004-HYB1, Class 2A, 4.88%, 5/20/2034 (e)	54	49
Series 2004-HYB3, Class 2A, 3.90%, 6/20/2034 (e)	234	211
Series 2004-7, Class 2A1, 2.52%, 6/25/2034 (e)	32	30
Series 2004-5, Class 1A4, 5.50%, 6/25/2034	443	434
Series 2004-HYB6, Class A3, 5.30%, 11/20/2034 (e)	177	163
Series 2005-14, Class A2, 5.50%, 7/25/2035	72	30
Series 2005-16, Class A23, 5.50%, 9/25/2035	45	28
Series 2005-22, Class 2A1, 4.64%, 11/25/2035 (e)	764	605
Citicorp Mortgage Securities Trust Series 2006-4, Class 1A2, 6.00%, 8/25/2036	169	147
Citigroup Global Markets Mortgage Securities VII, Inc.
Series 2003-UP2, Class 1, PO, 6/25/2033	1	1
Series 2003-HYB1, Class A, 6.24%, 9/25/2033 (e)	117	115
Citigroup Mortgage Loan Trust
Series 2009-10, Class 1A1, 5.67%, 9/25/2033 (b) (e)	379	370
Series 2004-UST1, Class A6, 5.91%, 8/25/2034 (e)	42	38
Series 2015-A, Class B2, 4.50%, 6/25/2058 (b) (e)	1,660	1,559
Citigroup Mortgage Loan Trust, Inc.
Series 2003-1, Class 3, PO, 9/25/2033	12	8
Series 2003-UP3, Class A3, 7.00%, 9/25/2033	16	15
Series 2003-1, Class 2, PO, 10/25/2033	—	—
Series 2003-1, Class 2A6, PO, 10/25/2033	8	7
Series 2003-1, Class 2A5, 5.25%, 10/25/2033	45	41
Series 2005-1, Class 2A1A, 3.22%, 2/25/2035 (e)	149	123
Series 2005-2, Class 2A11, 5.50%, 5/25/2035	395	378
Series 2005-5, Class 1A2, 4.59%, 8/25/2035 (e)	369	297
Connecticut Avenue Securities Trust
Series 2023-R02, Class 1M2, 8.68%, 1/25/2043 (b) (e)	17,575	18,240
Series 2023-R06, Class 1M2, 8.03%, 7/25/2043 (b) (e)	9,750	9,857
Credit Suisse First Boston Mortgage Securities Corp. (Switzerland)
Series 2003-1, Class DB1, 6.65%, 2/25/2033 (e)	377	367
Series 2003-AR15, Class 3A1, 5.73%, 6/25/2033 (e)	48	46
Series 2003-21, Class 1A4, 5.25%, 9/25/2033	171	160
Series 2003-23, Class 1P, PO, 10/25/2033	196	138
CSFB Mortgage-Backed Pass-Through Certificates
Series 2003-27, Class 5A4, 5.25%, 11/25/2033	9	9
Series 2004-4, Class 2A4, 5.50%, 9/25/2034	149	143
Series 2004-8, Class 1A4, 5.50%, 12/25/2034	471	450
Series 2005-9, Class AP, PO, 10/25/2035	32	23
Series 2005-9, Class DX, IO, 5.50%, 10/25/2035	819	88

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2005-10, Class AP, PO, 11/25/2035	39	25
CSMC Trust
Series 2021-RPL1, Class A1, 1.67%, 9/27/2060 (b) (e)	19,417	18,336
Series 2021-JR2, Class A1, 2.22%, 11/25/2061 (b) (e)	13,933	13,295
Series 2021-JR1, Class A1, 2.46%, 9/27/2066 (b) (e)	17,618	17,194
Series 2022-JR1, Class A1, 4.27%, 10/25/2066 (b) (f)	20,202	19,703
CVS Pass-Through Trust Series 2009, 8.35%, 7/10/2031 (b)	4,272	4,642
Deutsche Alt-A Securities, Inc. Mortgage Loan Trust Series 2005-1, Class 2A1, 3.71%, 2/25/2020 (e)	35	34
FARM Mortgage Trust Series 2023-1, Class A, 2.63%, 1/25/2052 (b) (e)	26,789	21,775
FHLMC - GNMA Series 29, Class L, 7.50%, 4/25/2024	2	2
FHLMC, Reference REMIC
Series R006, Class ZA, 6.00%, 4/15/2036	1,119	1,146
Series R007, Class ZA, 6.00%, 5/15/2036	1,474	1,511
FHLMC, REMIC
Series 2720, Class PC, 5.00%, 12/15/2023	—	—
Series 1983, Class Z, 6.50%, 12/15/2023	—	—
Series 2283, Class K, 6.50%, 12/15/2023	—	—
Series 1658, Class GZ, 7.00%, 1/15/2024	—	—
Series 1865, Class D, PO, 2/15/2024	1	1
Series 1671, Class L, 7.00%, 2/15/2024	—	—
Series 1686, Class SH, IF, 7.00%, 2/15/2024 (e)	—	—
Series 1671, Class QC, IF, 10.00%, 2/15/2024 (e)	—	—
Series 1709, Class FA, 4.02%, 3/15/2024 (e)	—	—
Series 1699, Class FC, 6.04%, 3/15/2024 (e)	—	—
Series 1695, Class EB, 7.00%, 3/15/2024	—	1
Series 1706, Class K, 7.00%, 3/15/2024	1	1
Series 2033, Class SN, IF, IO, 17.90%, 3/15/2024 (e)	—	—
Series 1720, Class PL, 7.50%, 4/15/2024	1	1
Series 2306, Class K, PO, 5/15/2024	1	1
Series 2306, Class SE, IF, IO, 5.73%, 5/15/2024 (e)	2	—
Series 1737, Class L, 6.00%, 6/15/2024	1	1
Series 1745, Class D, 7.50%, 8/15/2024	5	5
Series 3614, Class QB, 4.00%, 12/15/2024	98	97
Series 2903, Class Z, 5.00%, 12/15/2024	13	13
Series 2967, Class S, IF, 3.91%, 4/15/2025 (e)	7	6
Series 3684, Class CY, 4.50%, 6/15/2025	365	362
Series 3022, Class SX, IF, 3.28%, 8/15/2025 (e)	6	6
Series 3051, Class DP, IF, 4.10%, 10/15/2025 (e)	21	20
Series 3793, Class AB, 3.50%, 1/15/2026	676	662
Series 1829, Class ZB, 6.50%, 3/15/2026	—	—
Series 1863, Class Z, 6.50%, 7/15/2026	1	1
Series 1890, Class H, 7.50%, 9/15/2026	5	5
Series 1899, Class ZE, 8.00%, 9/15/2026	17	17
Series 1927, Class ZA, 6.50%, 1/15/2027	16	16
Series 1927, Class PH, 7.50%, 1/15/2027	41	41
Series 1963, Class Z, 7.50%, 1/15/2027	15	15
Series 1935, Class FL, 6.14%, 2/15/2027 (e)	1	1
Series 1981, Class Z, 6.00%, 5/15/2027	25	25

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1970, Class PG, 7.25%, 7/15/2027	2	2
Series 1987, Class PE, 7.50%, 9/15/2027	19	19
Series 2019, Class Z, 6.50%, 12/15/2027	23	24
Series 2038, Class PN, IO, 7.00%, 3/15/2028	25	2
Series 2040, Class PE, 7.50%, 3/15/2028	64	65
Series 2054, Class PV, 7.50%, 5/15/2028	27	28
Series 2063, Class PG, 6.50%, 6/15/2028	39	39
Series 2064, Class TE, 7.00%, 6/15/2028	2	2
Series 2070, Class C, 6.00%, 7/15/2028	32	32
Series 2075, Class PM, 6.25%, 8/15/2028	97	96
Series 2075, Class PH, 6.50%, 8/15/2028	90	91
Series 2086, Class GB, 6.00%, 9/15/2028	12	12
Series 2089, Class PJ, IO, 7.00%, 10/15/2028	37	3
Series 2095, Class PE, 6.00%, 11/15/2028	74	74
Series 2106, Class ZD, 6.00%, 12/15/2028	165	164
Series 2110, Class PG, 6.00%, 1/15/2029	193	192
Series 2388, Class FB, 6.04%, 1/15/2029 (e)	36	36
Series 2125, Class JZ, 6.00%, 2/15/2029	49	49
Series 2126, Class CB, 6.25%, 2/15/2029	177	177
Series 2132, Class SB, IF, 7.00%, 3/15/2029 (e)	5	6
Series 2141, IO, 7.00%, 4/15/2029	3	—
Series 2169, Class TB, 7.00%, 6/15/2029	182	185
Series 2163, Class PC, IO, 7.50%, 6/15/2029	14	1
Series 2172, Class QC, 7.00%, 7/15/2029	108	111
Series 2176, Class OJ, 7.00%, 8/15/2029	54	56
Series 2196, Class TL, 7.50%, 11/15/2029	—	—
Series 2201, Class C, 8.00%, 11/15/2029	31	32
Series 2204, Class GB, 8.00%, 12/20/2029 (e)	3	—
Series 2208, Class PG, 7.00%, 1/15/2030	98	100
Series 2209, Class TC, 8.00%, 1/15/2030	25	26
Series 2210, Class Z, 8.00%, 1/15/2030	109	114
Series 2224, Class CB, 8.00%, 3/15/2030	24	25
Series 3654, Class DC, 5.00%, 4/15/2030	3,766	3,718
Series 2230, Class Z, 8.00%, 4/15/2030	33	35
Series 2234, Class PZ, 7.50%, 5/15/2030	26	28
Series 2247, Class Z, 7.50%, 8/15/2030	28	29
Series 2256, Class MC, 7.25%, 9/15/2030	55	57
Series 2259, Class ZM, 7.00%, 10/15/2030	80	82
Series 2262, Class Z, 7.50%, 10/15/2030	7	7
Series 2271, Class PC, 7.25%, 12/15/2030	77	80
Series 2296, Class PD, 7.00%, 3/15/2031	56	58
Series 2313, Class LA, 6.50%, 5/15/2031	13	13
Series 2325, Class PM, 7.00%, 6/15/2031	31	32
Series 2359, Class ZB, 8.50%, 6/15/2031	90	95
Series 2332, Class ZH, 7.00%, 7/15/2031	96	99
Series 2344, Class ZD, 6.50%, 8/15/2031	549	555
Series 2344, Class ZJ, 6.50%, 8/15/2031	72	74
Series 2345, Class NE, 6.50%, 8/15/2031	53	54

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2351, Class PZ, 6.50%, 8/15/2031	47	48
Series 2367, Class ME, 6.50%, 10/15/2031	66	66
Series 2399, Class OH, 6.50%, 1/15/2032	70	71
Series 2399, Class TH, 6.50%, 1/15/2032	79	80
Series 2475, Class S, IF, IO, 2.56%, 2/15/2032 (e)	236	22
Series 2410, Class QX, IF, IO, 3.21%, 2/15/2032 (e)	39	3
Series 2412, Class SP, IF, 5.22%, 2/15/2032 (e)	111	117
Series 2410, Class QS, IF, 5.36%, 2/15/2032 (e)	128	136
Series 2418, Class FO, 6.34%, 2/15/2032 (e)	112	112
Series 2410, Class OE, 6.38%, 2/15/2032	5	5
Series 2410, Class NG, 6.50%, 2/15/2032	95	96
Series 2420, Class XK, 6.50%, 2/15/2032	124	126
Series 2444, Class ES, IF, IO, 2.51%, 3/15/2032 (e)	94	8
Series 2450, Class SW, IF, IO, 2.56%, 3/15/2032 (e)	61	5
Series 2423, Class TB, 6.50%, 3/15/2032	161	160
Series 2430, Class WF, 6.50%, 3/15/2032	142	145
Series 2423, Class MC, 7.00%, 3/15/2032	86	88
Series 2423, Class MT, 7.00%, 3/15/2032	101	104
Series 2434, Class ZA, 6.50%, 4/15/2032	244	244
Series 2435, Class CJ, 6.50%, 4/15/2032	212	216
Series 2441, Class GF, 6.50%, 4/15/2032	37	37
Series 2434, Class TC, 7.00%, 4/15/2032	178	184
Series 2436, Class MC, 7.00%, 4/15/2032	46	46
Series 2455, Class GK, 6.50%, 5/15/2032	114	113
Series 2450, Class GZ, 7.00%, 5/15/2032	114	119
Series 2458, Class ZM, 6.50%, 6/15/2032	85	85
Series 2466, Class DH, 6.50%, 6/15/2032	39	39
Series 2466, Class PH, 6.50%, 6/15/2032	139	141
Series 2474, Class NR, 6.50%, 7/15/2032	126	126
Series 2484, Class LZ, 6.50%, 7/15/2032	165	166
Series 3393, Class JO, PO, 9/15/2032	393	341
Series 2500, Class MC, 6.00%, 9/15/2032	158	160
Series 2835, Class QO, PO, 12/15/2032	19	16
Series 2571, Class SY, IF, 5.55%, 12/15/2032 (e)	90	89
Series 2543, Class YX, 6.00%, 12/15/2032	321	324
Series 2544, Class HC, 6.00%, 12/15/2032	125	126
Series 2571, Class FY, 6.19%, 12/15/2032 (e)	153	154
Series 2552, Class ME, 6.00%, 1/15/2033	200	202
Series 2567, Class QD, 6.00%, 2/15/2033	185	186
Series 2575, Class ME, 6.00%, 2/15/2033	780	787
Series 2596, Class QG, 6.00%, 3/15/2033	115	115
Series 2586, Class WI, IO, 6.50%, 3/15/2033	73	11
Series 2631, Class SA, IF, 4.88%, 6/15/2033 (e)	258	267
Series 2692, Class SC, IF, 2.41%, 7/15/2033 (e)	106	102
Series 2642, Class SL, IF, 4.08%, 7/15/2033 (e)	4	3
Series 2653, Class PZ, 5.00%, 7/15/2033	1,245	1,213
Series 4238, Class WY, 3.00%, 8/15/2033	2,031	1,896
Series 2671, Class S, IF, 4.79%, 9/15/2033 (e)	72	73

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2733, Class SB, IF, 3.12%, 10/15/2033 (e)	1,942	1,802
Series 2780, Class SY, IF, 4.54%, 11/15/2033 (e)	39	41
Series 2722, Class PF, 6.04%, 12/15/2033 (e)	671	670
Series 3920, Class LP, 5.00%, 1/15/2034	938	922
Series 2744, Class PE, 5.50%, 2/15/2034	3	3
Series 2802, Class OH, 6.00%, 5/15/2034	237	237
Series 3611, PO, 7/15/2034	405	343
Series 3305, Class MG, IF, 7.66%, 7/15/2034 (e)	157	161
Series 2990, Class GO, PO, 2/15/2035	128	108
Series 2929, Class MS, IF, 4.23%, 2/15/2035 (e)	167	148
Series 3077, Class TO, PO, 4/15/2035	59	57
Series 2968, Class EH, 6.00%, 4/15/2035	4,164	4,140
Series 2981, Class FA, 5.84%, 5/15/2035 (e)	189	185
Series 2990, Class WP, IF, 3.00%, 6/15/2035 (e)	4	4
Series 2988, Class AF, 5.74%, 6/15/2035 (e)	341	330
Series 3014, Class OD, PO, 8/15/2035	31	26
Series 3085, Class WF, 6.24%, 8/15/2035 (e)	192	191
Series 3029, Class SO, PO, 9/15/2035	99	88
Series 3064, Class SG, IF, 1.87%, 11/15/2035 (e)	127	134
Series 3102, Class HS, IF, 4.63%, 1/15/2036 (e)	18	18
Series 3101, Class UZ, 6.00%, 1/15/2036	467	476
Series 3117, Class AO, PO, 2/15/2036	192	172
Series 3117, Class EO, PO, 2/15/2036	100	84
Series 3117, Class OG, PO, 2/15/2036	62	52
Series 3117, Class OK, PO, 2/15/2036	90	75
Series 3122, Class OH, PO, 3/15/2036	118	101
Series 3122, Class OP, PO, 3/15/2036	110	98
Series 3134, PO, 3/15/2036	26	20
Series 3122, Class ZB, 6.00%, 3/15/2036	28	29
Series 3138, PO, 4/15/2036	137	114
Series 3147, PO, 4/15/2036	224	200
Series 3607, Class AO, PO, 4/15/2036	251	205
Series 3607, Class BO, PO, 4/15/2036	460	385
Series 3137, Class XP, 6.00%, 4/15/2036	333	340
Series 3219, Class DI, IO, 6.00%, 4/15/2036	236	44
Series 3819, Class ZQ, 6.00%, 4/15/2036	2,427	2,457
Series 3149, Class SO, PO, 5/15/2036	78	62
Series 3151, PO, 5/15/2036	156	125
Series 3153, Class EO, PO, 5/15/2036	196	164
Series 3233, Class OP, PO, 5/15/2036	34	29
Series 3171, Class MO, PO, 6/15/2036	266	236
Series 3523, Class SD, IF, 4.71%, 6/15/2036 (e)	86	78
Series 3164, Class MG, 6.00%, 6/15/2036	63	64
Series 3179, Class OA, PO, 7/15/2036	86	71
Series 3194, Class SA, IF, IO, 1.66%, 7/15/2036 (e)	41	4
Series 3181, Class AZ, 6.50%, 7/15/2036	273	279
Series 3195, Class PD, 6.50%, 7/15/2036	217	219
Series 3200, PO, 8/15/2036	150	122

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3202, Class HI, IF, IO, 1.21%, 8/15/2036 (e)	1,939	156
Series 3200, Class AY, 5.50%, 8/15/2036	588	587
Series 3645, Class KZ, 5.50%, 8/15/2036	210	208
Series 3213, Class OA, PO, 9/15/2036	76	65
Series 3218, Class AO, PO, 9/15/2036	68	53
Series 3225, Class EO, PO, 10/15/2036	157	121
Series 3232, Class ST, IF, IO, 1.26%, 10/15/2036 (e)	248	18
Series 3704, Class DT, 7.50%, 11/15/2036	2,041	2,146
Series 3256, PO, 12/15/2036	90	72
Series 3704, Class CT, 7.00%, 12/15/2036	4,658	4,845
Series 3704, Class ET, 7.50%, 12/15/2036	1,654	1,749
Series 3261, Class OA, PO, 1/15/2037	86	70
Series 3260, Class CS, IF, IO, 0.70%, 1/15/2037 (e)	140	11
Series 3274, Class JO, PO, 2/15/2037	25	22
Series 3510, Class OD, PO, 2/15/2037	213	176
Series 3275, Class FL, 5.88%, 2/15/2037 (e)	127	123
Series 3274, Class B, 6.00%, 2/15/2037	196	197
Series 3286, PO, 3/15/2037	10	8
Series 3290, Class SB, IF, IO, 1.01%, 3/15/2037 (e)	286	18
Series 3443, Class SY, IF, 3.59%, 3/15/2037 (e)	80	81
Series 3373, Class TO, PO, 4/15/2037	96	78
Series 3302, Class UT, 6.00%, 4/15/2037	228	232
Series 3316, PO, 5/15/2037	163	130
Series 3318, Class AO, PO, 5/15/2037	3	2
Series 3607, PO, 5/15/2037	912	728
Series 3315, Class HZ, 6.00%, 5/15/2037	169	165
Series 3326, Class JO, PO, 6/15/2037	14	11
Series 3331, PO, 6/15/2037	87	72
Series 3607, Class OP, PO, 7/15/2037	848	683
Series 4032, Class TO, PO, 7/15/2037	1,187	949
Series 3344, Class SL, IF, IO, 1.16%, 7/15/2037 (e)	152	13
Series 4048, Class FJ, 5.34%, 7/15/2037 (e)	2,114	2,072
Series 3365, PO, 9/15/2037	138	112
Series 3371, Class FA, 6.04%, 9/15/2037 (e)	66	64
Series 3387, Class SA, IF, IO, 0.98%, 11/15/2037 (e)	1,092	70
Series 3383, Class SA, IF, IO, 1.01%, 11/15/2037 (e)	637	54
Series 3404, Class SC, IF, IO, 0.56%, 1/15/2038 (e)	1,212	75
Series 3422, Class SE, IF, 3.85%, 2/15/2038 (e)	52	51
Series 3423, Class PB, 5.50%, 3/15/2038	1,012	1,009
Series 3424, Class PI, IF, IO, 1.36%, 4/15/2038 (e)	624	56
Series 3453, Class B, 5.50%, 5/15/2038	79	77
Series 3455, Class SE, IF, IO, 0.76%, 6/15/2038 (e)	566	54
Series 3461, Class LZ, 6.00%, 6/15/2038	57	57
Series 3461, Class Z, 6.00%, 6/15/2038	1,367	1,360
Series 3481, Class SJ, IF, IO, 0.41%, 8/15/2038 (e)	744	54
Series 3895, Class WA, 5.65%, 10/15/2038 (e)	286	285
Series 3501, Class CB, 5.50%, 1/15/2039	673	670
Series 3511, Class SA, IF, IO, 0.56%, 2/15/2039 (e)	336	21

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 3546, Class A, 5.10%, 2/15/2039 (e)	259	259
Series 3531, Class SM, IF, IO, 0.66%, 5/15/2039 (e)	50	2
Series 3531, Class SA, IF, IO, 0.86%, 5/15/2039 (e)	471	8
Series 3549, Class FA, 6.64%, 7/15/2039 (e)	52	51
Series 3607, Class TO, PO, 10/15/2039	434	346
Series 3608, Class SC, IF, IO, 0.81%, 12/15/2039 (e)	273	20
Series 3621, Class BO, PO, 1/15/2040	379	315
Series 3802, Class LS, IF, IO, 1.45%, 1/15/2040 (e)	2,253	116
Series 3632, Class BS, IF, 15.65%, 2/15/2040 (e)	1,137	1,074
Series 3740, Class SB, IF, IO, 0.56%, 10/15/2040 (e)	990	55
Series 3740, Class SC, IF, IO, 0.56%, 10/15/2040 (e)	883	74
Series 3779, Class GZ, 4.50%, 12/15/2040	6,501	5,930
Series 3779, Class Z, 4.50%, 12/15/2040	16,417	15,563
Series 3860, Class PZ, 5.00%, 5/15/2041	10,503	10,296
Series 3852, Class QN, IF, 5.50%, 5/15/2041 (e)	665	624
Series 3852, Class TP, IF, 5.50%, 5/15/2041 (e)	1,667	1,651
Series 4048, Class FB, 5.84%, 10/15/2041 (e)	1,635	1,615
Series 3957, Class B, 4.00%, 11/15/2041	1,048	975
Series 3966, Class NA, 4.00%, 12/15/2041	1,014	951
Series 4012, Class FN, 5.94%, 3/15/2042 (e)	3,047	2,963
Series 4077, Class FB, 5.94%, 7/15/2042 (e)	1,280	1,232
Series 4217, Class KY, 3.00%, 6/15/2043	1,794	1,499
Series 4257, Class DZ, 2.50%, 10/15/2043	6,299	5,037
Series 3688, Class GT, 7.54%, 11/15/2046 (e)	2,273	2,403
Series 4809, Class ZM, 4.00%, 7/15/2048	23,283	21,091
Series 4837, Class ZB, 4.00%, 10/15/2048	7,925	7,263
Series 5008, Class LB, 1.50%, 8/25/2050	21,306	16,338
Series 5190, Class PH, 2.50%, 2/25/2052	22,477	19,702
Series 5354, PO, 10/25/2053	9,853	7,583
FHLMC, STRIPS
Series 197, PO, 4/1/2028	146	135
Series 233, Class 11, IO, 5.00%, 9/15/2035	430	81
Series 233, Class 12, IO, 5.00%, 9/15/2035	367	59
Series 233, Class 13, IO, 5.00%, 9/15/2035	687	116
Series 239, Class S30, IF, IO, 2.26%, 8/15/2036 (e)	1,313	155
Series 262, Class 35, 3.50%, 7/15/2042	13,638	12,522
Series 264, Class F1, 5.99%, 7/15/2042 (e)	5,279	5,089
Series 270, Class F1, 5.94%, 8/15/2042 (e)	1,885	1,814
Series 299, Class 300, 3.00%, 1/15/2043	1,000	892
Series 310, PO, 9/15/2043	3,147	2,309
Series 406, PO, 10/25/2053	67,031	50,330
FHLMC, Structured Pass-Through Certificates, Whole Loan
Series T-41, Class 3A, 4.36%, 7/25/2032 (e)	311	289
Series T-48, Class 1A, 4.42%, 7/25/2033 (e)	906	849
Series T-76, Class 2A, 2.33%, 10/25/2037 (e)	5,278	4,464
Series T-42, Class A5, 7.50%, 2/25/2042	1,261	1,264
Series T-51, Class 2A, 7.50%, 8/25/2042 (e)	260	250
Series T-54, Class 2A, 6.50%, 2/25/2043	1,483	1,489

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series T-54, Class 3A, 7.00%, 2/25/2043	474	489
Series T-56, Class A5, 5.23%, 5/25/2043	3,120	2,878
Series T-57, Class 1AP, PO, 7/25/2043	105	80
Series T-57, Class 1A3, 7.50%, 7/25/2043	294	308
Series T-58, Class A, PO, 9/25/2043	113	87
Series T-58, Class 4A, 7.50%, 9/25/2043	1,617	1,623
Series T-59, Class 1AP, PO, 10/25/2043	130	65
Series T-59, Class 1A2, 7.00%, 10/25/2043	1,573	1,577
Series T-62, Class 1A1, 6.13%, 10/25/2044 (e)	1,716	1,525
First Horizon Alternative Mortgage Securities Trust
Series 2005-FA8, Class 1A19, 5.50%, 11/25/2035	439	214
Series 2007-FA4, Class 1A2, IF, IO, 0.19%, 8/25/2037 (e)	4,620	350
FNMA Trust, Whole Loan
Series 2004-W1, Class 2A2, 7.00%, 12/25/2033	1,007	1,037
Series 2003-W8, Class 3F1, 5.84%, 5/25/2042 (e)	138	138
Series 2003-W2, Class 2A9, 5.90%, 7/25/2042	275	272
Series 2003-W2, Class 1A1, 6.50%, 7/25/2042	458	456
Series 2003-W6, Class 2A4, 5.20%, 9/25/2042	1,601	1,552
Series 2003-W6, Class 3A, 6.50%, 9/25/2042	563	564
Series 2003-W8, Class 2A, 7.00%, 10/25/2042	615	621
Series 2004-W2, Class 2A2, 7.00%, 2/25/2044	163	167
Series 2004-W8, Class 3A, 7.50%, 6/25/2044	148	149
Series 2004-W15, Class 2AF, 5.69%, 8/25/2044 (e)	493	487
Series 2005-W3, Class 2AF, 5.66%, 3/25/2045 (e)	4,006	3,966
Series 2005-W4, Class 1A1, 6.00%, 8/25/2045	214	212
Series 2006-W2, Class 2A, 3.90%, 11/25/2045 (e)	563	557
Series 2006-W2, Class 1AF1, 5.66%, 2/25/2046 (e)	1,810	1,786
FNMA, Grantor Trust, Whole Loan
Series 1999-T2, Class A1, 7.50%, 1/19/2039 (e)	273	274
Series 2001-T3, Class A1, 7.50%, 11/25/2040	468	468
Series 2002-T4, Class A1, 6.50%, 12/25/2041	5,551	5,622
Series 2002-T16, Class A2, 7.00%, 7/25/2042	587	605
Series 2004-T2, Class 2A, 4.36%, 7/25/2043 (e)	382	377
Series 2004-T2, Class 1A4, 7.50%, 11/25/2043	855	868
Series 2004-T1, Class 1A2, 6.50%, 1/25/2044	93	94
Series 2004-T3, Class PT1, 9.51%, 1/25/2044 (e)	117	120
Series 2004-T3, Class 1A2, 6.50%, 2/25/2044	1,552	1,558
Series 2004-T3, Class 1A3, 7.00%, 2/25/2044	646	660
FNMA, REMIC
Series 1993-247, Class SA, IF, 4.27%, 12/25/2023 (e)	—	—
Series 2002-1, Class UD, IF, 5.45%, 12/25/2023 (e)	—	—
Series 1993-230, Class FA, 6.04%, 12/25/2023 (e)	—	—
Series 1993-247, Class FE, 6.44%, 12/25/2023 (e)	—	—
Series 1993-225, Class UB, 6.50%, 12/25/2023	—	—
Series 1993-247, Class SU, IF, 6.91%, 12/25/2023 (e)	—	—
Series 1994-37, Class L, 6.50%, 3/25/2024	1	1
Series 1994-40, Class Z, 6.50%, 3/25/2024	10	9
Series 1994-62, Class PK, 7.00%, 4/25/2024	20	20

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 1994-63, Class PK, 7.00%, 4/25/2024	7	7
Series 2004-53, Class NC, 5.50%, 7/25/2024	—	—
Series 2004-65, Class EY, 5.50%, 8/25/2024	16	16
Series 2004-81, Class JG, 5.00%, 11/25/2024	43	42
Series 1995-2, Class Z, 8.50%, 1/25/2025	1	1
Series G95-1, Class C, 8.80%, 1/25/2025	2	2
Series 2005-67, Class EY, 5.50%, 8/25/2025	126	125
Series 2005-121, Class DX, 5.50%, 1/25/2026	45	44
Series 2006-94, Class GK, IF, 6.04%, 10/25/2026 (e)	24	25
Series 1996-48, Class Z, 7.00%, 11/25/2026	16	16
Series 1997-20, IO, 1.84%, 3/25/2027 (e)	1	—
Series 1997-20, Class IB, IO, 1.84%, 3/25/2027 (e)	—	—
Series 1997-27, Class J, 7.50%, 4/18/2027	10	10
Series 1997-29, Class J, 7.50%, 4/20/2027	17	17
Series 1997-32, Class PG, 6.50%, 4/25/2027	26	26
Series 1997-39, Class PD, 7.50%, 5/20/2027	50	51
Series 1997-42, Class ZC, 6.50%, 7/18/2027	2	2
Series 1997-81, Class PI, IO, 7.00%, 12/18/2027	14	1
Series 1998-36, Class ZB, 6.00%, 7/18/2028	19	19
Series 2008-55, Class S, IF, IO, 2.16%, 7/25/2028 (e)	532	24
Series 2009-11, Class NB, 5.00%, 3/25/2029	181	178
Series 1999-18, Class Z, 5.50%, 4/18/2029	15	15
Series 1999-17, Class C, 6.35%, 4/25/2029	12	12
Series 1999-62, Class PB, 7.50%, 12/18/2029	18	19
Series 2000-2, Class ZE, 7.50%, 2/25/2030	101	104
Series 2000-20, Class SA, IF, IO, 3.66%, 7/25/2030 (e)	12	—
Series 2000-52, IO, 8.50%, 1/25/2031	8	1
Series 2001-7, Class PF, 7.00%, 3/25/2031	15	15
Series 2011-31, Class DB, 3.50%, 4/25/2031	2,764	2,629
Series 2001-33, Class ID, IO, 6.00%, 7/25/2031	105	12
Series 2001-30, Class PM, 7.00%, 7/25/2031	53	54
Series 2001-36, Class DE, 7.00%, 8/25/2031	103	106
Series 2001-60, Class QS, IF, 5.45%, 9/25/2031 (e)	75	78
Series 2001-49, Class Z, 6.50%, 9/25/2031	29	30
Series 2001-44, Class MY, 7.00%, 9/25/2031	138	143
Series 2001-44, Class PD, 7.00%, 9/25/2031	23	24
Series 2001-44, Class PU, 7.00%, 9/25/2031	20	21
Series 2001-52, Class KB, 6.50%, 10/25/2031	20	20
Series 2003-52, Class SX, IF, 6.62%, 10/25/2031 (e)	43	46
Series 2004-74, Class SW, IF, 4.62%, 11/25/2031 (e)	58	60
Series 2001-60, Class PX, 6.00%, 11/25/2031	176	176
Series 2001-61, Class Z, 7.00%, 11/25/2031	203	208
Series 2001-72, Class SX, IF, 4.79%, 12/25/2031 (e)	3	4
Series 2001-81, Class LO, PO, 1/25/2032	5	5
Series 2002-1, Class SA, IF, 7.50%, 2/25/2032 (e)	17	20
Series 2002-13, Class SJ, IF, IO, 1.60%, 3/25/2032 (e)	128	3
Series 2002-13, Class ST, IF, 10.00%, 3/25/2032 (e)	2	2
Series 2002-21, Class LO, PO, 4/25/2032	6	5

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2002-15, Class ZA, 6.00%, 4/25/2032	469	464
Series 2002-21, Class PE, 6.50%, 4/25/2032	79	80
Series 2002-28, Class PK, 6.50%, 5/25/2032	161	163
Series 2002-37, Class Z, 6.50%, 6/25/2032	76	76
Series 2006-130, Class GI, IO, 6.50%, 7/25/2032	260	25
Series 2002-48, Class GH, 6.50%, 8/25/2032	192	196
Series 2004-61, Class SH, IF, 2.23%, 11/25/2032 (e)	23	24
Series 2002-71, Class AP, 5.00%, 11/25/2032	29	29
Series 2011-39, Class ZA, 6.00%, 11/25/2032	1,382	1,384
Series 2004-61, Class SK, IF, 8.50%, 11/25/2032 (e)	63	64
Series 2004-59, Class BG, PO, 12/25/2032	38	32
Series 2002-77, Class S, IF, 4.51%, 12/25/2032 (e)	31	32
Series 2002-78, Class Z, 5.50%, 12/25/2032	419	412
Series 2003-9, Class NZ, 6.50%, 2/25/2033	76	77
Series 2003-14, Class TI, IO, 5.00%, 3/25/2033	44	1
Series 2003-22, Class UD, 4.00%, 4/25/2033	734	694
Series 2003-35, Class EA, PO, 5/25/2033	24	20
Series 2003-42, Class GB, 4.00%, 5/25/2033	58	55
Series 2003-34, Class AX, 6.00%, 5/25/2033	119	120
Series 2003-34, Class ED, 6.00%, 5/25/2033	534	535
Series 2003-34, Class GE, 6.00%, 5/25/2033	346	349
Series 2003-39, IO, 6.00%, 5/25/2033 (e)	31	4
Series 2003-33, Class IA, IO, 6.50%, 5/25/2033	296	52
Series 2007-97, Class KI, IO, 7.00%, 5/25/2033	564	46
Series 2003-47, Class PE, 5.75%, 6/25/2033	257	258
Series 2003-64, Class SX, IF, 0.16%, 7/25/2033 (e)	80	73
Series 2003-132, Class OA, PO, 8/25/2033	6	5
Series 2003-71, Class DS, IF, 0.22%, 8/25/2033 (e)	411	361
Series 2003-74, Class SH, IF, 0.37%, 8/25/2033 (e)	59	54
Series 2005-56, Class TP, IF, 1.82%, 8/25/2033 (e)	39	38
Series 2003-72, Class IE, IO, 5.50%, 8/25/2033	811	117
Series 2003-73, Class HC, 5.50%, 8/25/2033	345	343
Series 2003-91, Class SD, IF, 3.43%, 9/25/2033 (e)	54	52
Series 2013-100, Class WB, 3.00%, 10/25/2033	6,028	5,621
Series 2003-105, Class AZ, 5.50%, 10/25/2033	2,699	2,680
Series 2003-116, Class SB, IF, IO, 2.16%, 11/25/2033 (e)	381	28
Series 2006-44, Class P, PO, 12/25/2033	345	287
Series 2003-122, Class ZJ, 6.00%, 12/25/2033	2,210	2,232
Series 2003-130, Class SX, IF, 3.36%, 1/25/2034 (e)	6	6
Series 2004-87, Class F, 6.19%, 1/25/2034 (e)	453	455
Series 2004-46, Class EP, PO, 3/25/2034	172	164
Series 2004-28, Class PF, 5.84%, 3/25/2034 (e)	158	158
Series 2004-25, Class SA, IF, 4.56%, 4/25/2034 (e)	129	132
Series 2004-17, Class H, 5.50%, 4/25/2034	872	868
Series 2004-46, Class SK, IF, 1.53%, 5/25/2034 (e)	34	32
Series 2004-46, Class QB, IF, 2.23%, 5/25/2034 (e)	72	76
Series 2004-36, Class SA, IF, 4.56%, 5/25/2034 (e)	330	349
Series 2004-36, Class FA, 5.84%, 5/25/2034 (e)	773	764

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2004-51, Class SY, IF, 3.35%, 7/25/2034 (e)	52	48
Series 2004-50, Class VZ, 5.50%, 7/25/2034	1,506	1,485
Series 2005-25, Class PF, 5.79%, 4/25/2035 (e)	401	391
Series 2005-42, Class PS, IF, 3.39%, 5/25/2035 (e)	12	12
Series 2005-74, Class CP, IF, 4.79%, 5/25/2035 (e)	29	29
Series 2005-74, Class CS, IF, 5.05%, 5/25/2035 (e)	127	128
Series 2005-74, Class SK, IF, 5.16%, 5/25/2035 (e)	88	88
Series 2005-59, Class SU, IF, 22.16%, 6/25/2035 (e)	111	99
Series 2005-56, Class S, IF, IO, 1.27%, 7/25/2035 (e)	234	18
Series 2005-66, Class SG, IF, 3.77%, 7/25/2035 (e)	114	119
Series 2005-73, Class PS, IF, 3.09%, 8/25/2035 (e)	115	116
Series 2005-72, Class SB, IF, 3.27%, 8/25/2035 (e)	76	77
Series 2005-68, Class PG, 5.50%, 8/25/2035	309	306
Series 2005-73, Class ZB, 5.50%, 8/25/2035	2,838	2,793
Series 2005-90, PO, 9/25/2035	15	14
Series 2005-75, Class SV, IF, 2.43%, 9/25/2035 (e)	22	21
Series 2010-39, Class OT, PO, 10/25/2035	84	69
Series 2005-90, Class ES, IF, 3.27%, 10/25/2035 (e)	113	113
Series 2005-84, Class XM, 5.75%, 10/25/2035	223	221
Series 2005-106, Class US, IF, 4.61%, 11/25/2035 (e)	452	464
Series 2005-110, Class GL, 5.50%, 12/25/2035	1,873	1,864
Series 2006-46, Class UC, 5.50%, 12/25/2035	31	31
Series 2005-109, Class PC, 6.00%, 12/25/2035	33	33
Series 2006-39, Class WC, 5.50%, 1/25/2036	4	4
Series 2006-16, Class OA, PO, 3/25/2036	56	48
Series 2006-8, Class WQ, PO, 3/25/2036	717	565
Series 2006-8, Class WN, IF, IO, 1.26%, 3/25/2036 (e)	2,666	234
Series 2006-11, Class PS, IF, 4.61%, 3/25/2036 (e)	72	81
Series 2006-12, Class BZ, 5.50%, 3/25/2036	744	736
Series 2006-16, Class HZ, 5.50%, 3/25/2036	160	156
Series 2006-8, Class JZ, 5.50%, 3/25/2036	913	903
Series 2006-22, Class AO, PO, 4/25/2036	211	179
Series 2006-23, Class KO, PO, 4/25/2036	61	54
Series 2006-27, Class OH, PO, 4/25/2036	111	95
Series 2006-23, Class FK, 5.69%, 4/25/2036 (e)	422	410
Series 2006-33, Class LS, IF, 5.66%, 5/25/2036 (e)	70	77
Series 2006-43, PO, 6/25/2036	60	51
Series 2006-43, Class DO, PO, 6/25/2036	186	154
Series 2006-44, Class GO, PO, 6/25/2036	122	102
Series 2006-50, Class JO, PO, 6/25/2036	413	340
Series 2006-50, Class PS, PO, 6/25/2036	510	439
Series 2006-53, Class US, IF, IO, 1.14%, 6/25/2036 (e)	505	43
Series 2006-46, Class SW, IF, 4.24%, 6/25/2036 (e)	20	21
Series 2006-46, Class FW, 5.84%, 6/25/2036 (e)	124	122
Series 2006-58, PO, 7/25/2036	72	60
Series 2006-58, Class AP, PO, 7/25/2036	38	32
Series 2006-65, Class QO, PO, 7/25/2036	139	118
Series 2006-58, Class IG, IF, IO, 1.08%, 7/25/2036 (e)	134	9

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2006-56, Class FC, 5.73%, 7/25/2036 (e)	1,100	1,084
Series 2006-58, Class FL, 5.90%, 7/25/2036 (e)	117	115
Series 2006-71, Class ZL, 6.00%, 7/25/2036	1,508	1,511
Series 2006-63, Class ZH, 6.50%, 7/25/2036	761	779
Series 2011-19, Class ZY, 6.50%, 7/25/2036	1,008	1,031
Series 2006-60, Class AK, IF, 7.03%, 7/25/2036 (e)	77	75
Series 2006-62, Class PS, IF, 7.24%, 7/25/2036 (e)	52	65
Series 2006-72, Class GO, PO, 8/25/2036	236	207
Series 2006-72, Class TO, PO, 8/25/2036	39	33
Series 2006-79, Class DO, PO, 8/25/2036	102	89
Series 2006-79, Class OP, PO, 8/25/2036	145	114
Series 2007-7, Class SG, IF, IO, 1.06%, 8/25/2036 (e)	810	93
Series 2006-79, Class DF, 5.79%, 8/25/2036 (e)	431	424
Series 2006-77, Class PC, 6.50%, 8/25/2036	307	311
Series 2006-78, Class BZ, 6.50%, 8/25/2036	84	85
Series 2006-86, Class OB, PO, 9/25/2036	132	105
Series 2006-90, Class AO, PO, 9/25/2036	92	80
Series 2008-42, Class AO, PO, 9/25/2036	59	48
Series 2006-85, Class MZ, 6.50%, 9/25/2036	32	32
Series 2006-95, Class SG, IF, 4.43%, 10/25/2036 (e)	76	85
Series 2009-19, Class PW, 4.50%, 10/25/2036	631	602
Series 2006-109, PO, 11/25/2036	43	35
Series 2006-110, PO, 11/25/2036	203	167
Series 2006-111, Class EO, PO, 11/25/2036	116	95
Series 2006-115, Class OK, PO, 12/25/2036	117	94
Series 2006-119, PO, 12/25/2036	62	55
Series 2006-117, Class GS, IF, IO, 1.21%, 12/25/2036 (e)	526	25
Series 2006-115, Class ES, IF, 4.79%, 12/25/2036 (e)	12	13
Series 2006-118, Class A1, 5.50%, 12/25/2036 (e)	224	217
Series 2006-118, Class A2, 5.50%, 12/25/2036 (e)	997	970
Series 2006-128, PO, 1/25/2037	123	101
Series 2009-70, Class CO, PO, 1/25/2037	353	295
Series 2006-128, Class BP, 5.50%, 1/25/2037	36	35
Series 2007-10, Class FD, 5.69%, 2/25/2037 (e)	198	194
Series 2007-1, Class SD, IF, 6.34%, 2/25/2037 (e)	73	108
Series 2007-14, Class OP, PO, 3/25/2037	105	88
Series 2007-22, Class SC, IF, IO, 0.64%, 3/25/2037 (e)	16	—
Series 2007-14, Class ES, IF, IO, 1.00%, 3/25/2037 (e)	860	65
Series 2009-63, Class P, 5.00%, 3/25/2037	13	13
Series 2007-77, Class FG, 5.94%, 3/25/2037 (e)	239	233
Series 2007-18, Class MZ, 6.00%, 3/25/2037	230	224
Series 2007-16, Class FC, 6.19%, 3/25/2037 (e)	150	147
Series 2007-28, Class EO, PO, 4/25/2037	311	255
Series 2007-35, Class SI, IF, IO, 0.66%, 4/25/2037 (e)	277	9
Series 2007-29, Class SG, IF, 4.52%, 4/25/2037 (e)	165	175
Series 2007-42, Class AO, PO, 5/25/2037	18	15
Series 2007-43, Class FL, 5.74%, 5/25/2037 (e)	175	169
Series 2007-42, Class B, 6.00%, 5/25/2037	470	469

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-92, Class YS, IF, IO, 0.34%, 6/25/2037 (e)	147	8
Series 2007-53, Class SH, IF, IO, 0.66%, 6/25/2037 (e)	574	38
Series 2007-54, Class WI, IF, IO, 0.66%, 6/25/2037 (e)	162	12
Series 2007-98, Class FB, 5.89%, 6/25/2037 (e)	91	92
Series 2007-92, Class YA, 6.50%, 6/25/2037	88	89
Series 2007-67, PO, 7/25/2037	234	198
Series 2007-72, Class EK, IF, IO, 0.96%, 7/25/2037 (e)	1,564	132
Series 2007-65, Class KI, IF, IO, 1.18%, 7/25/2037 (e)	544	49
Series 2007-60, Class AX, IF, IO, 1.71%, 7/25/2037 (e)	2,416	278
Series 2007-62, Class SE, IF, 2.89%, 7/25/2037 (e)	112	108
Series 2007-70, Class Z, 5.50%, 7/25/2037	557	549
Series 2007-97, Class FC, 5.94%, 7/25/2037 (e)	140	137
Series 2007-79, Class SB, IF, 4.06%, 8/25/2037 (e)	202	222
Series 2007-76, Class AZ, 5.50%, 8/25/2037	153	149
Series 2007-76, Class ZG, 6.00%, 8/25/2037	156	153
Series 2007-78, Class CB, 6.00%, 8/25/2037	55	56
Series 2007-78, Class PE, 6.00%, 8/25/2037	160	161
Series 2007-81, Class GE, 6.00%, 8/25/2037	222	227
Series 2007-88, Class VI, IF, IO, 1.10%, 9/25/2037 (e)	820	70
Series 2007-85, Class SL, IF, 2.54%, 9/25/2037 (e)	45	44
Series 2009-86, Class OT, PO, 10/25/2037	2,076	1,680
Series 2007-100, Class SM, IF, IO, 1.01%, 10/25/2037 (e)	547	44
Series 2007-91, Class ES, IF, IO, 1.02%, 10/25/2037 (e)	888	69
Series 2007-108, Class SA, IF, IO, 0.92%, 12/25/2037 (e)	27	2
Series 2007-109, Class AI, IF, IO, 0.96%, 12/25/2037 (e)	727	43
Series 2007-112, Class SA, IF, IO, 1.01%, 12/25/2037 (e)	869	83
Series 2007-112, Class MJ, 6.50%, 12/25/2037	600	606
Series 2007-116, Class HI, IO, 0.26%, 1/25/2038 (e)	1,213	53
Series 2008-1, Class BI, IF, IO, 0.47%, 2/25/2038 (e)	664	43
Series 2008-4, Class SD, IF, IO, 0.56%, 2/25/2038 (e)	1,786	116
Series 2008-16, Class IS, IF, IO, 0.76%, 3/25/2038 (e)	201	13
Series 2008-10, Class XI, IF, IO, 0.79%, 3/25/2038 (e)	246	18
Series 2008-20, Class SA, IF, IO, 1.55%, 3/25/2038 (e)	302	25
Series 2008-18, Class SP, IF, 3.11%, 3/25/2038 (e)	119	104
Series 2008-18, Class FA, 6.34%, 3/25/2038 (e)	146	144
Series 2008-32, Class SA, IF, IO, 1.41%, 4/25/2038 (e)	120	9
Series 2008-27, Class SN, IF, IO, 1.46%, 4/25/2038 (e)	271	25
Series 2008-28, Class QS, IF, 4.37%, 4/25/2038 (e)	108	109
Series 2008-44, PO, 5/25/2038	10	9
Series 2008-46, Class HI, IO, 1.00%, 6/25/2038 (e)	217	12
Series 2008-53, Class CI, IF, IO, 1.76%, 7/25/2038 (e)	161	14
Series 2008-56, Class AC, 5.00%, 7/25/2038	130	124
Series 2008-60, Class JC, 5.00%, 7/25/2038	191	183
Series 2011-47, Class ZA, 5.50%, 7/25/2038	646	640
Series 2008-80, Class SA, IF, IO, 0.41%, 9/25/2038 (e)	583	38
Series 2008-81, Class SB, IF, IO, 0.41%, 9/25/2038 (e)	629	31
Series 2009-6, Class GS, IF, IO, 1.11%, 2/25/2039 (e)	404	34
Series 2009-4, Class BD, 4.50%, 2/25/2039	7	7

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-17, Class QS, IF, IO, 1.21%, 3/25/2039 (e)	130	8
Series 2009-52, Class PI, IO, 5.00%, 7/25/2039	297	52
Series 2009-47, Class MT, 7.00%, 7/25/2039	8	8
Series 2009-59, Class HB, 5.00%, 8/25/2039	1,181	1,160
Series 2009-60, Class HT, 6.00%, 8/25/2039	1,460	1,489
Series 2009-65, Class MT, 5.00%, 9/25/2039	284	278
Series 2009-69, Class WA, 6.01%, 9/25/2039 (e)	424	426
Series 2009-84, Class WS, IF, IO, 0.46%, 10/25/2039 (e)	179	10
Series 2009-86, Class IP, IO, 5.50%, 10/25/2039	716	132
Series 2009-99, Class SC, IF, IO, 0.74%, 12/25/2039 (e)	239	15
Series 2009-103, Class MB, 5.27%, 12/25/2039 (e)	540	542
Series 2009-99, Class WA, 6.30%, 12/25/2039 (e)	1,074	1,082
Series 2009-113, Class AO, PO, 1/25/2040	180	145
Series 2009-112, Class ST, IF, IO, 0.81%, 1/25/2040 (e)	518	41
Series 2010-1, Class WA, 6.24%, 2/25/2040 (e)	199	200
Series 2010-49, Class SC, IF, 1.77%, 3/25/2040 (e)	785	750
Series 2010-16, Class WB, 6.15%, 3/25/2040 (e)	857	863
Series 2010-16, Class WA, 6.44%, 3/25/2040 (e)	746	752
Series 2010-35, Class SB, IF, IO, 0.98%, 4/25/2040 (e)	350	22
Series 2010-40, Class FJ, 6.04%, 4/25/2040 (e)	93	92
Series 2010-35, Class SJ, IF, 15.44%, 4/25/2040 (e)	481	457
Series 2010-42, Class S, IF, IO, 0.96%, 5/25/2040 (e)	244	14
Series 2010-43, Class FD, 6.04%, 5/25/2040 (e)	206	202
Series 2010-63, Class AP, PO, 6/25/2040	283	234
Series 2010-64, Class DM, 5.00%, 6/25/2040	1,494	1,471
Series 2010-58, Class MB, 5.50%, 6/25/2040	2,959	2,914
Series 2010-71, Class HJ, 5.50%, 7/25/2040	1,090	1,093
Series 2010-102, Class PN, 5.00%, 9/25/2040	1,021	1,006
Series 2010-111, Class AM, 5.50%, 10/25/2040	3,481	3,493
Series 2010-125, Class SA, IF, IO, 3.77%, 11/25/2040 (e)	1,277	31
Series 2010-147, Class SA, IF, IO, 1.09%, 1/25/2041 (e)	2,686	308
Series 2011-30, Class LS, IO, 1.56%, 4/25/2041 (e)	1,883	110
Series 2011-149, Class EF, 5.94%, 7/25/2041 (e)	131	130
Series 2011-75, Class FA, 5.99%, 8/25/2041 (e)	302	298
Series 2011-149, Class MF, 5.94%, 11/25/2041 (e)	576	567
Series 2011-118, Class LB, 7.00%, 11/25/2041	3,135	3,262
Series 2011-118, Class MT, 7.00%, 11/25/2041	3,966	4,102
Series 2011-118, Class NT, 7.00%, 11/25/2041	3,246	3,374
Series 2012-99, Class FA, 5.89%, 9/25/2042 (e)	970	932
Series 2012-101, Class FC, 5.94%, 9/25/2042 (e)	550	530
Series 2012-97, Class FB, 5.94%, 9/25/2042 (e)	1,885	1,814
Series 2012-108, Class F, 5.94%, 10/25/2042 (e)	1,523	1,466
Series 2012-120, Class ZB, 3.50%, 11/25/2042	5,295	4,747
Series 2013-81, Class TA, 3.00%, 2/25/2043	2,136	2,030
Series 2013-4, Class AJ, 3.50%, 2/25/2043	1,129	1,024
Series 2013-92, PO, 9/25/2043	3,922	2,891
Series 2013-101, Class DO, PO, 10/25/2043	3,507	2,546
Series 2013-128, PO, 12/25/2043	6,108	4,472

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2013-135, PO, 1/25/2044	2,165	1,560
Series 2014-29, Class PS, IF, IO, 0.61%, 5/25/2044 (e)	2,067	169
Series 2018-42, Class B, 3.00%, 6/25/2048	34,525	30,043
Series 2018-63, Class DA, 3.50%, 9/25/2048	1,497	1,336
Series 2018-94, Class DZ, 4.00%, 1/25/2049	11,037	9,971
Series 2010-103, Class SB, IF, IO, 0.66%, 11/25/2049 (e)	340	25
Series 2020-90, Class PE, 2.00%, 12/25/2050	11,962	9,327
Series 2011-2, Class WA, 5.83%, 2/25/2051 (e)	293	290
Series 2011-58, Class WA, 5.50%, 7/25/2051 (e)	162	155
FNMA, REMIC Trust, Whole Loan
Series 2004-W10, Class A6, 5.75%, 8/25/2034	1,882	1,853
Series 2007-W3, Class 1A3, 6.75%, 4/25/2037	113	112
Series 2007-W5, PO, 6/25/2037	97	74
Series 2007-W7, Class 1A4, IF, 6.52%, 7/25/2037 (e)	65	74
Series 2002-W6, Class 1A6, 6.15%, 6/25/2042	10,241	10,006
Series 2003-W4, Class 2A, 5.16%, 10/25/2042 (e)	69	68
Series 2003-W1, Class 1A1, 4.80%, 12/25/2042 (e)	499	469
Series 2003-W1, Class 2A, 5.23%, 12/25/2042 (e)	141	134
Series 2004-W11, Class 1A1, 6.00%, 5/25/2044	405	406
Series 2005-W1, Class 1A2, 6.50%, 10/25/2044	695	705
Series 2006-W3, Class 2A, 6.00%, 9/25/2046	424	411
Series 2007-W10, Class 2A, 6.28%, 8/25/2047 (e)	50	49
Series 2009-W1, Class A, 6.00%, 12/25/2049	1,434	1,423
FNMA, REMIC, Whole Loan
Series 2007-101, Class A2, 5.10%, 6/27/2036 (e)	1,656	1,651
Series 2007-54, Class FA, 5.84%, 6/25/2037 (e)	801	778
Series 2007-64, Class FB, 5.81%, 7/25/2037 (e)	260	256
Series 2007-106, Class A7, 6.03%, 10/25/2037 (e)	175	181
Series 2002-90, Class A1, 6.50%, 6/25/2042	287	292
FNMA, STRIPS
Series 265, Class 2, 9.00%, 3/25/2024	—	—
Series 300, Class 1, PO, 9/25/2024	2	2
Series 329, Class 1, PO, 1/25/2033	29	25
Series 345, Class 6, IO, 5.00%, 12/25/2033 (e)	42	6
Series 365, Class 8, IO, 5.50%, 5/25/2036	162	33
Series 374, Class 5, IO, 5.50%, 8/25/2036	110	20
Series 393, Class 6, IO, 5.50%, 4/25/2037	42	5
Series 383, Class 33, IO, 6.00%, 1/25/2038	110	22
Series 412, Class F2, 5.94%, 8/25/2042 (e)	1,972	1,956
Series 411, Class F1, 5.99%, 8/25/2042 (e)	4,486	4,321
FNMA, Whole Loan Series 2007-W1, Class 1AF1, 5.70%, 11/25/2046 (e)	3,115	3,082
G Mitt, 9.38%, 7/15/2024 ‡ (b)	14,297	14,225
GMACM Mortgage Loan Trust Series 2005-AR3, Class 3A4, 3.87%, 6/19/2035 (e)	232	213
GNMA
Series 2001-35, Class SA, IF, IO, 2.81%, 8/16/2031 (e)	54	—
Series 2002-52, Class GH, 6.50%, 7/20/2032	262	262
Series 2003-58, Class BE, 6.50%, 1/20/2033	347	345
Series 2003-12, Class SP, IF, IO, 2.25%, 2/20/2033 (e)	85	1

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-25, Class PZ, 5.50%, 4/20/2033	745	742
Series 2003-46, Class MG, 6.50%, 5/20/2033	268	267
Series 2003-52, Class AP, PO, 6/16/2033	140	129
Series 2003-75, Class ZX, 6.00%, 9/16/2033	403	406
Series 2010-41, Class WA, 5.82%, 10/20/2033 (e)	487	490
Series 2003-97, Class SA, IF, IO, 1.11%, 11/16/2033 (e)	208	4
Series 2003-112, Class SA, IF, IO, 1.11%, 12/16/2033 (e)	290	5
Series 2004-28, Class S, IF, 4.69%, 4/16/2034 (e)	139	145
Series 2005-7, Class JM, IF, 4.74%, 5/18/2034 (e)	4	4
Series 2004-46, PO, 6/20/2034	243	223
Series 2004-49, Class Z, 6.00%, 6/20/2034	999	1,006
Series 2010-103, Class WA, 5.68%, 8/20/2034 (e)	274	277
Series 2004-73, Class JL, IF, IO, 1.11%, 9/16/2034 (e)	1,038	76
Series 2004-71, Class SB, IF, 2.72%, 9/20/2034 (e)	103	106
Series 2004-71, Class ST, IF, 7.00%, 9/20/2034 (e)	103	104
Series 2004-89, Class LS, IF, 4.42%, 10/16/2034 (e)	75	78
Series 2004-90, Class SI, IF, IO, 0.65%, 10/20/2034 (e)	1,458	71
Series 2004-96, Class SC, IF, IO, 0.63%, 11/20/2034 (e)	887	—
Series 2005-3, Class SK, IF, IO, 1.30%, 1/20/2035 (e)	966	69
Series 2005-68, Class DP, IF, 3.32%, 6/17/2035 (e)	249	249
Series 2008-79, Class CS, IF, 1.35%, 6/20/2035 (e)	477	443
Series 2005-56, Class IC, IO, 5.50%, 7/20/2035	95	13
Series 2005-66, Class SP, IF, 2.69%, 8/16/2035 (e)	59	56
Series 2010-14, Class CO, PO, 8/20/2035	563	485
Series 2005-65, Class SA, IF, 2.10%, 8/20/2035 (e)	27	24
Series 2005-68, Class KI, IF, IO, 0.85%, 9/20/2035 (e)	1,991	157
Series 2005-72, Class AZ, 5.50%, 9/20/2035	459	458
Series 2005-82, PO, 10/20/2035	139	117
Series 2010-14, Class BO, PO, 11/20/2035	195	159
Series 2005-91, Class PI, IO, 6.00%, 12/20/2035	201	23
Series 2006-16, Class OP, PO, 3/20/2036	166	142
Series 2006-22, Class AO, PO, 5/20/2036	234	212
Series 2006-34, PO, 7/20/2036	31	28
Series 2006-33, Class Z, 6.50%, 7/20/2036	1,036	1,053
Series 2006-38, Class ZK, 6.50%, 8/20/2036	1,302	1,299
Series 2006-59, Class SD, IF, IO, 1.25%, 10/20/2036 (e)	318	17
Series 2006-57, Class PZ, 5.56%, 10/20/2036	578	573
Series 2006-65, Class SA, IF, IO, 1.35%, 11/20/2036 (e)	527	5
Series 2011-22, Class WA, 5.87%, 2/20/2037 (e)	196	200
Series 2007-57, PO, 3/20/2037	131	127
Series 2007-9, Class CI, IF, IO, 0.75%, 3/20/2037 (e)	625	29
Series 2007-17, Class JO, PO, 4/16/2037	336	279
Series 2007-17, Class JI, IF, IO, 1.37%, 4/16/2037 (e)	867	67
Series 2007-19, Class SD, IF, IO, 0.75%, 4/20/2037 (e)	309	6
Series 2010-129, Class AW, 5.90%, 4/20/2037 (e)	330	337
Series 2007-25, Class FN, 5.74%, 5/16/2037 (e)	272	265
Series 2007-28, Class BO, PO, 5/20/2037	46	40
Series 2007-26, Class SC, IF, IO, 0.75%, 5/20/2037 (e)	566	19

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2007-27, Class SD, IF, IO, 0.75%, 5/20/2037 (e)	634	20
Series 2007-35, PO, 6/16/2037	848	724
Series 2007-36, Class HO, PO, 6/16/2037	81	75
Series 2007-36, Class SE, IF, IO, 1.03%, 6/16/2037 (e)	348	10
Series 2007-36, Class SJ, IF, IO, 0.80%, 6/20/2037 (e)	460	9
Series 2007-45, Class QA, IF, IO, 1.19%, 7/20/2037 (e)	716	34
Series 2007-40, Class SN, IF, IO, 1.23%, 7/20/2037 (e)	683	20
Series 2007-40, Class SD, IF, IO, 1.30%, 7/20/2037 (e)	499	25
Series 2007-53, Class ES, IF, IO, 1.10%, 9/20/2037 (e)	511	17
Series 2007-53, Class SW, IF, 3.87%, 9/20/2037 (e)	114	116
Series 2008-7, Class SP, IF, 2.51%, 10/20/2037 (e)	84	78
Series 2009-79, Class OK, PO, 11/16/2037	878	749
Series 2007-74, Class SL, IF, IO, 1.10%, 11/16/2037 (e)	593	12
Series 2007-73, Class MI, IF, IO, 0.55%, 11/20/2037 (e)	570	11
Series 2007-76, Class SB, IF, IO, 1.05%, 11/20/2037 (e)	1,106	19
Series 2007-67, Class SI, IF, IO, 1.06%, 11/20/2037 (e)	607	18
Series 2007-72, Class US, IF, IO, 1.10%, 11/20/2037 (e)	503	9
Series 2008-7, Class SK, IF, 3.61%, 11/20/2037 (e)	59	56
Series 2007-79, Class SY, IF, IO, 1.10%, 12/20/2037 (e)	753	21
Series 2008-1, PO, 1/20/2038	33	28
Series 2015-137, Class WA, 5.54%, 1/20/2038 (e)	1,878	1,884
Series 2009-106, Class ST, IF, IO, 0.55%, 2/20/2038 (e)	4,620	195
Series 2008-17, IO, 5.50%, 2/20/2038	109	—
Series 2008-33, Class XS, IF, IO, 2.26%, 4/16/2038 (e)	324	17
Series 2008-36, Class SH, IF, IO, 0.85%, 4/20/2038 (e)	744	—
Series 2008-40, Class SA, IF, IO, 0.96%, 5/16/2038 (e)	2,310	122
Series 2008-55, Class SA, IF, IO, 0.75%, 6/20/2038 (e)	185	5
Series 2008-50, Class KB, 6.00%, 6/20/2038	378	385
Series 2008-60, Class CS, IF, IO, 0.70%, 7/20/2038 (e)	635	12
Series 2008-69, Class QD, 5.75%, 7/20/2038	176	175
Series 2008-71, Class SC, IF, IO, 0.55%, 8/20/2038 (e)	216	3
Series 2012-59, Class WA, 5.58%, 8/20/2038 (e)	941	940
Series 2008-76, Class US, IF, IO, 0.45%, 9/20/2038 (e)	773	22
Series 2008-81, Class S, IF, IO, 0.75%, 9/20/2038 (e)	1,617	28
Series 2009-25, Class SE, IF, IO, 2.15%, 9/20/2038 (e)	331	14
Series 2011-97, Class WA, 6.11%, 11/20/2038 (e)	515	524
Series 2008-93, Class AS, IF, IO, 0.25%, 12/20/2038 (e)	871	39
Series 2008-96, Class SL, IF, IO, 0.55%, 12/20/2038 (e)	475	9
Series 2008-95, Class DS, IF, IO, 1.85%, 12/20/2038 (e)	1,387	48
Series 2011-163, Class WA, 5.87%, 12/20/2038 (e)	2,078	2,095
Series 2014-6, Class W, 5.33%, 1/20/2039 (e)	1,556	1,536
Series 2009-6, Class SA, IF, IO, 0.66%, 2/16/2039 (e)	306	—
Series 2009-11, Class SC, IF, IO, 0.71%, 2/16/2039 (e)	403	9
Series 2009-10, Class SA, IF, IO, 0.50%, 2/20/2039 (e)	604	26
Series 2009-6, Class SH, IF, IO, 0.59%, 2/20/2039 (e)	367	—
Series 2009-31, Class TS, IF, IO, 0.85%, 3/20/2039 (e)	338	4
Series 2009-14, Class KI, IO, 6.50%, 3/20/2039	204	22
Series 2009-14, Class NI, IO, 6.50%, 3/20/2039	463	46

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2009-22, Class SA, IF, IO, 0.82%, 4/20/2039 (e)	978	49
Series 2009-35, Class ZB, 5.50%, 5/16/2039	8,514	8,332
Series 2009-33, Class CI, IO, 5.50%, 5/20/2039	127	13
Series 2009-33, Class TI, IO, 6.00%, 5/20/2039	175	23
Series 2009-43, Class SA, IF, IO, 0.50%, 6/20/2039 (e)	591	19
Series 2009-42, Class SC, IF, IO, 0.63%, 6/20/2039 (e)	807	50
Series 2009-64, Class SN, IF, IO, 0.66%, 7/16/2039 (e)	725	34
Series 2009-72, Class SM, IF, IO, 0.81%, 8/16/2039 (e)	888	50
Series 2009-104, Class AB, 7.00%, 8/16/2039	88	88
Series 2009-81, Class SB, IF, IO, 0.64%, 9/20/2039 (e)	1,590	108
Series 2009-75, Class MN, 5.50%, 9/20/2039	2,684	2,640
Series 2009-106, Class AS, IF, IO, 0.96%, 11/16/2039 (e)	1,328	99
Series 2013-147, Class BE, 4.00%, 12/20/2039	3,874	3,518
Series 2015-91, Class W, 5.27%, 5/20/2040 (e)	1,816	1,793
Series 2013-75, Class WA, 5.10%, 6/20/2040 (e)	501	491
Series 2011-137, Class WA, 5.59%, 7/20/2040 (e)	899	913
Series 2010-130, Class CP, 7.00%, 10/16/2040	1,615	1,679
Series 2010-157, Class OP, PO, 12/20/2040	1,803	1,481
Series 2011-75, Class SM, IF, IO, 1.15%, 5/20/2041 (e)	1,162	58
Series 2013-26, Class AK, 4.67%, 9/20/2041 (e)	1,178	1,139
Series 2014-188, Class W, 4.56%, 10/20/2041 (e)	1,227	1,176
Series 2012-141, Class WA, 4.51%, 11/16/2041 (e)	1,491	1,413
Series 2011-157, Class UY, 3.00%, 12/20/2041	1,500	1,266
Series 2012-141, Class WC, 3.71%, 1/20/2042 (e)	1,263	1,163
Series 2012-141, Class WB, 4.03%, 9/16/2042 (e)	849	791
Series 2014-41, Class W, 4.68%, 10/20/2042 (e)	1,346	1,284
Series 2013-54, Class WA, 4.91%, 11/20/2042 (e)	854	824
Series 2013-91, Class WA, 4.44%, 4/20/2043 (e)	1,132	1,060
Series 2019-78, Class SW, IF, IO, 0.65%, 6/20/2049 (e)	7,811	426
Series 2020-123, Class LB, 1.00%, 8/20/2050	12,643	10,084
Series 2020-134, Class ST, IF, IO, 3.11%, 9/20/2050 (e)	45,233	959
Series 2021-201, Class Z, 3.00%, 11/20/2051	17,086	11,164
Series 2012-H24, Class FA, 5.50%, 3/20/2060 (e)	155	152
Series 2012-H24, Class FG, 5.59%, 4/20/2060 (e)	78	76
Series 2013-H03, Class FA, 5.59%, 8/20/2060 (e)	2	2
Series 2011-H05, Class FB, 5.94%, 12/20/2060 (e)	851	847
Series 2011-H06, Class FA, 5.89%, 2/20/2061 (e)	879	875
Series 2012-H21, Class CF, 4.87%, 5/20/2061 (e)	70	68
Series 2011-H19, Class FA, 5.91%, 8/20/2061 (e)	619	616
Series 2012-H26, Class JA, 3.94%, 10/20/2061 (e)	20	19
Series 2012-H10, Class FA, 5.99%, 12/20/2061 (e)	4,933	4,914
Series 2012-H08, Class FB, 6.04%, 3/20/2062 (e)	1,330	1,326
Series 2013-H07, Class MA, 3.93%, 4/20/2062 (e)	9	9
Series 2012-H08, Class FS, 6.14%, 4/20/2062 (e)	3,199	3,191
Series 2012-H15, Class FA, 5.50%, 5/20/2062 (e)	—	—
Series 2012-H26, Class MA, 4.88%, 7/20/2062 (e)	38	38
Series 2012-H18, Class NA, 5.96%, 8/20/2062 (e)	376	374
Series 2012-H28, Class FA, 4.98%, 9/20/2062 (e)	47	47

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2012-H24, Class FE, 4.60%, 10/20/2062 (e)	35	34
Series 2012-H29, Class FA, 5.95%, 10/20/2062 (e)	3,423	3,410
Series 2013-H02, Class HF, 5.04%, 11/20/2062 (e)	2	2
Series 2023-48, Class W, 4.01%, 12/20/2062 (e)	12,490	11,210
Series 2013-H01, Class FA, 1.65%, 1/20/2063	5	5
Series 2013-H01, Class JA, 5.76%, 1/20/2063 (e)	1,304	1,291
Series 2013-H04, Class SA, 5.86%, 2/20/2063 (e)	1,071	1,063
Series 2013-H08, Class FC, 5.89%, 2/20/2063 (e)	1,113	1,106
Series 2013-H07, Class HA, 5.85%, 3/20/2063 (e)	1,959	1,947
Series 2013-H09, Class HA, 1.65%, 4/20/2063	64	59
Series 2013-H14, Class FG, 5.91%, 5/20/2063 (e)	453	450
Series 2013-H14, Class FC, 5.91%, 6/20/2063 (e)	379	377
Series 2014-H01, Class FD, 6.09%, 1/20/2064 (e)	3,259	3,252
Series 2014-H05, Class FA, 6.13%, 2/20/2064 (e)	7,927	7,911
Series 2014-H06, Class HB, 6.09%, 3/20/2064 (e)	940	938
Series 2014-H09, Class TA, 6.04%, 4/20/2064 (e)	2,021	2,015
Series 2014-H10, Class TA, 6.04%, 4/20/2064 (e)	11,483	11,436
Series 2014-H11, Class VA, 5.94%, 6/20/2064 (e)	11,992	11,922
Series 2014-H15, Class FA, 5.94%, 7/20/2064 (e)	11,835	11,768
Series 2014-H17, Class FC, 5.94%, 7/20/2064 (e)	7,893	7,801
Series 2014-H19, Class FE, 5.91%, 9/20/2064 (e)	9,300	9,245
Series 2014-H20, Class LF, 6.04%, 10/20/2064 (e)	6,170	6,107
Series 2015-H02, Class FB, 5.94%, 12/20/2064 (e)	2,411	2,401
Series 2015-H03, Class FA, 5.94%, 12/20/2064 (e)	1,850	1,842
Series 2015-H07, Class ES, 5.91%, 2/20/2065 (e)	4,263	4,234
Series 2015-H05, Class FC, 5.92%, 2/20/2065 (e)	19,237	19,030
Series 2015-H06, Class FA, 5.92%, 2/20/2065 (e)	7,309	7,270
Series 2015-H08, Class FC, 5.92%, 3/20/2065 (e)	24,901	24,785
Series 2015-H10, Class FC, 5.92%, 4/20/2065 (e)	22,959	22,838
Series 2015-H12, Class FA, 5.92%, 5/20/2065 (e)	12,338	12,279
Series 2015-H15, Class FD, 5.88%, 6/20/2065 (e)	6,116	6,082
Series 2015-H15, Class FJ, 5.88%, 6/20/2065 (e)	9,038	8,988
Series 2015-H18, Class FA, 5.89%, 6/20/2065 (e)	4,592	4,567
Series 2015-H16, Class FG, 5.88%, 7/20/2065 (e)	10,943	10,877
Series 2015-H16, Class FL, 5.88%, 7/20/2065 (e)	15,018	14,932
Series 2015-H20, Class FA, 5.91%, 8/20/2065 (e)	9,817	9,762
Series 2015-H26, Class FG, 5.96%, 10/20/2065 (e)	2,883	2,852
Series 2015-H32, Class FH, 6.10%, 12/20/2065 (e)	6,197	6,180
Series 2016-H07, Class FA, 6.19%, 3/20/2066 (e)	24,728	24,694
Series 2016-H07, Class FB, 6.19%, 3/20/2066 (e)	6,239	6,231
Series 2016-H11, Class FD, 4.87%, 5/20/2066 (e)	13,058	12,989
Series 2016-H26, Class FC, 6.44%, 12/20/2066 (e)	8,871	8,840
Series 2017-H08, Class XI, IO, 0.07%, 3/20/2067 (e)	41,278	1,673
Series 2017-H14, Class XI, IO, 0.44%, 6/20/2067 (e)	32,203	1,079
Series 2018-H09, Class FE, 5.50%, 6/20/2068 (e)	2,355	2,323
Series 2019-H20, Class ID, IO, 0.03%, 12/20/2069 (e)	18,020	1,063
Series 2020-H02, Class MI, IO, 0.02%, 1/20/2070 (e)	39,864	1,378
Series 2020-H05, IO, 0.03%, 3/20/2070 (e)	37,082	1,975

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2020-H09, IO, 0.03%, 5/20/2070 (e)	43,899	2,024
Series 2020-H09, Class CI, IO, 0.03%, 5/20/2070 (e)	37,896	2,239
Series 2020-H09, Class IC, IO, 1.25%, 5/20/2070 (e)	43,498	2,824
Series 2020-H11, IO, 0.04%, 6/20/2070 (e)	23,653	1,253
Series 2020-H12, Class IJ, IO, 0.02%, 7/20/2070 (e)	33,675	1,932
Series 2020-H12, Class HI, IO, 0.25%, 7/20/2070 (e)	28,173	2,342
Series 2020-H15, IO, 0.04%, 8/20/2070 (e)	42,039	2,503
Series 2021-H14, Class BF, 6.73%, 9/20/2071 (e)	8,148	8,274
Goodgreen Trust Series 2017-R1, 5.00%, 10/20/2051 ‡	6,830	6,344
Grene 2023-Senior, 5.50%, 1/17/2061 ‡	12,077	11,831
GS Mortgage-Backed Securities Corp. Trust Series 2021-RPL1, Class A1, 1.75%, 12/25/2060 (b) (e)	45,187	40,672
GSMPS Mortgage Loan Trust
Series 2004-4, Class 1AF, 5.86%, 6/25/2034 (b) (e)	287	252
Series 2005-RP2, Class 1AF, 5.81%, 3/25/2035 (b) (e)	491	427
Series 2005-RP3, Class 1AS, IO, 3.73%, 9/25/2035 (b) (e)	2,527	22
Series 2005-RP3, Class 1AF, 5.81%, 9/25/2035 (b) (e)	3,382	2,812
GSR Mortgage Loan Trust
Series 2003-3F, Class 4A3, 5.75%, 4/25/2033	45	43
Series 2004-6F, Class 2A4, 5.50%, 5/25/2034	203	194
Series 2004-6F, Class 3A4, 6.50%, 5/25/2034	170	169
Series 2004-13F, Class 3A3, 6.00%, 11/25/2034	88	84
Series 2005-5F, Class 8A3, 5.50%, 6/25/2035 (e)	82	77
Series 2005-AR6, Class 3A1, 4.02%, 9/25/2035 (e)	25	22
Series 2005-7F, Class 3A9, 6.00%, 9/25/2035	381	360
Series 2006-1F, Class 1A3, 5.50%, 2/25/2036	102	178
Series 2006-1F, Class 2A4, 6.00%, 2/25/2036	1,496	712
Headlands Residential LLC Series 2021-RPL1, Class NOTE, 2.49%, 9/25/2026 (b) (e)	29,381	28,165
Home RE Ltd. (Bermuda) Series 2022-1, Class M1B, 8.83%, 10/25/2034 (b) (e)	9,350	9,528
Impac CMB Trust Series 2005-4, Class 2A1, 6.06%, 5/25/2035 (e)	573	524
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A1, 5.50%, 8/25/2033	290	223
Impac Secured Assets Trust Series 2006-1, Class 2A1, 6.16%, 5/25/2036 (e)	421	369
JPMorgan Mortgage Trust
Series 2006-A2, Class 5A3, 6.13%, 11/25/2033 (e)	503	480
Series 2004-A3, Class 4A1, 5.63%, 7/25/2034 (e)	12	12
Series 2006-A3, Class 6A1, 4.73%, 8/25/2034 (e)	134	127
Series 2006-A2, Class 4A1, 5.59%, 8/25/2034 (e)	1,500	1,480
Series 2004-S1, Class 1A7, 5.00%, 9/25/2034	19	19
Series 2004-A4, Class 1A1, 5.95%, 9/25/2034 (e)	61	56
Series 2005-A1, Class 3A4, 4.89%, 2/25/2035 (e)	249	231
Series 2007-A1, Class 5A1, 4.94%, 7/25/2035 (e)	156	150
Series 2007-A1, Class 5A2, 4.94%, 7/25/2035 (e)	62	60
Legacy Mortgage Asset Trust
Series 2020-GS1, Class A1, 5.88%, 10/25/2059 (b) (f)	5,955	5,993
Series 2020-GS5, Class A1, 6.25%, 6/25/2060 (b) (f)	8,701	8,788
Series 2021-GS1, Class A1, 1.89%, 10/25/2066 (b) (f)	18,493	17,637
Lehman Mortgage Trust
Series 2006-2, Class 1A1, 5.79%, 4/25/2036 (e)	308	194
Series 2007-6, Class 1A8, 6.00%, 7/25/2037	67	55

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2008-2, Class 1A6, 6.00%, 3/25/2038	1,895	585
MASTR Adjustable Rate Mortgages Trust
Series 2004-13, Class 2A1, 5.87%, 4/21/2034 (e)	397	373
Series 2004-3, Class 4A2, 3.85%, 4/25/2034 (e)	151	131
Series 2004-15, Class 3A1, 5.42%, 12/25/2034 (e)	61	56
MASTR Alternative Loan Trust
Series 2004-10, Class 1A1, 4.50%, 9/25/2019	2	2
Series 2004-8, Class 6A1, 5.50%, 9/25/2019	1	1
Series 2003-9, Class 2A1, 6.00%, 12/25/2033	178	173
Series 2003-9, Class 8A1, 6.00%, 1/25/2034	94	89
Series 2004-3, Class 3A1, 6.00%, 4/25/2034	956	927
Series 2004-3, Class 2A1, 6.25%, 4/25/2034	138	135
Series 2004-6, Class 30, PO, 7/25/2034	119	89
Series 2004-6, Class 7A1, 6.00%, 7/25/2034	82	77
Series 2004-7, Class 30, PO, 8/25/2034	84	59
Series 2005-6, Class 3A1, 5.50%, 12/25/2035	66	51
MASTR Asset Securitization Trust
Series 2004-6, Class 15, PO, 7/25/2019 ‡	—	—
Series 2003-12, Class 30, PO, 12/25/2033	8	5
Series 2003-12, Class 6A1, 5.00%, 12/25/2033	65	60
Series 2004-4, Class 1A6, 5.25%, 12/26/2033	157	144
Series 2004-P7, Class A6, 5.50%, 12/27/2033 (b)	70	57
Series 2004-1, Class 30, PO, 2/25/2034	9	6
MASTR Reperforming Loan Trust
Series 2005-2, Class 1A1F, 5.81%, 5/25/2035 (b) (e)	5,266	2,735
Series 2006-2, Class 1A1, 4.07%, 5/25/2036 (b) (e)	552	428
MASTR Resecuritization Trust Series 2005-PO, Class 3, PO, 5/28/2035 (b)	76	53
Merrill Lynch Mortgage Investors Trust
Series 2003-E, Class A1, 6.08%, 10/25/2028 (e)	205	192
Series 2003-F, Class A1, 6.10%, 10/25/2028 (e)	316	293
Series 2004-A, Class A1, 5.92%, 4/25/2029 (e)	81	74
Series 2004-C, Class A2, 6.28%, 7/25/2029 (e)	132	127
Series 2003-A5, Class 2A6, 5.26%, 8/25/2033 (e)	102	94
Series 2004-A4, Class A2, 5.01%, 8/25/2034 (e)	228	210
Series 2004-1, Class 2A1, 4.57%, 12/25/2034 (e)	245	226
Series 2005-A2, Class A1, 4.17%, 2/25/2035 (e)	435	399
Merrill Lynch Mortgage-Backed Securities Trust Series 2007-3, Class 1A3, 6.33%, 6/25/2037 (e)	31	31
Mill City Securities Ltd. (Cayman Islands) Series 2021-RS1, Class A1, 2.91%, 4/28/2066 (b) (e)	37,256	33,705
Morgan Stanley Mortgage Loan Trust
Series 2004-9, Class 4A, 3.17%, 10/25/2019 (e)	55	47
Series 2004-3, Class 4A, 5.64%, 4/25/2034 (e)	626	607
MRFC Mortgage Pass-Through Trust
Series 2000-TBC2, Class A1, 5.92%, 6/15/2030 (e)	466	441
Series 2000-TBC3, Class A1, 5.88%, 12/15/2030 (e)	113	105
NACC Reperforming Loan REMIC Trust Series 2004-R2, Class A1, 6.50%, 10/25/2034 (b) (e)	260	223
Nited Mortgage Mezz, 8.00%, 2/21/2024 ‡	30,000	30,000
Nomura Asset Acceptance Corp. Alternative Loan Trust
Series 2003-A1, Class A5, 7.00%, 4/25/2033	68	66

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Series 2003-A1, Class A1, 5.50%, 5/25/2033	16	15
Series 2003-A1, Class A2, 6.00%, 5/25/2033	45	44
Ocwen Frn Series 2021-GNMSR1, 5.00%, 4/30/2024 ‡	25,457	25,266
Prime Mortgage Trust Series 2004-CL1, Class 1A1, 6.00%, 2/25/2034	200	189
RALI Trust
Series 2002-QS16, Class A3, IF, 5.21%, 10/25/2017 ‡ (e)	1	—
Series 2003-QS9, Class A3, IF, IO, 2.09%, 5/25/2018 ‡ (e)	2	—
Series 2003-QS12, Class A2A, IF, IO, 2.14%, 6/25/2018 ‡ (e)	—	—
Series 2003-QS12, Class A5, IO, 5.00%, 6/25/2018 ‡	—	— (h)
Series 2005-QA6, Class A32, 5.68%, 5/25/2035 (e)	639	366
Series 2007-QS1, Class 1A1, 6.00%, 1/25/2037	71	53
Reperforming Loan REMIC Trust Series 2005-R1, Class 2A, PO, 3/25/2035 (b)	31	16
Residential Asset Securitization Trust Series 2003-A8, Class A5, 4.25%, 10/25/2018	12	13
SART Series 2017-1, 4.75%, 7/15/2024 ‡	1,873	1,850
Seasoned Credit Risk Transfer Trust
Series 2017-4, Class M60C, 3.50%, 6/25/2057	9,539	8,619
Series 2017-4, Class MT, 3.50%, 6/25/2057	27,854	24,212
Series 2018-4, Class MA, 3.50%, 3/25/2058	31,926	29,455
Series 2018-4, Class MZ, 3.50%, 3/25/2058	14,291	9,901
Series 2019-1, Class MT, 3.50%, 7/25/2058	37,577	32,425
Series 2019-1, Class M55D, 4.00%, 7/25/2058	21,266	19,138
Series 2019-2, Class MA, 3.50%, 8/25/2058	15,496	14,192
Series 2019-3, Class MB, 3.50%, 10/25/2058	26,445	20,541
Series 2020-1, Class M55G, 3.00%, 8/25/2059	33,498	29,071
Series 2020-2, Class MB, 2.00%, 11/25/2059	11,989	7,755
Series 2020-3, Class MT, 2.00%, 5/25/2060	48,115	37,245
Series 2022-1, Class MTU, 3.25%, 11/25/2061	67,735	56,842
Series 2023-1, Class MT, 3.00%, 10/25/2062	59,646	47,755
Seasoned Loans Structured Transaction Series 2018-1, Class A1, 3.50%, 6/25/2028	8,427	7,910
Sequoia Mortgage Trust
Series 2004-8, Class A1, 6.15%, 9/20/2034 (e)	355	307
Series 2004-8, Class A2, 6.61%, 9/20/2034 (e)	466	424
Series 2004-10, Class A1A, 6.07%, 11/20/2034 (e)	152	137
Series 2004-11, Class A1, 6.05%, 12/20/2034 (e)	366	323
Series 2004-12, Class A3, 5.99%, 1/20/2035 (e)	407	385
Structured Asset Mortgage Investments II Trust
Series 2004-AR5, Class 1A1, 6.11%, 10/19/2034 (e)	391	360
Series 2005-AR5, Class A3, 5.95%, 7/19/2035 (e)	1,577	1,401
Structured Asset Securities Corp.
Series 2004-4XS, Class 1A5, 5.99%, 2/25/2034 (f)	875	820
Series 2005-RF3, Class 1A, 5.81%, 6/25/2035 (b) (e)	360	307
Structured Asset Securities Corp. Mortgage Pass-Through Certificates
Series 2003-34A, Class 3A3, 5.63%, 11/25/2033 (e)	61	60
Series 2003-37A, Class 2A, 5.77%, 12/25/2033 (e)	546	520
Tarwoood Anoo sep23 144a, 0.00%, 3/15/2025 ‡	29,169	29,169
Thornburg Mortgage Securities Trust
Series 2003-4, Class A1, 6.10%, 9/25/2043 (e)	966	895
Series 2004-4, Class 3A, 4.46%, 12/25/2044 (e)	673	618

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
Towd Point Mortgage Trust
Series 2017-FRE2, Class M6, 4.00%, 11/25/2047 (b) (f)	17,103	15,828
Series 2021-R1, Class A1, 2.92%, 11/30/2060 (b) (e)	94,223	77,215
Series 2021-R1, Class A2C, 3.31%, 11/30/2060 (b)	10,000	9,191
Two Harbors Msr Frn, 7.25%, 4/15/2024 ‡ (b)	72,000	71,640
Vendee Mortgage Trust
Series 1994-1, Class 1, 3.94%, 2/15/2024 (e)	11	11
Series 1994-1, Class 2ZB, 6.50%, 2/15/2024	75	75
Series 1996-1, Class 1Z, 6.75%, 2/15/2026	203	205
Series 1996-2, Class 1Z, 6.75%, 6/15/2026	84	85
Series 1997-1, Class 2Z, 7.50%, 2/15/2027	297	301
Series 1998-1, Class 2E, 7.00%, 3/15/2028	248	248
Series 2010-1, Class DZ, 4.25%, 4/15/2040	4,108	3,859
VM Master Issuer LLC Series 2022-1, Class A1, 5.16%, 5/24/2025 ‡ (b) (e)	47,353	46,778
WaMu Mortgage Pass-Through Certificates
Series 2003-S4, Class 2A10, IF, 2.45%, 6/25/2033 (e)	75	67
Series 2004-RS2, Class A4, 5.00%, 11/25/2033	144	134
WaMu Mortgage Pass-Through Certificates Trust
Series 2003-S1, Class A5, 5.50%, 4/25/2033	289	282
Series 2003-AR7, Class A7, 5.59%, 8/25/2033 (e)	238	216
Series 2003-AR9, Class 1A6, 5.68%, 9/25/2033 (e)	1,328	1,209
Series 2003-AR9, Class 2A, 5.91%, 9/25/2033 (e)	132	117
Series 2003-S9, Class P, PO, 10/25/2033	11	8
Series 2003-S9, Class A8, 5.25%, 10/25/2033	916	870
Series 2003-AR11, Class A6, 5.90%, 10/25/2033 (e)	706	644
Series 2004-AR3, Class A1, 4.50%, 6/25/2034 (e)	299	267
Series 2004-AR3, Class A2, 4.50%, 6/25/2034 (e)	385	344
Series 2004-S2, Class 2A4, 5.50%, 6/25/2034	644	621
Series 2004-S3, Class 1A5, 5.00%, 7/25/2034	51	49
Series 2006-AR10, Class 2P, 4.23%, 9/25/2036 (e)	36	31
Series 2006-AR8, Class 1A2, 4.41%, 8/25/2046 (e)	239	207
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class CP, PO, 3/25/2035	34	22
Series 2005-1, Class 1A1, 5.50%, 3/25/2035	341	306
Series 2005-2, Class 2A3, IF, IO, 4.54%, 4/25/2035 (e)	600	19
Series 2005-2, Class 1A4, IF, IO, 4.59%, 4/25/2035 (e)	2,836	85
Series 2005-4, Class CB7, 5.50%, 6/25/2035	978	852
Series 2005-4, Class CX, IO, 5.50%, 6/25/2035	996	153
Series 2005-6, Class 2A4, 5.50%, 8/25/2035	153	127
Series 2006-1, Class 3A2, 5.75%, 2/25/2036	75	66
Washington Mutual MSC Mortgage Pass-Through Certificates Trust Series 2003-MS7, Class P, PO, 3/25/2033	—	—
Wells Fargo Alternative Loan Trust
Series 2003-1, Class A, PO, 9/25/2033	10	8
Series 2007-PA3, Class 1A2, 5.75%, 7/25/2037	90	75
Wells Fargo Mortgage-Backed Securities Trust Series 2007-7, Class A7, 6.00%, 6/25/2037	47	42
Total Collateralized Mortgage Obligations (Cost $2,148,518)		1,996,710

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Government Agency Securities — 0.5%
FFCB Funding Corp. 1.84%, 1/25/2036	25,000	17,194
FHLB
1.87%, 2/8/2036	32,500	22,411
1.93%, 2/11/2036	40,000	28,306
Israel Government AID Bond (Israel)
5.50%, 12/4/2023	7,240	7,240
2.16%, 11/1/2024 (a)	5,000	4,756
5.50%, 9/18/2033	6,771	7,165
Resolution Funding Corp. STRIPS
DN, 3.33%, 1/15/2030 (a)	30,700	22,913
DN, 3.00%, 4/15/2030 (a)	26,456	19,409
Tennessee Valley Authority
5.88%, 4/1/2036	31,814	34,656
5.50%, 6/15/2038	493	521
4.63%, 9/15/2060	4,157	3,748
4.25%, 9/15/2065	2,604	2,178
Tennessee Valley Authority STRIPS
DN, 4.54%, 11/1/2025 (a)	17,495	15,858
DN, 6.26%, 7/15/2028 (a)	3,119	2,503
DN, 4.07%, 12/15/2028 (a)	3,500	2,757
DN, 5.60%, 6/15/2035 (a)	2,242	1,245
Total U.S. Government Agency Securities (Cost $213,189)		192,860
Municipal Bonds — 0.4% (i)
California — 0.0% ^
City of Los Angeles Department of Airports, Federally Taxable Build America Bonds Direct Payment to Issuer Series 2009C, Rev., 6.58%, 5/15/2039	2,810	3,002
Regents of the University of California Medical Center Pooled Series 2020N, Rev., 3.71%, 5/15/2120	21,120	13,279
State of California, Various Purpose GO, 7.30%, 10/1/2039	2,400	2,763
Total California		19,044
New York — 0.1%
New York State Dormitory Authority, State Personal Income Tax, General Purpose Series 2010D, Rev., 5.60%, 3/15/2040	2,240	2,230
Port Authority of New York and New Jersey, Consolidated
Series 164, Rev., 5.65%, 11/1/2040	10,965	11,215
Series 165, Rev., 5.65%, 11/1/2040	3,780	3,866
Series 174, Rev., 4.46%, 10/1/2062	17,925	15,111
Total New York		32,422
Ohio — 0.1%
American Municipal Power, Inc., Meldahl Hydroelectric Project Series 2010B, Rev., 7.50%, 2/15/2050	11,725	13,981
County of Franklin, Hospital Facilities, Nationwide Children's Hospital Project Rev., 2.88%, 11/1/2050	4,675	2,950
County of Hamilton, Healthcare Facilities, The Christ Hospital Rev., AGM, 3.76%, 6/1/2042	16,870	13,322
Ohio State University (The), General Receipts Series 2011A, Rev., 4.80%, 6/1/2111	9,576	8,268
Ohio University, General Receipts, Federally Taxable Rev., 5.59%, 12/1/2114	5,822	5,229
Total Ohio		43,750

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Municipal Bonds — continued
Oklahoma — 0.1%
Oklahoma Development Finance Authority, Natural Gas Co. Series 2022, Rev., 4.71%, 5/1/2052	11,680	10,662
Oklahoma Development Finance Authority, Public Service Co. Series 2022, Rev., 4.62%, 6/1/2044	27,500	25,550
Total Oklahoma		36,212
Pennsylvania — 0.0% ^
Chester County Health and Education Facilities Authority, Main Line Health System Series 2020C, Rev., 3.31%, 6/1/2051	11,130	7,434
Texas — 0.1%
Texas Natural Gas Securitization Finance Corp. Series 2023A-1, Rev., 5.10%, 4/1/2035	13,200	13,187
Texas Natural Gas Securitization Finance Corp., Winter Storm URI Series 2023A-2, Rev., 5.17%, 4/1/2041	20,730	20,403
Total Texas		33,590
Total Municipal Bonds (Cost $196,662)		172,452
Foreign Government Securities — 0.3%
Kingdom of Saudi Arabia
2.25%, 2/2/2033 (b)	10,140	8,023
3.45%, 2/2/2061 (b)	4,399	2,771
Republic of Chile 2.55%, 1/27/2032	9,568	7,932
Republic of Panama
3.16%, 1/23/2030	8,850	7,243
4.50%, 4/16/2050	5,100	3,310
Republic of Peru 5.63%, 11/18/2050	737	712
United Arab Emirates Government Bond 2.88%, 10/19/2041 (b)	15,748	11,161
United Mexican States
3.75%, 1/11/2028	22,959	21,696
2.66%, 5/24/2031	20,674	16,891
3.50%, 2/12/2034	6,211	5,050
4.75%, 3/8/2044	3,906	3,149
4.60%, 1/23/2046	15,089	11,777
4.35%, 1/15/2047	4,228	3,173
4.60%, 2/10/2048	1,928	1,488
4.40%, 2/12/2052	14,965	11,037
6.34%, 5/4/2053	4,796	4,561
3.77%, 5/24/2061	11,682	7,371
5.75%, 10/12/2110	5,118	4,253
Total Foreign Government Securities (Cost $166,308)		131,598
Loan Assignments — 0.1% (c) (j)
Consumer Finance — 0.1%
OneSky Loan Trust, 1st Lien Term Loan (3-MONTH SOFR + 3.00%), 3.88%, 1/15/2031 (Cost $65,180)	66,170	60,201

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Short-Term Investments — 4.0%
Investment Companies — 4.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (k) (l) (Cost $1,664,595)	1,664,275	1,665,274
Total Investments — 99.8% (Cost $45,759,252)		41,569,379
Other Assets Less Liabilities — 0.2%		75,378
NET ASSETS — 100.0%		41,644,757

Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
AGM	Insured by Assured Guaranty Municipal Corp.
ARM	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of November 30, 2023.
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
DN	Discount Notes
FFCB	Federal Farm Credit Bank
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
GNMA	Government National Mortgage Association
GO	General Obligation
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of November 30, 2023. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

RE	Reinsured
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
Re-REMIC	Combined Real Estate Mortgage Investment Conduit
Rev.	Revenue
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

TBA	To Be Announced; Security is subject to delayed delivery.
UMBS	Uniform Mortgage-Backed Securities
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
(a)	The rate shown is the effective yield as of November 30, 2023.
(b)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023  (Unaudited) (continued)
(c)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of November 30, 2023.
(d)
Contingent Capital security (“CoCo”). CoCos are hybrid debt securities that may be convertible into equity or may be written down if a pre-specified trigger event occurs. The total value of aggregate CoCo holdings at November 30, 2023 is $57,745 or 0.14% of the Fund’s net
assets as of November 30, 2023.

(e)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of November 30, 2023.

(f)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of November 30, 2023.

(g)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(h)	Amount rounds to less than one thousand.
(i)	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
(j)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(k)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(l)	The rate shown is the current yield as of November 30, 2023.
Futures contracts outstanding as of November 30, 2023 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
U.S. Treasury 10 Year Note	11,203	03/19/2024	USD	1,231,105	5,366
U.S. Treasury 10 Year Ultra Note	1,710	03/19/2024	USD	194,272	1,138
U.S. Treasury Ultra Bond	1,543	03/19/2024	USD	189,982	2,432
U.S. Treasury 2 Year Note	6,119	03/28/2024	USD	1,251,527	3,254
U.S. Treasury 5 Year Note	16,704	03/28/2024	USD	1,786,154	6,927
					19,117

Abbreviations
USD	United States Dollar

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
A. Valuation of Investments— Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Fund on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Fund. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset values ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at November 30, 2023.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities	$—	$4,299,386	$1,259,094	$5,558,480
Collateralized Mortgage Obligations	—	1,698,179	298,531	1,996,710
Commercial Mortgage-Backed Securities	—	2,408,441	114,762	2,523,203
Corporate Bonds	—	9,923,119	—	9,923,119
Foreign Government Securities	—	131,598	—	131,598
Loan Assignments	—	60,201	—	60,201
Mortgage-Backed Securities	—	9,073,291	—	9,073,291
Municipal Bonds	—	172,452	—	172,452
U.S. Government Agency Securities	—	192,860	—	192,860
U.S. Treasury Obligations	—	10,272,191	—	10,272,191
Short-Term Investments
Investment Companies	1,665,274	—	—	1,665,274
Total Investments in Securities	$1,665,274	$38,231,718	$1,672,387	$41,569,379
Appreciation in Other Financial Instruments
Futures Contracts	$19,117	$—	$—	$19,117
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of February 28, 2023	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of November 30, 2023
Investments in Securities:
Asset-Backed Securities	$1,383,442	$7	$(44,879)	$635	$320,069	$(477,644)	$65,596	$(47,288)	$59,156	$1,259,094
Collateralized Mortgage Obligations	360,930	—	3,415	3	170,440	(83,521)	—	(86,030)	(66,706)	298,531
Commercial Mortgage-Backed Securities	76,979	—	(868)	45	23,238	(3,204)	18,572	(7,550)	7,550	114,762
Mortgage-Backed Securities	63,826	—	1,431	—	(65,257)	—	—	—	—	—
Total	$1,885,177	$7	$(40,901)	$683	$448,490	$(564,369)	$84,168	$(140,868)	$—	$1,672,387

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Collateralized Mortgage Obligations, Asset-Backed Securities and Commercial Mortgage-Backed Securities.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at November 30, 2023, which were valued using significant unobservable inputs (level 3) amounted to $(44,820).
There were no significant transfers into or out of level 3 for the period ended November 30, 2023.
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Core Bond Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF November 30, 2023 (Unaudited) (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at November 30, 2023	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$349,318	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 20.00% (3.57%)
			Constant Default Rate	0.00% - 29.00% (1.35%)
			Yield (Discount Rate of Cash Flows)	5.95% - 20.95% (7.78%)

Asset-Backed Securities	349,318
	64,911	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (27.94%)
			Yield (Discount Rate of Cash Flows)	0.00% - 11.69% (10.51%)

Collateralized Mortgage Obligations	64,911
Total	$414,229

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services.  At November 30, 2023, the value of these investments was $ 1,258,158. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
B. Investment Transactions with Affiliates — The Fund invested in an Underlying Fund advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuer listed in the table below to be an affiliated issuer. The Underlying Fund's distributions may be reinvested into such Underlying Fund. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended November 30, 2023
Security Description	Value at February 28, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at November 30, 2023	Shares at November 30, 2023	Dividend Income	Capital Gain Distributions
JPMorgan Prime Money Market Fund Class Institutional Shares, 5.39% (a) (b)	$1,056,388	$11,381,882	$10,773,443	$(86)	$533	$1,665,274	1,664,275	$62,754	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of November 30, 2023.